UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5867

Oppenheimer Multi-State Municipal Trust

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OppenheimerFunds, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 10/31/2012

Item 1. Schedule of Investments.

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012(Unaudited)

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes–104.3%
New Jersey–77.2%
$305,000	Atlantic County, NJ Utilities Authority Solid Waste[1]	7.125%	03/01/2016	$306,559
3,335,000	Bayonne, NJ Parking Authority (City Parking)	5.000	06/15/2027	3,295,647
6,065,000	Bayonne, NJ Redevel. Agency[1]	7.625	04/01/2038	7,140,446
10,000	Bergen County, NJ HDC	6.750	10/01/2018	10,036
50,000	Berkeley, NJ HFC (Bayville Hsg.)	5.750	08/01/2014	50,197
140,000	Camden County, NJ Improvement Authority (Cooper Health System)[1]	5.000	02/15/2035	144,495
190,000	Camden County, NJ Improvement Authority (Cooper Health System)[1]	5.750	02/15/2034	196,654
60,000	Casino Reinvestment Devel. Authority of NJ1	5.250	06/01/2017	64,506
10,000	Delaware River Port Authority PA/NJ1	5.000	01/01/2019	10,021
140,000	Delaware River Port Authority PA/NJ1	5.000	01/01/2026	140,169
40,000	Delaware River Port Authority PA/NJ1	5.200	01/01/2027	40,081
1,530,000	Delaware River Port Authority PA/NJ1	5.625	01/01/2026	1,533,596
2,050,000	Delaware River Port Authority PA/NJ1	5.700	01/01/2022	2,055,597
45,000	Delaware River Port Authority PA/NJ1	5.700	01/01/2023	45,123
50,000	Delaware River, PA/NJ Joint Toll Bridge Commission[1]	5.000	07/01/2028	51,566
10,000	Essex County, NJ Improvement Authority (Jewish Federation Terrace)[1]	5.050	06/01/2019	10,021
150,000	Essex County, NJ Improvement Authority (Newark)	5.125	04/01/2029	150,141
250,000	Essex County, NJ Improvement Authority (Newark)[1]	6.250	11/01/2030	292,008
20,000	Essex County, NJ Improvement Authority (Sportsplex)	5.625	10/01/2023	20,044
105,000	Essex County, NJ Improvement Authority (Sportsplex)	5.625	10/01/2027	105,205
5,000	Highlands, NJ Board of Education COP	6.375	02/15/2017	5,015
1,000,000	Hudson County, NJ Improvement Authority[1]	6.000	01/01/2040	1,196,750

1	Oppenheimer New Jersey Municipal Fund

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012(Unaudited)

Principal Amount		Coupon	Maturity	Value
New Jersey Continued
$1,500,000	Hudson County, NJ Improvement Authority (Lincoln Park Golf Course)[1]	5.000%	06/01/2035	$1,692,210
1,250,000	Hudson County, NJ Improvement Authority (Lincoln Park Golf Course)[1]	5.000	06/01/2038	1,404,200
2,655,000	Hudson County, NJ Improvement Authority (Lincoln Park Golf Course)[1]	5.500	06/01/2041	3,089,517
300,000	Irvington Township, NJ GO1	5.000	07/15/2033	302,121
5,000	Jackson, NJ Township Municipal Utilities Authority	5.500	12/01/2015	5,018
95,000	Lodie, NJ Board of Education COP[1]	5.700	09/15/2021	95,225
100,000	Middlesex County, NJ COP[1]	5.000	02/15/2019	100,325
485,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)[1]	5.000	01/01/2015	336,265
500,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)[1]	5.000	01/01/2020	322,865
2,535,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)[1]	5.000	01/01/2032	1,644,860
1,100,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)[1]	5.125	01/01/2037	713,801
20,000	Middlesex County, NJ Improvement Authority (South Plainfield Urban Renewal)[1]	5.500	09/01/2030	20,032
150,000	Middlesex County, NJ Pollution Control Authority (Amerada Hess Corp.)[1]	5.750	09/15/2032	150,291
15,000	Monmouth County, NJ Improvement Authority[1]	5.000	12/01/2014	15,059
35,000	Mount Holly, NJ Municipal Utilities Authority[1]	5.000	12/01/2016	35,135
40,000	Neptune City, NJ Hsg. Authority[1]	6.000	04/01/2019	40,084
445,000	New Brunswick, NJ Parking Authority[1]	5.000	09/01/2027	521,736
605,000	New Brunswick, NJ Parking Authority[1]	5.000	09/01/2029	705,950
300,000	New Brunswick, NJ Parking Authority[1]	5.000	09/01/2031	347,019
50,000	Newark, NJ Hsg. Authority (Lock Street Urban Renewal Partnership)[1]	6.400	01/20/2034	50,104

2	Oppenheimer New Jersey Municipal Fund

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012(Unaudited)

Principal Amount		Coupon		Maturity	Value
New Jersey Continued
$2,875,000	Newark, NJ Hsg. Authority (South Ward Police Facility)[1]	6.750%		12/01/2038	$3,623,161
2,095,000	NJ EDA[1]	5.000		06/15/2028	2,350,674
750,000	NJ EDA[1]	5.000		06/15/2029	836,340
2,045,000	NJ EDA (American Airlines)[2]	7.100		11/01/2031	943,502
50,000	NJ EDA (Bristol Glen)[1]	5.750		07/01/2029	50,026
755,000	NJ EDA (Cadbury at Cherry Hill)	5.500		07/01/2018	755,106
25,000	NJ EDA (Cadbury at Cherry Hill)	5.500		07/01/2028	23,474
300,000	NJ EDA (Chilton Memorial Hospital)[1]	5.500		07/01/2029	330,885
25,000	NJ EDA (Consumers New Jersey Water Company)	5.100		09/01/2032	25,150
5,000,000	NJ EDA (Continental Airlines)[1]	5.125		09/15/2023	5,108,450
5,000,000	NJ EDA (Continental Airlines)[1]	5.250		09/15/2029	5,136,550
11,430,000	NJ EDA (Continental Airlines)[1]	7.000		11/15/2030	11,472,863
3,100,000	NJ EDA (Cranes Mill)[1]	5.100		06/01/2027	3,150,654
175,000	NJ EDA (Dept. of Human Services)[1]	6.250		07/01/2024	175,443
135,000	NJ EDA (Devereux Foundation)[1]	5.450		05/01/2027	135,192
1,525,000	NJ EDA (Drew University)[1]	5.250		07/01/2021	1,840,004
2,339,945	NJ EDA (Empowerment Zone-Cumberland)[2]	7.750		03/01/2021	22,814
2,000,000	NJ EDA (Engel Burman at Woodcliff Lake)	8.000		05/01/2044	2,207,520
2,000,000	NJ EDA (Engel Burman at Woodcliff Lake)	8.000		05/01/2044	2,207,520
2,000,000	NJ EDA (Engel Burman at Woodcliff Lake)[3]	8.000		05/01/2044	2,207,520
6,000,000	NJ EDA (GMT Realty)	6.875		01/01/2037	6,102,960
17,720,000	NJ EDA (Hamilton Care)	6.650		11/01/2037	18,406,814
3,050,000	NJ EDA (Harrogate)[1]	5.875		12/01/2026	3,051,922
10,000	NJ EDA (Hillcrest Health Service)	7.250	[4]	01/01/2018	8,015
4,135,000	NJ EDA (Kapkowski Road Landfill)[1]	6.500		04/01/2031	4,925,777
2,060,000	NJ EDA (Keswick Pines)	5.700		01/01/2018	2,061,154
6,655,000	NJ EDA (Keswick Pines)	5.750		01/01/2024	6,655,532
30,000	NJ EDA (Kullman Associates)[5]	6.125		06/01/2018	23,081
110,000	NJ EDA (Kullman Associates)[5]	6.750		07/01/2019	84,416
160,000	NJ EDA (Leisure Park)	5.875		12/01/2027	160,040
90,000	NJ EDA (Liberty State Park Lease Rental)	5.750		03/15/2022	90,348
50,000	NJ EDA (Liberty State Park)	5.700		03/15/2016	50,211
810,000	NJ EDA (Lions Gate)	5.750		01/01/2025	821,518
1,345,000	NJ EDA (Lions Gate)	5.875		01/01/2037	1,354,375

3	Oppenheimer New Jersey Municipal Fund

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012(Unaudited)

Principal Amount		Coupon	Maturity	Value
New Jersey Continued
$30,000	NJ EDA (Manchester Manor)[1]	6.700%	08/01/2022	$30,093
1,000,000	NJ EDA (Marcus L. Ward Home)[1]	5.750	11/01/2024	1,028,510
1,200,000	NJ EDA (Marcus L. Ward Home)[1]	5.800	11/01/2031	1,233,432
2,550,000	NJ EDA (Masonic Charity Foundation of New Jersey)[1]	5.500	06/01/2031	2,578,892
1,000,000	NJ EDA (Masonic Charity Foundation of New Jersey)[1]	6.000	06/01/2025	1,011,950
90,000	NJ EDA (Metromall Urban Renewal)[1]	6.500	04/01/2031	90,105
55,000	NJ EDA (Middlesex Water Company)[1]	5.200	10/01/2022	55,107
1,535,000	NJ EDA (Middlesex Water Company)[1]	5.250	02/01/2029	1,536,274
4,400,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.000	07/01/2029	4,664,836
330,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2031	351,559
2,500,000	NJ EDA (MSU Student Hsg.)[1]	5.750	06/01/2031	2,825,525
5,000	NJ EDA (New Jersey American Water Company)[1]	5.250	11/01/2032	5,092
5,320,000	NJ EDA (New Jersey American Water Company)[1]	5.600	11/01/2034	6,075,866
4,350,000	NJ EDA (New Jersey American Water Company)[1]	5.700	10/01/2039	4,881,309
125,000	NJ EDA (New Jersey Natural Gas Company)[1]	5.000	12/01/2038	126,460
30,000	NJ EDA (New Jersey Transit Corp.)[1]	5.750	12/15/2017	30,089
145,000	NJ EDA (New Jersey Transit Corp.)[1]	5.750	12/15/2017	145,431
400,000	NJ EDA (Newark Downtown District Management Corp.)[1]	5.125	06/15/2027	422,776
1,400,000	NJ EDA (Newark Downtown District Management Corp.)[1]	5.125	06/15/2037	1,456,210
3,995,000	NJ EDA (Nui Corp.)[1]	5.250	11/01/2033	3,998,635
280,000	NJ EDA (Nui Corp.)[1]	5.250	11/01/2033	280,255
650,000	NJ EDA (Paterson Charter School Science & Technology)[1]	6.000	07/01/2032	716,053
1,900,000	NJ EDA (Paterson Charter School Science & Technology)[1]	6.100	07/01/2044	2,069,157
1,500,000	NJ EDA (Paterson Charter School)[1]	5.000	07/01/2032	1,531,035
2,500,000	NJ EDA (Paterson Charter School)[1]	5.300	07/01/2044	2,551,000
5,000,000	NJ EDA (School Facilities Construction)[1]	5.125	03/01/2028	5,408,550
17,430,000	NJ EDA (School Facilities Construction)[1]	5.125	03/01/2030	18,654,980

4	Oppenheimer New Jersey Municipal Fund

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012(Unaudited)

Principal Amount		Coupon		Maturity	Value
New Jersey Continued
$2,500,000	NJ EDA (School Facilities Construction)[1]	5.250%		09/01/2023	$3,035,575
8,000,000	NJ EDA (School Facilities Construction)[1]	5.750		09/01/2023	9,993,760
1,000,000	NJ EDA (School Facilities)[1]	5.250		09/01/2026	1,182,970
4,000,000	NJ EDA (Seeing Eye)[1]	5.000		06/01/2032	4,631,240
50,000	NJ EDA (St. Barnabas Medical Center)	6.750	[4]	07/01/2018	41,372
65,000	NJ EDA (St. Barnabas Medical Center)	6.833	[4]	07/01/2021	45,609
25,000	NJ EDA (St. Barnabas Medical Center)	7.153	[4]	07/01/2020	18,551
115,000	NJ EDA (The Presbyterian Home at Montgomery)	6.375		11/01/2031	115,000
1,500,000	NJ EDA (UMM Energy Partners)[1]	5.000		06/15/2037	1,524,675
1,250,000	NJ EDA (UMM Energy Partners)[1]	5.125		06/15/2043	1,279,013
20,000	NJ EDA (United Methodist Homes of New Jersey)[1]	5.125		07/01/2018	20,016
50,000	NJ EDA (United Water New Jersey)[1]	5.500		07/01/2039	52,891
35,000	NJ EDA (University of Medicine and Dentistry of New Jersey)[1]	5.000		09/01/2017	36,049
85,000	NJ EDA (University of Medicine and Dentistry of New Jersey)[1]	5.000		09/01/2022	87,256
70,000	NJ EDA (University of Medicine and Dentistry of New Jersey)[1]	5.500		12/01/2017	70,244
480,000	NJ EDA (University of Medicine and Dentistry of New Jersey)[1]	5.500		12/01/2023	481,608
615,000	NJ EDA (University of Medicine and Dentistry of New Jersey)[1]	5.500		12/01/2027	617,122
20,000	NJ EDA (University of Medicine and Dentistry of New Jersey)	5.750		06/01/2016	20,059
45,000	NJ EDA (University of Medicine and Dentistry of New Jersey)[1]	6.000		06/01/2021	45,106
2,500,000	NJ EDA Retirement Community (Seabrook Village)	5.250		11/15/2026	2,566,625
3,585,000	NJ EDA Retirement Community (Seabrook Village)	5.250		11/15/2036	3,617,982
100,000	NJ Educational Facilities Authority (Dorm Safety)[1]	5.000		03/01/2016	100,386
710,000	NJ Educational Facilities Authority (Fairleigh Dickinson University), Series D1	5.250		07/01/2032	715,552
16,410,000	NJ Educational Facilities Authority (Fairleigh Dickinson University), Series D1	6.000		07/01/2025	16,672,724

5	Oppenheimer New Jersey Municipal Fund

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012(Unaudited)

Principal Amount		Coupon	Maturity	Value
New Jersey Continued
$1,735,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.000%	07/01/2033	$1,838,788
300,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.250	07/01/2027	323,010
40,000	NJ Educational Facilities Authority (Kean University)[1]	5.000	07/01/2018	40,142
30,000	NJ Educational Facilities Authority (Kean University)[1]	5.000	07/01/2021	30,087
1,000,000	NJ Educational Facilities Authority (Princeton Theological Seminary)[1]	5.000	07/01/2026	1,033,130
855,000	NJ Educational Facilities Authority (Ramapo College)[1]	5.000	07/01/2037	969,502
500,000	NJ Educational Facilities Authority (Rider University)[1]	5.000	07/01/2037	545,275
5,000	NJ Educational Facilities Authority (Stevens Institute of Technology)[1]	5.000	07/01/2018	5,570
50,000	NJ Educational Facilities Authority (The William Paterson University of New Jersey)[1]	5.000	07/01/2027	50,224
4,055,000	NJ Health Care Facilities Financing Authority (AHS Hospital Corp.)[1]	5.500	07/01/2031	4,821,719
2,000,000	NJ Health Care Facilities Financing Authority (Barnabas Health)[1]	5.625	07/01/2032	2,272,800
17,085,000	NJ Health Care Facilities Financing Authority (Catholic Health East)[1]	5.000	11/15/2033	18,697,824
40,000	NJ Health Care Facilities Financing Authority (CMMC/CMHS Obligated Group)[1]	5.000	07/01/2025	40,091
7,000,000	NJ Health Care Facilities Financing Authority (Deborah Heart & Lung Center)[1]	6.300	07/01/2023	6,999,650
1,750,000	NJ Health Care Facilities Financing Authority (Hackensack University Medical Center)[1]	5.000	01/01/2034	1,860,810
750,000	NJ Health Care Facilities Financing Authority (Hebrew Old Age Center of Atlantic City)	5.300	11/01/2026	751,763
1,000,000	NJ Health Care Facilities Financing Authority (Hebrew Old Age Center of Atlantic City)	5.375	11/01/2036	953,140

6	Oppenheimer New Jersey Municipal Fund

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012(Unaudited)

Principal Amount		Coupon		Maturity	Value
New Jersey Continued
$1,010,000	NJ Health Care Facilities Financing Authority (Holy Name Hospital)[1]	5.000%		07/01/2036	$1,033,513
295,000	NJ Health Care Facilities Financing Authority (Hospital Asset Transformation)[1]	5.250		10/01/2038	323,108
15,000	NJ Health Care Facilities Financing Authority (Jersey City Medical Center)	5.000		08/01/2031	15,016
1,500,000	NJ Health Care Facilities Financing Authority (Kennedy Health System)[1]	5.000		07/01/2031	1,657,830
50,000	NJ Health Care Facilities Financing Authority (Palisades Medical Center)[1]	5.200		07/01/2019	50,038
1,388,838	NJ Health Care Facilities Financing Authority (Pascack Valley Hospital Assoc.)[2]	5.125		07/01/2018	14
5,589,317	NJ Health Care Facilities Financing Authority (Pascack Valley Hospital Assoc.)[2]	5.125		07/01/2028	56
129,334	NJ Health Care Facilities Financing Authority (Pascack Valley Hospital Assoc.)[2]	6.625		07/01/2036	1
400,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)	7.250		07/01/2014	400,244
9,830,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)	7.250		07/01/2027	9,452,037
2,030,000	NJ Health Care Facilities Financing Authority (RWJ University Hospital)	5.000		07/01/2035	2,047,742
10,000	NJ Health Care Facilities Financing Authority (Somerset Medical Center)[1]	5.500		07/01/2023	10,077
70,000	NJ Health Care Facilities Financing Authority (Somerset Medical Center)[1]	5.500		07/01/2033	70,331
15,000	NJ Health Care Facilities Financing Authority (St. Barnabas Corp.)	6.621	[4]	07/01/2017	12,934
37,955,000	NJ Health Care Facilities Financing Authority (St. Barnabas Corp./St. Barnabas Medical Center Obligated Group)	6.250	[4]	07/01/2030	15,777,134
95,000	NJ Health Care Facilities Financing Authority (St. Barnabas)[1]	5.000		07/01/2024	95,086

7	Oppenheimer New Jersey Municipal Fund

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012(Unaudited)

Principal Amount		Coupon	Maturity	Value
New Jersey Continued
$17,000,000	NJ Health Care Facilities Financing Authority (St. Joseph’s Hospital & Medical Center)[1]	6.625%	07/01/2038	$19,741,420
2,500,000	NJ Health Care Facilities Financing Authority (St. Peter’s University Hospital)[1]	6.250	07/01/2035	2,829,125
2,025,000	NJ Health Care Facilities Financing Authority (St. Peters University Hospital)[1]	6.000	07/01/2026	2,326,239
35,000	NJ Health Care Facilities Financing Authority (THGS/THGSF Obligated Group)	5.100	07/01/2021	35,004
50,000	NJ Health Care Facilities Financing Authority (THGS/THGSF Obligated Group)	5.200	07/01/2031	48,158
2,170,000	NJ Health Care Facilities Financing Authority (Trinitas Hospital)[1]	5.250	07/01/2030	2,294,254
6,400,000	NJ Health Care Facilities Financing Authority (Trinitas Hospital/Marillac Corp. Obligated Group)[1]	5.250	07/01/2023	6,883,776
5,380,000	NJ Health Care Facilities Financing Authority (Trinitas Hospital/Marillac Corp. Obligated Group)[1]	5.250	07/01/2030	5,688,059
125,000	NJ Health Care Facilities Financing Authority (Virtua Health Obligated Group)[1]	5.750	07/01/2033	143,630
125,000	NJ Health Care Facilities Financing Authority (Virtua West Jersey Health System/Virtua Health Obligated Group)[1]	5.375	07/01/2029	128,279
45,000	NJ Higher Education Assistance Authority	5.125	06/01/2014	45,130
100,000	NJ Higher Education Assistance Authority[1]	5.750	12/01/2029	115,898
185,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	5.250	06/01/2018	185,368
330,000	NJ Higher Education Student Assistance Authority (Student Loans)	6.000	06/01/2015	331,201
30,000,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	6.125	06/01/2030	33,486,300

8	Oppenheimer New Jersey Municipal Fund

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012(Unaudited)

Principal Amount		Coupon	Maturity	Value
New Jersey Continued
$475,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	6.150%	06/01/2019	$476,463
570,000	NJ Hsg. & Mtg. Finance Agency (Multifamily)[1]	5.000	11/01/2036	587,938
240,000	NJ Hsg. & Mtg. Finance Agency (Multifamily)[1]	5.150	11/01/2030	240,250
35,000	NJ Hsg. & Mtg. Finance Agency (Multifamily)[1]	5.400	11/01/2017	35,071
35,000	NJ Hsg. & Mtg. Finance Agency (Multifamily)[1]	5.750	11/01/2025	35,070
9,630,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[6]	4.550	10/01/2022	10,205,833
4,710,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[6]	4.625	10/01/2027	4,912,247
4,285,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[6]	5.000	10/01/2037	4,459,260
1,955,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[6]	5.375	04/01/2030	2,089,926
200,000	NJ Hsg. & Mtg. Finance Agency, Series A1	5.050	05/01/2034	200,184
415,000	NJ Hsg. & Mtg. Finance Agency, Series A1	5.550	05/01/2027	415,735
40,000	NJ Hsg. & Mtg. Finance Agency, Series A1	5.650	05/01/2040	40,042
470,000	NJ Hsg. & Mtg. Finance Agency, Series AA1	6.150	10/01/2023	545,830
180,000	NJ Hsg. & Mtg. Finance Agency, Series AA1	6.375	10/01/2028	195,253
100,000	NJ Hsg. & Mtg. Finance Agency, Series AA1	6.500	10/01/2038	105,979
390,000	NJ Hsg. & Mtg. Finance Agency, Series B1	6.050	11/01/2017	397,227
10,000	NJ Hsg. & Mtg. Finance Agency, Series B1	6.150	11/01/2020	10,027
100,000	NJ South Jersey Port Corp.[1]	5.250	01/01/2030	102,192
135,000	NJ Sports & Expositions Authority[1]	5.000	09/01/2015	135,481
35,000	NJ Sports & Expositions Authority[1]	5.000	09/01/2016	35,125
25,000	NJ Sports & Expositions Authority[1]	5.000	09/01/2017	25,089
20,000	NJ Sports & Expositions Authority[1]	5.000	09/01/2019	20,065
100,000	NJ Sports & Expositions Authority	5.125	09/01/2014	100,366
5,195,000	NJ Tobacco Settlement Financing Corp.[1]	4.500	06/01/2023	5,083,515

9	Oppenheimer New Jersey Municipal Fund

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012(Unaudited)

Principal Amount		Coupon		Maturity	Value
New Jersey Continued
$17,100,000	NJ Tobacco Settlement Financing Corp.[1]	4.625%		06/01/2026	$16,374,960
3,085,000	NJ Tobacco Settlement Financing Corp.[1]	5.000		06/01/2029	2,973,693
200,950,000	NJ Tobacco Settlement Financing Corp.	5.812	[4]	06/01/2041	9,665,695
20,000	NJ Transit Corp. (Federal Transportation Administration Grants)	5.250		09/15/2014	20,075
5,000,000	NJ Transportation Trust Fund Authority[1]	5.250		06/15/2036	5,789,300
5,000,000	NJ Transportation Trust Fund Authority[1]	5.500		06/15/2041	5,858,300
13,450,000	NJ Transportation Trust Fund Authority[1]	6.000		06/15/2035	16,627,563
8,590,000	NJ Turnpike Authority[1]	5.000		01/01/2031	10,066,535
4,035,000	North Hudson, NJ Sewerage Authority[1]	5.000		06/01/2030	4,646,464
30,000	Orange Township, NJ GO1	5.000		06/01/2027	30,057
10,000	Passaic Valley, NJ Sewage Commissioners	5.500		12/01/2014	10,032
2,239,000	Port Authority NY/NJ (JFK International Air Terminal)	5.750		12/01/2022	2,239,806
7,300,000	Port Authority NY/NJ (JFK International Air Terminal)	5.750		12/01/2025	7,301,898
2,050,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.000		12/01/2036	2,414,367
3,000,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.000		12/01/2042	3,510,150
5,000,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500		12/01/2028	5,510,000
3,305,000	Port Authority NY/NJ (KIAC)	6.750		10/01/2019	3,305,099
10,500,000	Port Authority NY/NJ, 143rd Series[6]	5.000		10/01/2030	11,538,030
1,730,000	Salem County, NJ IPCFA (Public Service Electric & Gas)[1]	5.750		04/01/2031	1,749,670
50,000	Trenton, NJ Parking Authority[1]	5.000		04/01/2025	50,073
25,000	Trenton, NJ Parking Authority[1]	5.000		04/01/2030	25,028
20,000	Trenton, NJ Parking Authority	5.250		04/01/2014	20,065

					512,226,826
U.S. Possessions–27.1%
2,645,000	Guam GO1	5.125		11/15/2027	2,710,940
400,000	Guam GO1	6.750		11/15/2029	450,360
600,000	Guam GO1	7.000		11/15/2039	679,380
2,570,000	Guam Government Business Privilege[1]	5.000		01/01/2037	2,843,397

10	Oppenheimer New Jersey Municipal Fund

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012(Unaudited)

Principal Amount		Coupon		Maturity	Value
U.S. Possessions Continued
$1,300,000	Guam Government Business Privilege[1]	5.250%		01/01/2036	$1,466,686
10,000	Guam Hsg. Corp. (Single Family Mtg.)	5.750		09/01/2031	11,929
125,000	Guam Power Authority, Series A1	5.000		10/01/2023	145,256
125,000	Guam Power Authority, Series A1	5.000		10/01/2024	143,585
250,000	Guam Power Authority, Series A1	5.000		10/01/2030	280,628
250,000	Guam Power Authority, Series A1	5.000		10/01/2034	271,208
50,000	Guam Power Authority, Series A1	5.125		10/01/2029	50,115
220,000	Guam Power Authority, Series A1	5.250		10/01/2034	220,552
600,000	Guam Power Authority, Series A1	5.500		10/01/2030	664,830
285,000	Northern Mariana Islands Commonwealth, Series A	5.000		06/01/2017	274,495
4,285,000	Northern Mariana Islands Commonwealth, Series A	5.000		06/01/2030	3,546,480
100,000	Northern Mariana Islands Commonwealth, Series A1	6.750		10/01/2033	100,143
1,110,000	Northern Mariana Islands Ports Authority, Series A1	5.500		03/15/2031	1,004,539
2,685,000	Northern Mariana Islands Ports Authority, Series A1	6.250		03/15/2028	2,047,850
10,000,000	Puerto Rico Aqueduct & Sewer Authority[6]	5.125		07/01/2047	10,615,900
12,465,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.250		07/01/2042	12,581,672
5,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.750		07/01/2037	5,254,950
2,500,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.125		07/01/2024	2,870,325
8,650,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	8,659,169
4,780,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	4,785,067
26,000,000	Puerto Rico Children’s Trust Fund (TASC)	7.031	[4]	05/15/2055	735,280
950,000	Puerto Rico Commonwealth GO1	5.250		07/01/2032	971,679
3,300,000	Puerto Rico Commonwealth GO1	5.375		07/01/2030	3,465,231
4,000,000	Puerto Rico Commonwealth GO1	5.500		07/01/2039	4,137,600
8,350,000	Puerto Rico Commonwealth GO1	5.750		07/01/2036	8,830,543
3,205,000	Puerto Rico Commonwealth GO1	5.750		07/01/2041	3,352,654
5,000,000	Puerto Rico Commonwealth GO1	6.000		07/01/2029	5,461,450
1,425,000	Puerto Rico Commonwealth GO1	6.000		07/01/2039	1,503,589
1,300,000	Puerto Rico Commonwealth GO1	6.500		07/01/2037	1,443,091
3,000,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2028	3,141,360

11	Oppenheimer New Jersey Municipal Fund

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012(Unaudited)

Principal Amount		Coupon		Maturity	Value
U.S. Possessions Continued
$5,000,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250%		07/01/2030	$5,206,000
4,500,000	Puerto Rico Electric Power Authority, Series ZZ1	5.250		07/01/2026	4,753,845
750,000	Puerto Rico Highway & Transportation Authority[1]	5.750		07/01/2020	775,605
3,000,000	Puerto Rico Highway & Transportation Authority, Series L1	5.250		07/01/2038	3,163,530
575,000	Puerto Rico Infrastructure[1]	5.000		07/01/2027	589,369
4,750,000	Puerto Rico Infrastructure[1]	5.000		07/01/2037	4,750,238
2,610,000	Puerto Rico Infrastructure[1]	5.000		07/01/2041	2,610,783
5,000,000	Puerto Rico Infrastructure	7.000	[4]	07/01/2032	1,521,800
2,000,000	Puerto Rico Infrastructure	7.000	[4]	07/01/2033	560,160
975,000	Puerto Rico Infrastructure	7.000	[4]	07/01/2035	233,444
3,000,000	Puerto Rico Infrastructure	7.050	[4]	07/01/2042	434,880
400,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500		10/01/2037	421,752
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		04/01/2027	102,029
930,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	928,661
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.125		04/01/2032	101,677
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		04/01/2042	101,658
1,710,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625		06/01/2026	1,716,806
1,000,000	Puerto Rico ITEMECF (Polytechnic University)[1]	5.000		08/01/2032	993,720
2,980,000	Puerto Rico Port Authority (American Airlines), Series A2	6.300		06/01/2023	1,928,000
305,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2033	312,283
5,000,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2042	5,050,600
1,000,000	Puerto Rico Public Buildings Authority[1]	5.625		07/01/2039	1,027,290
500,000	Puerto Rico Public Buildings Authority[1]	6.750		07/01/2036	593,070
200,000	Puerto Rico Public Buildings Authority[1]	7.000		07/01/2025	216,276
1,530,000	Puerto Rico Public Buildings Authority, Series D1	5.250		07/01/2036	1,530,153

12	Oppenheimer New Jersey Municipal Fund

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012(Unaudited)

Principal Amount		Coupon		Maturity	Value
U.S. Possessions Continued
$5,150,000	Puerto Rico Public Finance Corp., Series B1	5.500%		08/01/2031	$5,399,054
11,500,000	Puerto Rico Sales Tax Financing Corp., Series A6	5.250		08/01/2057	12,111,455
3,500,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500		08/01/2044	4,111,205
5,235,000	Puerto Rico Sales Tax Financing Corp., Series B1	6.000		08/01/2026	5,874,665
14,000,000	Puerto Rico Sales Tax Financing Corp., Series C6	5.750		08/01/2057	15,446,340
30,000	V.I. HFA, Series A	6.500		03/01/2025	30,046
500,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.250		10/01/2029	545,755
1,245,000	V.I. Public Finance Authority, Series A1	6.375		10/01/2019	1,249,482
1,100,000	V.I. Tobacco Settlement Financing Corp.	6.500	[4]	05/15/2035	139,656
2,050,000	V.I. Tobacco Settlement Financing Corp.	6.875	[4]	05/15/2035	243,991
3,100,000	V.I. Tobacco Settlement Financing Corp.	7.625	[4]	05/15/2035	297,104

					179,794,315

Total Municipal Bonds and Notes (Cost $687,339,125)					692,021,141
Shares
Common Stocks–0.0%
444	Converted Organics, Inc.[7,8] (Cost $ 1,205,000)				1
Preferred Stocks–0.0%
3,795	Converted Organics, Inc., Series A 7,8 (Cost $3,795,000)				1
Total Investments, at Value (Cost $692,339,125)–104.3%					692,021,143

Liabilities in Excess of Other Assets–(4.3)					(28,777,451)

Net Assets–100.0%					$663,243,692

Footnotes to Statement of Investments

1.	All or a portion of the security position has been segregated for collateral to cover borrowings.
2.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.
3.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after October 31, 2012. See accompanying Notes.
4.	Zero coupon bond reflects effective yield on the date of purchase.
5.	This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.
6.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.
7.	Received as a result of a corporate action.
8.	Non-income producing security.

13	Oppenheimer New Jersey Municipal Fund

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012(Unaudited)

To simplify the listings of securities, abbreviations are used per the table below:

AHS	Adventist Health System
CMHS	Clara Maass Health System
CMMC	Clara Maass Medical Center
COP	Certificates of Participation
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDA	Economic Devel. Authority
GO	General Obligation
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
IPCFA	Industrial Pollution Control Financing Authority
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
MSU	Montclair State University
NY/NJ	New York/New Jersey
PA/NJ	Pennsylvania/New Jersey
ROLs	Residual Option Longs
RWJ	Robert Wood Johnson
TASC	Tobacco Settlement Asset-Backed Bonds
THGS	The House of the Good Shepard
THGSF	The House of the Good Shepard Foundation
V.I.	United States Virgin Islands

Notes to Statement of Investments

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically,

14	Oppenheimer New Jersey Municipal Fund

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012(Unaudited)

usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the

15	Oppenheimer New Jersey Municipal Fund

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012(Unaudited)

exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

16	Oppenheimer New Jersey Municipal Fund

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012(Unaudited)

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of October 31, 2012, the Fund’s maximum exposure under such agreements is estimated at $19,965,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At October 31, 2012, municipal bond holdings with a value of $71,378,991 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $38,310,000 in short-term floating rate securities issued and outstanding at that date.

At October 31, 2012, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate [2]	Maturity Date	Value
$2,355,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) DRIVERS	7.049%	10/1/27	$2,557,247
980,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) DRIVERS	8.333	4/1/30	1,114,926
2,145,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) DRIVERS	7.692	10/1/37	2,319,260

17	Oppenheimer New Jersey Municipal Fund

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012(Unaudited)

Principal Amount	Inverse Floater[1]	Coupon Rate [2]	Maturity Date	Value
2,415,000	NJ Hsg. & Mtg. Finance Agency ROLs[3]	15.441	10/1/22	2,990,833
2,625,000	Port Authority NY/NJ, 3205th Series	14.531	10/1/30	3,663,030
5,000,000	Puerto Rico Aqueduct & Sewer Authority ROLs	7.902	7/1/47	5,615,900
5,750,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	8.320	8/1/57	6,361,455
7,000,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	9.161	8/1/57	8,446,340

				$33,068,991

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2.	Represents the current interest rate for the inverse floating rate security.
3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $38,310,000 as of October 31, 2012.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security

18	Oppenheimer New Jersey Municipal Fund

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012(Unaudited)

at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of October 31, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$2,000,000

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of October 31, 2012 is as follows:

Cost	$8,470,263
Market Value	$2,894,387
Market Value as a % of Net Assets	0.44%

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

19	Oppenheimer New Jersey Municipal Fund

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012(Unaudited)

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

20	Oppenheimer New Jersey Municipal Fund

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012(Unaudited)

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various

21	Oppenheimer New Jersey Municipal Fund

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012(Unaudited)

data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts that as of October 31, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New Jersey	$—	$512,226,755	$71	$512,226,826
U.S. Possessions	—	179,794,315	—	179,794,315
Common Stocks	1	—	—	1
Preferred Stocks	—	—	1	1

Total Assets	$1	$692,021,070	$72	$692,021,143

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

22	Oppenheimer New Jersey Municipal Fund

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012(Unaudited)

Federal tax cost of securities	$654,260,178 [1]

Gross unrealized appreciation	$45,417,831
Gross unrealized depreciation	(46,486,563)

Net unrealized depreciation	$(1,068,732)

1.	The Federal tax cost of securities does not include cost of $38,829,697, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

23	Oppenheimer New Jersey Municipal Fund

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes–110.3%
Pennsylvania–83.8%
$24,750,000	Allegheny County, PA GO1	0.848%[2]	11/01/2026	$23,104,125
130,000	Allegheny County, PA HDA (Catholic Health East)[1]	5.375	11/15/2022	130,261
75,000	Allegheny County, PA HDA (Catholic Health East)[1]	5.500	11/15/2032	75,154
80,000	Allegheny County, PA HDA (Jefferson Regional Medical Center)[1]	5.125	05/01/2025	80,027
25,000	Allegheny County, PA HDA (Jefferson Regional Medical Center)[1]	5.125	05/01/2029	25,006
3,150,000	Allegheny County, PA HDA (Ohio Valley General Hospital)[1]	5.125	04/01/2035	3,045,956
35,000	Allegheny County, PA HDA (UPMC Health System)[1]	5.375	08/15/2029	39,713
160,000	Allegheny County, PA HDA (UPMC Health System)[1]	5.500	08/15/2034	181,192
1,310,000	Allegheny County, PA HEBA (Carlow University)[1]	6.000	11/01/2021	1,453,091
1,125,000	Allegheny County, PA HEBA (Carlow University)[1]	6.750	11/01/2031	1,267,594
1,000,000	Allegheny County, PA HEBA (Chatham University)[1]	5.000	09/01/2035	1,077,640
2,250,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.500	10/15/2030	2,457,968
3,650,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.750	10/15/2040	4,027,885
2,500,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.900	10/15/2028	2,689,125
15,000	Allegheny County, PA HEBA (Robert Morris University)[1]	6.000	05/01/2028	17,602
2,000,000	Allegheny County, PA HEBA (Robert Morris University)[1]	6.000	10/15/2038	2,134,720
3,095,000	Allegheny County, PA HEBA (Waynesburg College)[1]	4.800	05/01/2036	3,144,799
10,000	Allegheny County, PA IDA (ARC Allegheny Foundation)	5.000	12/01/2028	8,743
1,200,000	Allegheny County, PA IDA (Propel Charter School-East)[1]	6.375	08/15/2035	1,308,084
1,000,000	Allegheny County, PA IDA (Propel Charter School-Montour)[1]	6.750	08/15/2035	1,115,750
1,000,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)[1]	5.000	09/01/2021	1,026,930
1,225,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)[1]	5.100	09/01/2026	1,236,368
1,215,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)[1]	5.125	09/01/2031	1,218,475
445,000	Allegheny County, PA IDA (School Facility Devel.)[1]	5.900	08/15/2026	474,971
1,055,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)	5.100	07/01/2014	1,091,303
23,750,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)	5.600	07/01/2023	24,541,350
210,000	Allegheny County, PA Redevel. Authority (Robinson Mall)	6.875	11/01/2017	210,036
60,000	Allegheny County, PA Redevel. Authority (Robinson Mall)[1]	7.000	11/01/2017	60,016

1	Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Pennsylvania Continued
$1,710,000	Allegheny County, PA Residential Finance Authority (Broadview Manor Apartments)	5.950%	01/20/2043	$1,830,914
1,330,000	Allegheny County, PA Residential Finance Authority (Independence House Apartments)	6.100	01/20/2043	1,433,168
1,710,000	Allegheny County, PA Residential Finance Authority (Versailles Apartments)	6.160	01/20/2043	1,847,330
3,000,000	Allentown, PA Neighborhood Improvement Zone[1]	5.000	05/01/2035	3,210,690
13,000,000	Berks County, PA Municipal Authority (Reading Hospital & Medical Center)[3]	5.500	11/01/2031	15,042,690
1,750,000	Bethlehem, PA GO1	6.500	12/01/2032	2,098,198
50,000	Blair County, PA IDA (The Village at Penn State Retirement Community)[4]	10.000	01/01/2012	1
1,180,000	Bonneauville Borough, PA Municipal Authority	5.250	06/01/2037	1,229,820
2,000,000	Bonneauville Borough, PA Municipal Authority	5.300	06/01/2043	2,076,700
1,000,000	Bucks County, PA IDA (Chandler Hall Health Care Facility)	6.200	05/01/2019	1,000,550
10,000	Bucks County, PA IDA (Chandler Hall Health Care Facility)	6.300	05/01/2029	10,000
1,000,000	Bucks County, PA IDA (Lutheran Community Telford Center)	5.750	01/01/2027	1,026,870
2,000,000	Butler County, PA Hospital Authority (Butler Health System)[1]	7.250	07/01/2039	2,516,220
480,000	Butler County, PA IDA (Greenview Gardens Apartments)[1]	6.000	07/01/2023	492,168
880,000	Butler County, PA IDA (Greenview Gardens Apartments)[1]	6.250	07/01/2033	898,700
100,000	Cambridge, PA Area Joint Authority	5.250	12/01/2021	100,173
2,865,000	Cambridge, PA Area Joint Authority[1]	6.000	12/01/2037	3,216,822
270,000	Carbondale, PA Hsg. Corp.[1]	8.125	05/01/2019	280,122
1,000,000	Centre County, PA Hospital Authority (Mt. Nittany Medical Center)[1]	6.250	11/15/2041	1,223,230
3,995,000	Centre County, PA Hospital Authority (Mt. Nittany Medical Center)[1]	6.250	11/15/2044	4,468,647
2,000,000	Centre County, PA Hospital Authority (Mt. Nittany Medical Center)[1]	7.000	11/15/2046	2,588,960
30,000	Charleroi, PA Area School Authority[1]	6.000	10/01/2017	30,119
5,000	Chester County, PA H&EFA (Chester County Hospital)	5.875	07/01/2016	5,021
2,330,000	Chester County, PA H&EFA (Chester County Hospital)[1]	6.750	07/01/2021	2,333,798
8,750,000	Chester County, PA H&EFA (Chester County Hospital)[1]	6.750	07/01/2031	8,759,888
23,915,000	Chester County, PA IDA (Aqua Pennsylvania)[3]	5.000	02/01/2041	25,421,544
1,050,000	Chester County, PA IDA (Collegium Charter School)[1]	5.000	04/15/2022	1,053,938
7,595,000	Chester County, PA IDA (Collegium Charter School)[1]	5.500	04/15/2031	7,613,684
1,075,000	Chester County, PA IDA (Westtown School)[1]	5.000	01/01/2032	1,218,040
1,000,000	Clairton, PA Municipal Authority[1]	5.000	12/01/2037	1,031,540

2	Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Pennsylvania Continued
$1,000,000	Clairton, PA Municipal Authority[1]	5.000%	12/01/2042	$1,029,180
3,450,000	Cumberland County, PA Municipal Authority (Asbury Atlantic)	6.000	01/01/2040	3,754,980
1,000,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Ministries)[1]	5.000	01/01/2027	1,048,150
3,000,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries)[1]	6.250	01/01/2024	3,464,670
1,000,000	Cumberland County, PA Municipal Authority (Dickinson College)[1]	5.000	11/01/2032	1,155,320
2,000,000	Cumberland County, PA Municipal Authority (Dickinson College)[1]	5.000	11/01/2037	2,246,800
1,000,000	Cumberland County, PA Municipal Authority (Presbyterian Homes)[1]	5.000	12/01/2020	1,047,420
950,000	Cumberland County, PA Municipal Authority (Presbyterian Homes)[1]	5.000	12/01/2021	988,152
6,605,000	Delaware County, PA Authority (Cabrini College)	5.500	07/01/2024	6,665,634
2,500,000	Delaware County, PA Authority (CCMC/CKHS/DCMH Obligated Group)[1]	5.000	12/15/2026	2,538,900
5,900,000	Delaware County, PA Authority (CCMC/CKHS/DCMH Obligated Group)[1]	5.000	12/15/2031	5,923,659
6,385,000	Delaware County, PA Authority (Eastern University)[1]	5.000	10/01/2027	6,779,657
3,965,000	Delaware County, PA Authority (Eastern University)[1]	5.250	10/01/2032	4,197,389
120,000	Delaware County, PA Authority (MAS/MCMCSPA/MHH/MHP/MHSSPA Obligated Group)	5.375	11/15/2023	120,281
1,160,000	Delaware County, PA Authority (Neumann College)[1]	6.000	10/01/2025	1,303,190
280,000	Delaware County, PA Authority (Neumann College)[1]	6.000	10/01/2030	309,235
1,000,000	Delaware County, PA Authority (Neumann College)[1]	6.125	10/01/2034	1,098,780
1,200,000	Delaware County, PA Authority (Neumann College)[1]	6.250	10/01/2038	1,348,128
1,150,000	Delaware County, PA Authority (Neumann University)[1]	5.000	10/01/2025	1,243,955
1,250,000	Delaware County, PA Authority (Neumann University)[1]	5.250	10/01/2031	1,368,850
18,705,000	Delaware County, PA IDA (Aqua Pennsylvania)[3]	5.000	11/01/2038	19,576,229
4,345,000	Delaware County, PA IDA (Naamans Creek)	7.000	12/01/2036	4,600,312
65,000	Delaware County, PA IDA (Philadelphia Suburban Water Company)[1]	5.350	10/01/2031	65,111
100,000	Delaware River Port Authority PA/NJ1	5.000	01/01/2026	100,121
2,615,000	Delaware River Port Authority PA/NJ1	5.625	01/01/2026	2,621,145
3,950,000	Delaware River Port Authority PA/NJ1	5.700	01/01/2022	3,960,784
4,000,000	Erie County, PA Hospital Authority (St. Vincent’s Health)[1]	7.000	07/01/2027	4,418,160

3	Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Pennsylvania Continued
$1,000,000	Erie, PA Higher Education Building Authority (Gannon University)[1]	5.375%		05/01/2030	$1,099,550
2,565,000	Erie, PA Higher Education Building Authority (Gannon University)[1]	5.500		05/01/2040	2,849,895
3,000,000	Erie, PA Higher Education Building Authority (Mercyhurst College)[1]	5.500		03/15/2038	3,232,470
1,375,000	Erie-Western PA Port Authority	5.125		06/15/2016	1,514,961
4,290,000	Fayette County, PA Redevel. Authority (Fayette Crossing)	7.000		09/01/2019	4,581,548
6,575,000	Harrisburg, PA Authority[1]	5.000		07/15/2021	6,602,747
450,000	Harrisburg, PA Authority[1]	5.000		07/15/2024	450,113
125,000	Harrisburg, PA GO	9.600	[5]	09/15/2013	117,943
10,000	Harrisburg, PA GO	9.600	[5]	09/15/2015	8,213
40,000	Harrisburg, PA GO	9.600	[5]	03/15/2016	31,640
225,000	Harrisburg, PA GO	9.601	[5]	03/15/2013	219,465
210,000	Harrisburg, PA GO	9.601	[5]	03/15/2015	178,477
50,000	Harrisburg, PA GO	9.614	[5]	09/15/2016	38,199
25,000	Harrisburg, PA GO	9.624	[5]	03/15/2014	22,786
70,000	Harrisburg, PA GO	9.727	[5]	09/15/2015	57,488
150,000	Harrisburg, PA GO	10.084	[5]	03/15/2015	127,484
115,000	Harrisburg, PA GO	10.366	[5]	03/15/2013	112,171
50,000	Harrisburg, PA GO	11.012	[5]	09/15/2013	47,177
2,205,000	Harrisburg, PA Water System[1]	5.000		07/15/2018	2,222,574
5,055,000	Harrisburg, PA Water System[1]	5.000		07/15/2020	5,080,477
335,000	Harrisburg, PA Water System[1]	5.000		07/15/2023	336,142
6,815,000	Horsham, PA Industrial and Commercial Devel. Authority (Pennsylvania LTC)	6.000		12/01/2037	6,797,281
3,000,000	Indiana County, PA IDA (Student Coop Association)[1]	5.000		05/01/2033	3,336,690
140,000	Indiana County, PA IDA Pollution Control (PSEG Power LLC)[1]	5.850		06/01/2027	141,582
2,100,000	Lackawanna County, PA GO1	6.000		09/15/2032	2,405,004
1,825,000	Lancaster County, PA Hospital Authority (St. Anne’s Retirement Community)	5.000		04/01/2033	1,837,191
820,000	Lancaster County, PA Hospital Authority (Willow Valley Retirement Communities)[1]	5.875		06/01/2021	834,973
90,000	Latrobe, PA IDA (St. Vincent College)[1]	5.700		05/01/2031	90,570
13,260,000	Lawrence County, PA IDA (Shenango Presbyterian Center)	5.625		11/15/2037	12,980,877
1,020,000	Lehigh County, PA GPA (Bible Fellowship Church Home)	6.000		12/15/2023	1,020,602
985,000	Lehigh County, PA GPA (Bible Fellowship Church Home)	7.625		11/01/2021	996,840
750,000	Lehigh County, PA GPA (Bible Fellowship Church Home)	7.750		11/01/2033	758,633
8,190,000	Lehigh County, PA GPA (Kidspeace Obligated Group)[6]	6.000		11/01/2018	4,095,410

4	Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Pennsylvania Continued
$2,000,000	Lehigh County, PA GPA (Kidspeace Obligated Group)[4]	6.000%	11/01/2018	$1,000,100
3,600,000	Lehigh County, PA GPA (Kidspeace Obligated Group)[4]	6.000	11/01/2023	1,800,180
1,100,000	Lehigh County, PA GPA (Kidspeace Obligated Group)[6]	6.000	11/01/2023	550,055
445,000	Lehigh County, PA GPA (Kidspeace Obligated Group)	5.800	11/01/2012	282,611
4,700,000	Lehigh Northampton, PA Airport Authority[1]	6.000	05/15/2030	4,704,089
10,000	Luzerne County, PA Flood Protection Authority[1]	5.000	01/15/2023	10,010
5,000,000	Luzerne County, PA IDA	7.750	12/15/2027	5,275,000
105,000	Luzerne County, PA IDA (Pennsylvania-American Water Company)[1]	5.100	09/01/2034	106,989
22,500,000	Luzerne County, PA IDA (Pennsylvania-American Water)[3]	5.100	09/01/2034	23,094,450
10,000	Luzerne County, PA IDA (Pennsylvania-American Water)[1]	5.100	09/01/2034	10,264
3,720,000	Lycoming County, PA Authority (Pennsylvania College of Technology)[1]	5.000	05/01/2032	4,139,690
2,730,000	McKean County, PA Hospital Authority (Bradford Hospital)	5.000	10/01/2020	2,411,682
2,900,000	McKean County, PA Hospital Authority (Bradford Hospital)	5.250	10/01/2030	2,223,517
11,060,000	Mifflin County, PA Hospital Authority (Lewiston Hospital/Lewiston Healthcare Foundation Obligated Group)[1]	5.125	07/01/2030	11,349,661
595,000	Millcreek, PA Richland Joint Authority	5.250	08/01/2022	651,347
855,000	Millcreek, PA Richland Joint Authority	5.375	08/01/2027	907,625
1,000,000	Millcreek, PA Richland Joint Authority	5.500	08/01/2037	1,047,490
1,390,000	Millcreek, PA Richland Joint Authority	5.500	08/01/2037	1,476,208
200,000	Montgomery County, PA HEHA (Holy Redeemer Health System)[1]	5.250	10/01/2023	200,846
160,000	Montgomery County, PA HEHA (Holy Redeemer Health System)[1]	5.250	10/01/2027	160,149
390,000	Montgomery County, PA HEHA (Holy Redeemer Physician & Ambulatory Services)[1]	5.250	10/01/2023	391,650
21,000,000	Montgomery County, PA IDA[3]	5.375	08/01/2038	24,197,670
1,500,000	Montgomery County, PA IDA[1]	5.375	08/01/2038	1,728,405
320,000	Montgomery County, PA IDA (Pennsylvania-American Water Company)[1]	5.050	06/01/2029	320,352
3,840,000	Montgomery County, PA IDA (Wordsworth Academy)	8.000	09/01/2024	3,848,410
3,000,000	Mt. Lebanon, PA Hospital Authority (St. Clair Memorial Hospital)[1]	5.000	07/01/2031	3,380,640
3,000,000	Northampton County, PA General Purpose Authority (Moravian College)[1]	5.000	07/01/2027	3,444,480
4,860,000	Northampton County, PA General Purpose Authority (Moravian College)[1]	5.000	07/01/2031	5,476,637

5	Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Pennsylvania Continued
$15,000	Northampton County, PA IDA (Moravian Hall Square)	5.550%	07/01/2014	$15,045
40,000	Northampton County, PA IDA (Moravian Hall Square)	5.700	07/01/2020	40,074
5,385,000	Northeastern, PA Hospital & Education Authority (Wilkes University)[1]	5.250	03/01/2042	5,802,445
1,205,000	Northumberland County, PA IDA (NHS Youth Services)	5.500	02/15/2033	777,731
1,660,000	Northumberland County, PA IDA (NHS Youth Services)	7.500	02/15/2029	1,095,168
3,520,000	Northumberland County, PA IDA (NHS Youth Services)	7.750	02/15/2029	2,340,413
16,000,000	PA Commonwealth Financing Authority[3]	5.000	06/01/2032	18,080,320
1,550,000	PA Commonwealth Financing Authority[1]	5.000	06/01/2032	1,751,531
50,000	PA COP (Dept. of General Services)[1]	5.250	05/01/2016	50,169
10,000,000	PA EDFA (Albert Einstein Healthcare)[1]	6.250	10/15/2023	11,790,000
39,737,908	PA EDFA (Bionol Clearfield)[4]	8.500	07/15/2015	3,951,935
885,000	PA EDFA (DGABC/DGABF/DGABEI Obligated Group)	5.625	12/01/2015	886,947
590,000	PA EDFA (Fayette Thermal)	5.250	12/01/2016	571,462
35,000	PA EDFA (Fayette Thermal)	5.500	12/01/2021	32,899
3,000,000	PA EDFA (Forum)[1]	5.000	03/01/2029	3,407,970
12,500,000	PA EDFA (Forum)[1]	5.000	03/01/2034	14,071,500
14,700,000	PA EDFA (National Gypsum Company)	6.125	11/01/2027	14,480,676
5,000,000	PA EDFA (National Gypsum Company)	6.250	11/01/2027	4,985,550
1,800,000	PA EDFA (Northampton Generating)[4]	6.500	01/01/2013	1,142,946
21,800,000	PA EDFA (Northampton Generating)[4]	6.600	01/01/2019	13,909,054
500,000	PA EDFA (Northampton Generating)[4]	6.875	01/01/2011	9,985
12,000,000	PA EDFA (Northampton Generating)[4]	6.950	01/01/2021	239,640
120,000	PA EDFA (Northwestern Human Services)[1]	5.125	06/01/2018	120,054
3,000,000	PA EDFA (Northwestern Human Services)[1]	5.250	06/01/2028	2,959,050
3,000,000	PA EDFA (Philadelphia Biosolids Facility)[1]	6.250	01/01/2032	3,437,910
3,000,000	PA EDFA (US Airways Group)	8.000	05/01/2029	3,469,830
50,000	PA EDFA (York Water Company)[1]	6.000	11/01/2038	51,018
30,000,000	PA Geisinger Authority Health System, Series A3	5.250	06/01/2039	33,482,400
3,235,000	PA HEFA (Allegheny Delaware Valley Obligated Group)[1]	5.875	11/15/2021	3,237,200
1,025,000	PA HEFA (Assoc. of Independent Colleges & Universities)[1]	5.125	05/01/2032	1,067,138
100,000	PA HEFA (California University of Pennsylvania Student Assoc.)	5.000	07/01/2028	93,590
215,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.750	09/01/2020	215,486
140,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.750	09/01/2032	140,249
55,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.800	09/01/2025	55,104

6	Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Pennsylvania Continued
$1,245,000	PA HEFA (Delaware Valley College of Science & Agriculture)[1]	5.000%	11/01/2027	$1,383,656
535,000	PA HEFA (Delaware Valley College of Science & Agriculture)[1]	5.000	11/01/2042	564,735
1,460,000	PA HEFA (Delaware Valley College of Science & Agriculture)[1]	5.650	04/15/2025	1,570,945
220,000	PA HEFA (Delaware Valley College of Science & Agriculture)[1]	5.750	04/15/2034	226,750
3,210,000	PA HEFA (Delaware Valley College of Science & Agriculture)[1]	5.800	04/15/2030	3,460,926
3,385,000	PA HEFA (Delaware Valley College of Science & Agriculture)[1]	5.800	04/15/2033	3,649,605
6,285,000	PA HEFA (Edinboro University Foundation)[1]	5.750	07/01/2028	6,910,923
3,000,000	PA HEFA (Edinboro University Foundation)[1]	5.800	07/01/2030	3,370,170
9,000,000	PA HEFA (Edinboro University Foundation)[1]	5.875	07/01/2038	9,885,780
8,225,000	PA HEFA (Edinboro University Foundation)[1]	6.000	07/01/2042	9,064,361
3,500,000	PA HEFA (Edinboro University Foundation)[1]	6.000	07/01/2043	3,965,465
4,000,000	PA HEFA (Elizabethtown College)[1]	5.000	12/15/2027	4,188,440
130,000	PA HEFA (Frontier II)	5.125	04/01/2033	130,289
1,300,000	PA HEFA (Gwynedd Mercy College)[1]	5.375	05/01/2042	1,369,680
750,000	PA HEFA (Indiana University Foundation)[1]	5.000	07/01/2041	805,860
2,000,000	PA HEFA (La Salle University)[1]	5.000	05/01/2037	2,094,900
50,000	PA HEFA (La Salle University)[1]	5.500	05/01/2034	51,305
1,490,000	PA HEFA (Marywood University)[1]	5.125	06/01/2029	1,548,870
60,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875	11/15/2016	60,062
30,135,000	PA HEFA (MCP/HUHS/AUS Obligated Group)	5.875	11/15/2016	30,166,340
9,785,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875	11/15/2021	9,791,654
250,000	PA HEFA (Philadelphia University)[1]	5.000	06/01/2035	256,163
3,000,000	PA HEFA (Philadelphia University)[1]	5.125	06/01/2025	3,066,930
2,000,000	PA HEFA (Philadelphia University)[1]	5.250	06/01/2032	2,034,220
2,005,000	PA HEFA (Philadelphia University)[1]	5.500	06/01/2020	2,177,590
170,000	PA HEFA (SCHS/MCP/HUHS Obligated Group)[1]	5.875	11/15/2016	170,177
3,000,000	PA HEFA (Shippensburg University)[1]	6.000	10/01/2031	3,346,050
7,000,000	PA HEFA (Shippensburg University)[1]	6.250	10/01/2043	7,896,770
105,000	PA HEFA (St. Francis University)[1]	5.750	11/01/2023	106,300
1,750,000	PA HEFA (St. Francis University)[1]	6.000	11/01/2031	1,930,250
3,460,000	PA HEFA (St. Francis University)[1]	6.250	11/01/2018	3,531,138
2,250,000	PA HEFA (St. Francis University)[1]	6.250	11/01/2041	2,484,450
3,000,000	PA HEFA (State System Higher Education)[1]	5.000	06/15/2030	3,574,560
100,000	PA HEFA (Student Association)[1]	6.750	09/01/2023	100,104
4,615,000	PA HEFA (University of Pennsylvania Health System)[1]	5.750	08/15/2041	5,434,624
60,000	PA HEFA (University of the Arts)	5.500	03/15/2020	60,073
3,025,000	PA HEFA (University of the Arts)	5.625	03/15/2025	3,027,239
1,685,000	PA HEFA (University of the Arts)	5.750	03/15/2030	1,685,927

7	Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Pennsylvania Continued
$1,000,000	PA HEFA (Ursinus College)[1]	5.000%		01/01/2029	$1,123,800
650,000	PA HEFA (Widener University)[1]	5.000		07/15/2026	676,806
100,000	PA HEFA (Widener University)[1]	5.250		07/15/2024	102,525
155,000	PA HEFA (Widener University)[1]	5.400		07/15/2036	159,142
10,030,000	PA HFA (Single Family Mtg.), Series 74B3	5.150		10/01/2022	10,127,492
16,590,000	PA HFA (Single Family Mtg.), Series 96A3	4.700		10/01/2037	16,985,430
5,000,000	PA Public School Building Authority (Harrisburg Area Community College)[1]	5.000		10/01/2031	5,393,100
1,265,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2020	1,328,389
1,400,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2023	1,448,776
3,265,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2026	3,344,895
900,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2027	922,050
2,310,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2028	2,361,836
1,470,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2030	1,499,576
24,615,000	PA Southcentral General Authority (Wellspan Health Obligated Group)[3]	6.000		06/01/2029	28,685,917
4,000,000	PA Turnpike Commission[1]	0.000	[7]	12/01/2034	3,968,040
15,775,000	PA Turnpike Commission[1]	0.000	[7]	12/01/2034	15,328,883
10,000,000	PA Turnpike Commission[1]	0.000	[7]	12/01/2038	9,933,600
2,095,000	PA Turnpike Commission[1]	5.000		12/01/2030	2,425,025
1,500,000	PA Turnpike Commission[1]	5.000		12/01/2032	1,706,895
18,000,000	PA Turnpike Commission (Motor License)[3]	5.000		12/01/2040	20,175,480
2,000,000	PA West Shore Area Hospital Authority (Holy Spirit Hospital of the Sisters of Christian Charity)[1]	5.625		01/01/2032	2,256,240
7,625,000	PA West Shore Area Hospital Authority (Holy Spirit Hospital of the Sisters of Christian Charity)[1]	6.000		01/01/2028	9,164,716
1,835,000	PA West Shore Area Hospital Authority (Holy Spirit Hospital of the Sisters of Christian Charity)[1]	6.500		01/01/2041	2,174,989
10,000,000	Philadelphia, PA Airport[1]	4.750		06/15/2035	10,121,100
5,000,000	Philadelphia, PA Airport, Series D1	5.250		06/15/2028	5,579,000
1,150,000	Philadelphia, PA Authority for Industrial Devel. (Baptist Home of Philadelphia)[6]	5.500		11/15/2018	460,092
786,000	Philadelphia, PA Authority for Industrial Devel. (Baptist Home of Philadelphia)[6]	5.600		11/15/2028	267,303
450,000	Philadelphia, PA Authority for Industrial Devel. (Cathedral Village)[1]	6.750		04/01/2023	458,712
2,600,000	Philadelphia, PA Authority for Industrial Devel. (Cathedral Village)[1]	6.875		04/01/2034	2,645,292
450,000	Philadelphia, PA Authority for Industrial Devel. (Discovery Charter School)[1]	5.875		04/01/2032	489,128

8	Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Pennsylvania Continued
$500,000	Philadelphia, PA Authority for Industrial Devel. (Discovery Charter School)[1]	6.250%	04/01/2042	$551,595
1,000,000	Philadelphia, PA Authority for Industrial Devel. (Global Leadership Academy)[1]	5.750	11/15/2030	1,046,430
500,000	Philadelphia, PA Authority for Industrial Devel. (Global Leadership Academy)[1]	6.375	11/15/2040	542,800
2,040,000	Philadelphia, PA Authority for Industrial Devel. (International Apartments Temple University)[1]	5.375	06/15/2030	2,191,429
4,000,000	Philadelphia, PA Authority for Industrial Devel. (International Apartments Temple University)[1]	5.625	06/15/2042	4,267,480
2,115,000	Philadelphia, PA Authority for Industrial Devel. (Marina Bracetti Academy)[1]	7.150	12/15/2036	2,404,649
1,000,000	Philadelphia, PA Authority for Industrial Devel. (Marina Bracetti Academy)[1]	7.625	12/15/2041	1,167,710
1,500,000	Philadelphia, PA Authority for Industrial Devel. (New Foundation Charter School)[1]	6.625	12/15/2041	1,646,880
1,640,000	Philadelphia, PA Authority for Industrial Devel. (Richard Allen Prep Charter School)[1]	6.250	05/01/2033	1,706,141
810,000	Philadelphia, PA Authority for Industrial Devel. (Stapeley Germantown)	5.000	01/01/2015	795,469
1,580,000	Philadelphia, PA Authority for Industrial Devel. (Stapeley Germantown)	5.125	01/01/2021	1,403,340
2,105,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Arbor House)[1]	6.100	07/01/2033	2,160,130
710,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (GIH/PPAM)[1]	5.125	07/01/2016	730,114
1,860,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Miriam and Robert M. Rieder House)[1]	6.100	07/01/2033	1,908,713
3,000,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Presbyterian Homes Germantown)[1]	5.625	07/01/2035	3,042,060
1,745,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Robert Saligman House)[1]	6.100	07/01/2033	1,790,702
4,000,000	Philadelphia, PA GO1	6.000	08/01/2036	4,728,480
6,260,000	Philadelphia, PA GO1	6.500	08/01/2041	7,665,182
1,210,000	Philadelphia, PA H&HEFA (Centralized Comprehensive Human Services)	7.250	01/01/2021	1,236,910
10,000,000	Philadelphia, PA H&HEFA (Temple University Health System)[1]	5.625	07/01/2036	10,703,300
5,000,000	Philadelphia, PA H&HEFA (Temple University Health System)[1]	5.625	07/01/2042	5,319,650
7,420,000	Philadelphia, PA H&HEFA (Temple University Hospital)[1]	5.500	07/01/2026	7,885,828
250,000	Philadelphia, PA Hsg. Authority[1]	5.000	12/01/2021	253,128
1,000,000	Philadelphia, PA Municipal Authority[1]	6.500	04/01/2034	1,164,490
20,000	Philadelphia, PA Parking Authority, Series A1	5.250	02/15/2029	20,033
5,000	Philadelphia, PA Redevel. Authority (Beech Student Hsg. Complex), Series A	5.500	07/01/2035	4,879
1,000,000	Philadelphia, PA Redevel. Authority (Beech Student Hsg. Complex), Series A	5.625	07/01/2023	1,004,560

9	Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Pennsylvania Continued
$1,500,000	Philadelphia, PA Redevel. Authority (Beech Student Hsg. Complex), Series A	5.625%	07/01/2028	$1,502,580
140,000	Philadelphia, PA Redevel. Authority (Multifamily Hsg.)[1]	5.450	02/01/2023	142,243
2,580,000	Philadelphia, PA Redevel. Authority (Pavilion Apartments)[1]	6.000	10/01/2023	2,621,925
4,100,000	Philadelphia, PA Redevel. Authority (Pavilion Apartments)[1]	6.250	10/01/2032	4,162,812
3,000,000	Philadelphia, PA Redevel. Authority (Transformation Initiative)[1]	5.000	04/15/2025	3,449,700
2,645,000	Philadelphia, PA Redevel. Authority (Transformation Initiative)[1]	5.000	04/15/2026	3,020,114
3,385,000	Philadelphia, PA School District[1]	6.000	09/01/2038	3,857,512
2,000,000	Pittsburgh, PA GO1	5.000	09/01/2025	2,348,600
2,910,000	Pittsburgh, PA Urban Redevel. Authority (Marian Plaza)	6.130	01/20/2043	3,146,758
20,000	Pittsburgh, PA Urban Redevel. Authority, Series A1	5.200	10/01/2020	20,035
25,000	Pittsburgh, PA Urban Redevel. Authority, Series A1	5.250	10/01/2029	25,030
40,000	Pittsburgh, PA Urban Redevel. Authority, Series B1	5.350	10/01/2022	40,068
55,000	Pittsburgh, PA Urban Redevel. Authority, Series C1	5.600	04/01/2020	55,113
10,000	Pittsburgh, PA Urban Redevel. Authority, Series C1	5.700	04/01/2030	10,015
4,170,000	Pottsville, PA Hospital Authority (Pottsville Hospital & Warne Clinic)	5.625	07/01/2024	4,170,792
1,000,000	Reading, PA Area Water Authority[1]	5.000	12/01/2031	1,124,520
3,000,000	Reading, PA Area Water Authority[1]	5.250	12/01/2036	3,364,470
6,495,000	Reading, PA GO1	5.625	11/15/2020	6,709,660
900,000	Reading, PA Hsg. Auth (Goggle Works Apts.)[1]	5.625	06/01/2042	967,311
2,895,000	Reading, PA Hsg. Auth (Goggle Works Apts.)[1]	5.875	06/01/2052	3,127,497
10,000	Schuylkill County, PA IDA (DOCNHS/BSVHS/WMHS Obligated Group)[1]	5.000	11/01/2028	10,032
6,500,000	Scranton, PA Parking Authority	5.250	06/01/2039	5,859,880
1,000,000	Scranton, PA Sewer Authority[1]	5.500	12/01/2035	1,141,490
195,000	Sharon, PA Regional Health System Authority (SRPS/SRHS Obligated Group)[1]	5.000	12/01/2018	195,322
5,000	Sharon, PA Regional Health System Authority (SRPS/SRHS Obligated Group)[1]	5.000	12/01/2028	5,003
2,000,000	South Fork, PA Municipal Authority (Conemaugh Health System)[1]	5.500	07/01/2029	2,228,400
745,000	South Fork, PA Municipal Authority (Conemaugh Valley Memorial Hospital)[1]	5.000	07/01/2028	745,589
405,000	South Fork, PA Municipal Authority (Good Samaritan Medical Center of Johnstown)[1]	5.250	07/01/2026	405,478
5,000,000	St. Mary Hospital Authority, PA Health System (Catholic Health East)[1]	5.250	11/15/2023	5,678,500
150,000	Susquehanna, PA Area Regional Airport Authority[1]	5.000	01/01/2028	145,643
4,300,000	Susquehanna, PA Area Regional Airport Authority[1]	6.500	01/01/2038	4,534,135

10	Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Pennsylvania Continued
$75,000	Washington County, PA Hospital Authority (Washington Hospital)[1]	5.125%		07/01/2028	$75,046
7,700,000	Washington County, PA Redevel. Authority (Victory Centre)	5.450		07/01/2035	7,912,982
550,000	Washington, PA Township Municipal Authority	5.875		12/15/2023	608,713
2,475,000	Washington, PA Township Municipal Authority	6.000		12/15/2033	2,745,716
1,285,000	Westmoreland County, PA IDA (Redstone Retirement Community)	5.875		01/01/2032	1,318,025
5,000,000	Wilkes-Barre, PA Finance Authority (Wilkes University)[1]	5.000		03/01/2027	5,239,450
10,000,000	Wilkes-Barre, PA Finance Authority (Wilkes University)[1]	5.000		03/01/2037	10,317,400
10,000	York County, PA IDA (PSEG Power)[1]	5.500		09/01/2020	10,120
2,000,000	York, PA GO1	7.250		11/15/2041	2,335,100

					1,029,635,861
U.S. Possessions–26.5%
25,000	Guam GO1	5.375		11/15/2013	25,055
750,000	Guam GO1	6.750		11/15/2029	844,425
2,000,000	Guam GO1	7.000		11/15/2039	2,264,600
700,000	Guam Hsg. Corp. (Single Family Mtg.)	5.750		09/01/2031	835,009
185,000	Guam Power Authority, Series A1	5.000		10/01/2023	214,979
235,000	Guam Power Authority, Series A1	5.000		10/01/2024	269,940
420,000	Guam Power Authority, Series A1	5.000		10/01/2030	471,454
420,000	Guam Power Authority, Series A1	5.000		10/01/2034	455,629
1,300,000	Guam Power Authority, Series A1	5.500		10/01/2030	1,440,465
1,100,000	Guam Power Authority, Series A1	5.500		10/01/2040	1,195,425
3,710,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)[1]	5.250		06/01/2032	3,662,920
1,500,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)[1]	5.625		06/01/2047	1,355,295
38,902,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)	7.250	[5]	06/01/2057	923,144
735,000	Northern Mariana Islands Commonwealth, Series A	5.000		06/01/2017	707,908
960,000	Northern Mariana Islands Commonwealth, Series A	5.000		10/01/2022	863,693
200,000	Northern Mariana Islands Commonwealth, Series A1	6.750		10/01/2033	200,286
2,415,000	Northern Mariana Islands Ports Authority, Series A1	5.500		03/15/2031	2,185,551
1,580,000	Northern Mariana Islands Ports Authority, Series A1	6.250		03/15/2028	1,205,066
1,165,000	Northern Mariana Islands Ports Authority, Series A1	6.600		03/15/2028	1,155,901
5,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.250		07/01/2042	5,046,800
4,500,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.125		07/01/2024	5,166,585
69,645,000	Puerto Rico Children’s Trust Fund (TASC)	5.500		05/15/2039	69,718,824
52,735,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	52,790,899
357,750,000	Puerto Rico Children’s Trust Fund (TASC)	6.403	[5]	05/15/2050	27,485,933
136,000,000	Puerto Rico Children’s Trust Fund (TASC)	7.325	[5]	05/15/2055	3,846,080
1,817,000,000	Puerto Rico Children’s Trust Fund (TASC)	7.625	[5]	05/15/2057	32,415,280
5,360,000	Puerto Rico Commonwealth GO1	5.500		07/01/2039	5,544,384

11	Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
U.S. Possessions Continued
$9,000,000	Puerto Rico Commonwealth GO1	5.750%		07/01/2036	$9,517,950
3,000,000	Puerto Rico Commonwealth GO1	5.750		07/01/2041	3,138,210
1,000,000	Puerto Rico Electric Power Authority, Series A1	5.000		07/01/2042	1,003,360
1,435,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2024	1,534,259
1,510,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2025	1,604,269
5,540,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2027	5,815,726
1,760,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2030	1,832,512
3,505,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2031	3,644,814
500,000	Puerto Rico Highway & Transportation Authority	5.300		07/01/2035	516,005
10,000	Puerto Rico Highway & Transportation Authority, Series A1	5.000		07/01/2038	9,999
325,000	Puerto Rico Highway & Transportation Authority, Series H1	5.000		07/01/2028	325,793
700,000	Puerto Rico Highway & Transportation Authority, Series N1	5.250		07/01/2039	739,970
1,750,000	Puerto Rico Infrastructure	6.400	[5]	07/01/2043	236,285
1,400,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500		10/01/2037	1,476,132
200,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		04/01/2027	204,058
1,250,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	1,248,200
125,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.125		04/01/2032	127,096
185,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		04/01/2042	188,067
585,000	Puerto Rico ITEMECF (IEP/HESL/HECR Obligated Group)	5.750		06/01/2019	533,655
3,000,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2042	3,030,360
1,500,000	Puerto Rico Public Buildings Authority[1]	6.500		07/01/2030	1,720,755
1,000,000	Puerto Rico Public Buildings Authority[1]	6.750		07/01/2036	1,186,140
1,015,000	Puerto Rico Public Buildings Authority, Series D1	5.250		07/01/2036	1,015,102
6,000,000	Puerto Rico Public Finance Corp., Series B1	5.500		08/01/2031	6,290,160
4,500,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.500		08/01/2037	4,831,515
2,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500		08/01/2044	2,349,260
30,000,000	Puerto Rico Sales Tax Financing Corp., Series A	7.280	[5]	08/01/2034	8,831,700
22,130,000	Puerto Rico Sales Tax Financing Corp., Series C3	5.750		08/01/2057	24,417,283
5,500,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.000		08/01/2039	6,166,105
18,015,000	Puerto Rico Sales Tax Financing Corp., Series C	6.380	[5]	08/01/2038	3,985,639
17,450,000	V.I. Tobacco Settlement Financing Corp.	6.250	[5]	05/15/2035	2,414,906
2,195,000	V.I. Tobacco Settlement Financing Corp.	6.500	[5]	05/15/2035	278,677
4,150,000	V.I. Tobacco Settlement Financing Corp.	6.875	[5]	05/15/2035	493,933
7,000,000	V.I. Tobacco Settlement Financing Corp.	7.625	[5]	05/15/2035	670,880
30,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000		05/15/2021	29,671
2,235,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000		05/15/2031	2,035,839
435,000	V.I. Water & Power Authority, Series A1	5.000		07/01/2031	450,685

					326,186,500

12	Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Value
Total Investments, at Value (Cost $1,360,027,734)–110.3%	$1,355,822,361
Liabilities in Excess of Other Assets–(10.3)	(126,220,807)

Net Assets–100.0%	$1,229,601,554

Footnotes to Statement of Investments

1.	All or a portion of the security position has been segregated for collateral to cover borrowings.
2.	Represents the current interest rate for a variable or increasing rate security.
3.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.
4.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.
5.	Zero coupon bond reflects effective yield on the date of purchase.
6.	This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.
7.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

To simplify the listings of securities, abbreviations are used per the table below:

ARC	Assoc. of Retarded Citizens
AUS	Allegheny United Hospital
BSVHS	Baptist/St. Vincent’s Health System
CCMC	Crozer-Chester Medical Center
CKHS	Crozer-Keystone Health System
COP	Certificates of Participation
DCMH	Delaware County Memorial Hospital
DGABC	Dr. Gertrude A. Barber Center
DGABEI	Dr. Gertrude A. Barber Educational Institute
DGABF	Dr. Gertrude A. Barber Foundation
DOCNHS	Daughters of Charity National Health Systems
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDFA	Economic Devel. Finance Authority
GIH	Germantown Interfaith Housing
GO	General Obligation
GPA	General Purpose Authority
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HDA	Hospital Devel. Authority
HEBA	Higher Education Building Authority
HECR	Hospital Episcopal Cristo Redentor
HEFA	Higher Education Facilities Authority
HEHA	Higher Education and Health Authority
HESL	Hospital Episcopal San Lucas
HFA	Housing Finance Agency
HUHS	Hahnemann University Hospital System
IDA	Industrial Devel. Agency
IEP	Iglesia Episcopal Puertorriquena
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MAS	Mercy Adult Services
MCMCSPA	Mercy Catholic Medical Center of Southeastern Pennsylvania
MCP	Medical College Of Pennsylvania
MHH	Mercy Haverford Hospital
MHP	Mercy Health Plan
MHSSPA	Mercy Health System of Southeastern Pennsylvania
PA/NJ	Pennsylvania/New Jersey
PPAM	Philadelphia Presbytery Apartments of Morrisville
PSEG	Public Service Enterprise Group

13	Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

RITES	Residual Interest Tax Exempt Security
ROLs	Residual Option Longs
RR	Residential Resources
RRDC	Residential Resources Devel. Corp.
RRSW	Residential Resources Southwest
SCHS	St. Christopher’s Hospital for Children
SRHS	Sharon Regional Health System
SRPS	Sharon Regional Physicians Services
TASC	Tobacco Settlement Asset-Backed Bonds
UPMC	University of Pittsburgh Medical Center
V.I.	United States Virgin Islands
WMHS	Western Maryland Health Systems

Notes to Statement of Investments

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the

14	Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of October 31, 2012, the Fund’s maximum exposure under such agreements is estimated at $79,420,000.

15	Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At October 31, 2012, municipal bond holdings with a value of $259,286,905 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $157,145,000 in short-term floating rate securities issued and outstanding at that date.

At October 31, 2012, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$3,250,000	Berks County, PA Municipal Authority ROLs	16.521%	11/1/31	$5,292,690
7,980,000	Chester County, PA IDA (Water Facilities Authority)[3]	11.311	2/1/41	9,486,544
6,240,000	Delaware County, PA IDA ROLs[3]	11.313	11/1/38	7,111,229
7,500,000	Luzerne County, PA IDA (Water Facility) ROLs[3]	11.563	9/1/34	8,094,450
7,000,000	Montgomery County, PA IDA RITES	12.491	8/1/38	10,197,670
8,000,000	PA Commonwealth Financing Authority DRIVERS	7.789	6/1/32	10,080,320
7,500,000	PA Geisinger Authority Health System DRIVERS	15.567	6/1/39	10,982,400
5,015,000	PA HFA (Single Family Mtg.) DRIVERS	7.961	10/1/22	5,112,492
6,215,000	PA HFA (Single Family Mtg.) ROLs[3]	10.779	10/1/37	6,560,430
6,155,000	PA Southcentral General Authority (Hanover Hospital) ROLs	18.411	6/1/29	10,225,917
9,000,000	PA Turnpike Commission ROLs[3]	7.874	12/1/40	11,175,480
5,535,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	17.475	8/1/57	7,822,283

				$102,141,905

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2.	Represents the current interest rate for the inverse floating rate security.
3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $157,145,000 as of October 31, 2012.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may

16	Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of October 31, 2012 is as follows:

Cost	$81,471,762
Market Value	$22,053,841
Market Value as a % of Net Assets	1.79%

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

17	Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

18	Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Pennsylvania Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

The table below categorizes amounts that as of October 31, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Pennsylvania	$—	$1,029,635,861	$—	$1,029,635,861
U.S. Possessions	—	326,186,500	—	326,186,500

Total Assets	$—	$1,355,822,361	$—	$1,355,822,361

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,204,896,304 [1]

Gross unrealized appreciation	$110,177,104
Gross unrealized depreciation	(115,433,899)

Net unrealized depreciation	$(5,256,795)

1.	The Federal tax cost of securities does not include cost of $156,182,852, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

19	Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Municipal Bonds and Notes–115.5%
Alabama–0.1%
$ 15,000	AL HFA (South Bay Apartments)[1]	5.950%		02/01/2033	$15,076
7,505,000	AL Space Science Exhibit Finance Authority	6.000		10/01/2025	6,883,886
1,810,000	Andalusia-Opp, AL Airport Authority[1]	5.000		08/01/2026	1,772,859
2,200,000	Rainbow City, AL Special Health Care Facilities Financing Authority (Regency Pointe)[2]	8.250		01/01/2031	979,132
10,000	Selma, AL Industrial Devel. Board (International Paper Company)[1]	6.000		05/01/2025	10,085

					9,661,038
Alaska–0.2%
2,250,000	AK Industrial Devel. & Export Authority (Anchorage Sportsplex/Grace Community Church Obligated Group)[2]	6.150		08/01/2031	809,010
40,000	AK Industrial Devel. & Export Authority (Snettisham)	6.000		01/01/2014	40,139
1,650,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)[2]	5.875		12/01/2027	528,083
500,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)[2]	6.000		12/01/2036	160,025
31,850,000	AK Northern Tobacco Securitization Corp. (TASC)	6.125	[3]	06/01/2046	1,164,118
20,860,000	AK Northern Tobacco Securitization Corp. (TASC)	6.375	[3]	06/01/2046	703,816
10,350,000	Koyukuk, AK (Tanana Chiefs Conference Health Care Facility)[1]	7.750		10/01/2041	11,393,073

					14,798,264
Arizona–2.1%
7,680,000	AZ Health Facilities Authority (Catholic Healthcare West)[1]	5.250		03/01/2039	8,599,603
2,900,000	Buckeye, AZ Watson Road Community Facilities District	5.750		07/01/2022	2,880,657
4,600,000	Buckeye, AZ Watson Road Community Facilities District	6.000		07/01/2030	4,415,862
8,388,832	East San Luis, AZ Community Facilities District Special Assessment (Area One)	6.375		01/01/2028	7,917,547
4,349,000	East San Luis, AZ Community Facilities District Special Assessment (Area Two)[4]	8.500		01/01/2028	1,973,315

1	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Arizona Continued
$ 305,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.450%	07/15/2021	$312,204
810,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.625	07/15/2025	824,442
900,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.800	07/15/2030	913,842
1,015,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.900	07/15/2022	1,068,430
335,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	6.125	07/15/2027	350,172
500,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	6.200	07/15/2032	518,900
927,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)[1]	6.000	07/01/2017	951,899
1,255,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)[1]	6.375	07/01/2022	1,249,051
4,111,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)[1]	6.750	07/01/2032	3,967,608
15,000,000	Glendale, AZ Western Loop Public Facilities[1]	6.250	07/01/2038	15,848,550
1,000,000	Goodyear, AZ IDA Water & Sewer (Litchfield Park Service Company)[1]	6.750	10/01/2031	1,000,390
3,280,000	Maricopa County, AZ IDA (Christian Care Apartments)[1]	6.500	01/01/2036	3,309,422
1,870,000	Maricopa County, AZ IDA (Immanuel Campus Care)[2]	8.500	04/20/2041	1,854,068
275,000	Maricopa County, AZ IDA (Sun King Apartments)[1]	6.750	11/01/2018	248,674
2,345,000	Maricopa County, AZ IDA (Sun King Apartments)[1]	6.750	05/01/2031	1,804,759
3,545,000	Maricopa County, AZ IDA (Sun King Apartments)	9.500	11/01/2031	2,992,689
437,000	Merrill Ranch, AZ Community Facilities District No. 1 Special Assessment Lien[1]	5.250	07/01/2024	413,953
360,000	Merrill Ranch, AZ Community Facilities District No. 2 Special Assessment Lien[1]	5.250	07/01/2024	341,014
877,000	Merrill Ranch, AZ Community Facilities District No. 2 Special Assessment Lien[1]	5.300	07/01/2030	790,291
1,125,000	Palm Valley, AZ Community Facility District No. 3[1]	5.300	07/15/2031	1,038,263

2	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Arizona Continued
$ 420,000	Parkway, AZ Community Facilities District No. 1 (Prescott Valley)[1]	5.300%	07/15/2025	$406,392
350,000	Parkway, AZ Community Facilities District No. 1 (Prescott Valley)[1]	5.350	07/15/2031	324,968
3,275,000	Phoenix, AZ IDA (America West Airlines)	6.250	06/01/2019	3,006,941
7,500,000	Phoenix, AZ IDA (America West Airlines)	6.300	04/01/2023	6,665,400
1,650,000	Phoenix, AZ IDA (Espiritu Community Devel. Corp.)	6.250	07/01/2036	1,661,748
1,935,000	Phoenix, AZ IDA (Gourmet Boutique West)	5.875	11/01/2037	1,197,900
1,575,000	Pima County, AZ IDA (Christian Senior Living)[1]	5.050	01/01/2037	1,601,366
1,250,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)	6.250	06/01/2026	1,277,600
3,700,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)	6.375	06/01/2036	3,767,118
12,400,000	Pima County, AZ IDA (Metro Police Facility)[5]	5.375	07/01/2039	13,647,316
3,000,000	Pima County, AZ IDA (New Plan Learning/OG Ohio/250 Shoup Mill Obligated Group)[1]	8.125	07/01/2041	3,439,770
1,500,000	Pima County, AZ IDA (P.L.C. Charter Schools)	6.750	04/01/2036	1,500,555
5,730,000	Pima County, AZ IDA (P.L.C. Charter Schools)	7.500	04/01/2041	6,013,234
250,000	Pima County, AZ IDA (Paradise Education Center)[1]	5.875	06/01/2022	259,823
550,000	Pima County, AZ IDA (Paradise Education Center)[1]	6.000	06/01/2036	561,308
1,600,000	Pima County, AZ IDA (Sonoran Science Academy)	5.670	12/01/2027	1,535,728
1,960,000	Pima County, AZ IDA (Sonoran Science Academy)	5.750	12/01/2037	1,822,545
2,215,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[1]	5.600	12/01/2022	2,322,583
11,100,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[1]	5.750	12/01/2032	11,586,957
9,000,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[1]	6.550	12/01/2037	9,431,820
1,220,000	Pinal County, AZ IDA (San Manuel Facility)[1]	6.250	06/01/2026	1,234,518

3	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Arizona Continued
$ 1,089,000	Prescott Valley, AZ Southside Community Facilities District No. 1	7.250%	07/01/2032	$814,169
1,500,000	Quail Creek, AZ Community Facilities District[1]	5.550	07/15/2030	1,422,150
265,000	Show Low Bluff, AZ Community Facilities District	5.600	07/01/2031	228,123
150,000	Show Low Bluff, AZ Community Facilities District Special Assessment	5.200	07/01/2017	149,732
1,000,000	Tartesso West, AZ Community Facilities District[1]	5.900	07/15/2032	973,790
695,000	Tempe, AZ IDA (Tempe Life Care Village)[1]	6.000	12/01/2032	751,531
1,550,000	Tempe, AZ IDA (Tempe Life Care Village)[1]	6.250	12/01/2042	1,684,680
600,000	Tempe, AZ IDA (Tempe Life Care Village)[1]	6.250	12/01/2046	652,134
505,000	Tucson, AZ IDA (Joint Single Family Mtg.)[1]	5.000	01/01/2039	515,868
4,000,000	Verrado, AZ Community Facilities District No. 1[1]	5.350	07/15/2031	3,713,920

				149,757,292
Arkansas–0.1%
7,495,000	Cave Springs, AR Municipal Property (Creeks Special Sewer District)[2]	6.250	02/01/2038	4,279,570
California–18.3%
2,500,000	Adelanto, CA Public Utility Authority[1]	6.750	07/01/2039	2,755,650
750,000	Alhambra, CA (Atherton Baptist Homes)[1]	7.625	01/01/2040	829,013
380,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)[1]	6.000	09/01/2028	392,996
1,095,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)[1]	6.000	09/01/2030	1,132,077
4,070,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)[1]	6.250	09/01/2040	4,206,223
11,720,000	Bay Area CA Toll Authority (San Francisco Bay Area)[5]	5.500	04/01/2043	13,361,406
2,745,000	Beaumont, CA Financing Authority[1]	5.250	09/01/2039	2,825,538
100,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)[1]	5.750	05/01/2034	101,227

4	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$ 235,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)[1]	6.200%		05/01/2031	$236,307
5,500,000	Brea, CA Community Facilities District (Brea Plaza Area)[1]	7.375		09/01/2039	5,966,290
25,000	Buena Park, CA Special Tax (Park Mall)[1]	6.125		09/01/2033	25,292
127,310,000	CA County Tobacco Securitization Agency	6.489	[3]	06/01/2046	4,697,739
107,400,000	CA County Tobacco Securitization Agency	6.619	[3]	06/01/2050	2,286,546
33,920,000	CA County Tobacco Securitization Agency	6.650	[3]	06/01/2046	1,122,752
215,100,000	CA County Tobacco Securitization Agency	7.000	[3]	06/01/2055	2,742,525
246,760,000	CA County Tobacco Securitization Agency	7.477	[3]	06/01/2055	2,188,761
10,530,000	CA County Tobacco Securitization Agency	8.150	[3]	06/01/2033	1,121,866
255,000	CA County Tobacco Securitization Agency (TASC)[1]	5.250		06/01/2045	219,994
19,000,000	CA County Tobacco Securitization Agency (TASC)	5.250		06/01/2046	13,941,250
10,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.450		06/01/2028	9,653,500
1,965,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500		06/01/2033	1,899,153
15,015,000	CA County Tobacco Securitization Agency (TASC)[1]	5.600		06/01/2036	14,099,535
36,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.650		06/01/2041	33,634,800
58,530,000	CA County Tobacco Securitization Agency (TASC)[1]	5.700		06/01/2046	54,104,547
2,610,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2035	2,609,948
7,285,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2043	7,284,563
2,930,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2042	2,929,736
5,000,000	CA County Tobacco Securitization Agency (TASC)[1]	6.125		06/01/2038	5,000,300
57,000,000	CA County Tobacco Securitization Agency (TASC)	6.400	[3]	06/01/2046	3,201,690
525,920,000	CA County Tobacco Securitization Agency (TASC)	6.664	[3]	06/01/2050	23,319,293
9,125,000	CA Enterprise Devel. Authority (Sunpower Corp.)	8.500		04/01/2031	10,601,516

5	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$ 13,190,000	CA GO5	5.050%		12/01/2036	$13,508,384
14,000,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000		06/01/2033	12,002,620
12,205,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.125		06/01/2047	9,890,932
133,715,000	CA Golden State Tobacco Securitization Corp. (TASC)[5]	5.750		06/01/2047	119,798,531
51,790,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.750		06/01/2047	46,400,215
340,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	6.000	[3]	06/01/2047	4,508,400
15,420,000	CA Health Facilities Financing Authority (SJHS/SJHCN/SJHE/SJHO Obligated Group)[5]	5.750		07/01/2039	17,838,164
15,000,000	CA Health Facilities Financing Authority (SJHS/SJHCN/SJHE/SJHO Obligated Group)[1]	5.750		07/01/2039	17,352,300
11,095,000	CA Health Facilities Financing Authority (Sutter Health/California Pacific Medical Center Obligated Group)[5]	5.000		11/15/2042	11,881,047
24,000,000	CA Health Facilities Financing Authority (Sutter Health/California Pacific Medical Center)[5]	5.250		11/15/2046	26,235,360
7,050,000	CA Health Facilities Financing Authority (Sutter Health/California Pacific Medical Center)[1]	5.250		11/15/2046	7,706,637
2,700,000	CA Independent Cities Finance Authority (Augusta Communities Mobile Home Park)[1]	5.000		05/15/2047	2,794,392
1,835,000	CA Independent Cities Finance Authority Mobile Home Park (Lamplighter Salinas)[1]	6.250		07/15/2050	2,008,242
10,000,000	CA Infrastructure and Economic Devel. (Sanford Consortium)[5]	5.000		05/15/2040	11,264,900
8,600,000	CA M-S-R Energy Authority	7.000		11/01/2034	12,527,792
3,300,000	CA Municipal Finance Authority (Casa Griffin Apts.)[1]	6.000		10/01/2046	3,534,927
750,000	CA Municipal Finance Authority (Harbor Regional Center)[1]	8.500		11/01/2039	906,893
6,500,000	CA Public Works[1]	5.000		04/01/2037	7,066,800
6,970,000	CA Public Works[1]	5.750		03/01/2030	8,051,814
1,000,000	CA Public Works[1]	6.000		03/01/2035	1,187,790
3,935,000	CA Public Works[1]	6.625		11/01/2034	4,839,381

6	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$160,600,000	CA Silicon Valley Tobacco Securitization Authority	8.147%[3]		06/01/2056	$1,858,142
82,250,000	CA Silicon Valley Tobacco Securitization Authority	8.435	[3]	06/01/2056	639,083
25,800,000	CA Silicon Valley Tobacco Securitization Authority	8.590	[3]	06/01/2041	2,385,984
70,785,000	CA Silicon Valley Tobacco Securitization Authority	8.994	[3]	06/01/2036	11,206,681
13,505,000	CA Silicon Valley Tobacco Securitization Authority	9.002	[3]	06/01/2047	833,799
4,500,000	CA Statewide CDA (Daughters of Charity)[1]	5.250		07/01/2030	4,686,390
10,000	CA Statewide CDA (Escrow Term)[1]	6.750		09/01/2037	10,209
7,500,000	CA Statewide CDA (Lodi Memorial Hospital)[1]	5.000		12/01/2027	7,932,150
2,019,578	CA Statewide CDA (Microgy Holdings)[2]	9.000		12/01/2038	17,873
1,500,000	CA Statewide CDA (Notre Dame de Namur University)[1]	6.625		10/01/2033	1,515,495
4,875,000	CA Statewide CDA (Sutter Health/California Pacific Medical Center Obligated Group)[1]	5.250		11/15/2048	5,253,008
2,250,000	CA Statewide CDA (Terraces at San Joaquin Gardens)[1]	6.000		10/01/2042	2,354,243
1,000,000	CA Statewide CDA (Terraces at San Joaquin Gardens)[1]	6.000		10/01/2047	1,038,550
200,000	CA Statewide CDA Special Tax Community Facilities District No. 2007-1 (Orinda)[1]	5.600		09/01/2020	210,494
555,300,000	CA Statewide Financing Authority Tobacco Settlement	7.001	[3]	06/01/2055	6,002,793
260,000,000	CA Statewide Financing Authority Tobacco Settlement	7.876	[3]	06/01/2055	2,306,200
4,500,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2037	4,500,720
1,520,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2043	1,519,924
100,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2043	99,991
50,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.700		09/01/2020	41,857
2,500,000	Calexico, CA Community Redevel. Agency Tax Allocation (Central Business District & Residential Redevel.)[1]	7.250		08/01/2033	2,830,050
10,465,000	Cerritos, CA Community College District[5]	5.250		08/01/2033	12,034,209
165,000	Chino, CA Community Facilities District Special Tax[1]	5.000		09/01/2026	166,500

7	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$ 960,000	Chino, CA Community Facilities District Special Tax No. 2005-1[1]	5.000%		09/01/2023	$971,021
1,445,000	Chino, CA Community Facilities District Special Tax No. 2005-1[1]	5.000		09/01/2036	1,369,773
5,855,000	Compton, CA Public Finance Authority[1]	5.250		09/01/2027	4,985,533
1,440,000	Coyote Canyon, CA Public Facilities Community Facilities District No. 2004-1[1]	6.625		09/01/2039	1,570,435
33,000,000	Desert, CA Community College District[5]	5.000		08/01/2037	35,968,680
25,000	Eastern CA Municipal Water District Community Facilities Special Tax[1]	6.300		09/01/2022	25,368
820,000	Elsinore Valley, CA Municipal Water District Community Facilities District No. 2004-1	6.625		09/01/2040	848,446
10,000,000	Foothill, CA De Anza Community College District[1]	5.000		08/01/2040	11,574,500
100,000	Fort Bragg, CA Redevel. Agency Tax Allocation[1]	5.300		05/01/2024	102,361
15,000,000	Grossmont, CA Union High School District[5]	5.500		08/01/2045	17,727,450
8,750,000	Hercules, CA Redevel. Agency Tax Allocation	5.000		08/01/2035	5,682,513
200,000	Imperial, CA Redevel. Agency Tax Allocation (Imperial Redevel.)[1]	5.000		12/01/2036	188,512
80,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	6.750	[3]	06/01/2047	2,868,000
432,795,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	7.626	[3]	06/01/2057	3,812,924
1,000,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	8.001	[3]	06/01/2057	8,810,000
1,490,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 4[1]	5.700		09/01/2034	1,516,716
400,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2028	413,816
350,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2029	362,040
310,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2030	320,602
350,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2031	361,911
500,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2032	516,910

8	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$ 1,000,000	Lake Elsinore, CA Unified School District Community Facilities District No. 04-3[1]	5.250%		09/01/2029	$1,006,170
1,320,000	Lathrop, CA Special Tax Community Facilities District No. 03-2[1]	7.000		09/01/2033	1,359,151
3,250,000	Los Alamitos, CA Unified School District COP	0.000	[6]	08/01/2042	1,966,445
1,625,000	Los Angeles, CA Community Facilities District Special Tax (Legends at Cascades)[1]	5.750		09/01/2040	1,677,861
31,940,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[5]	5.375		05/15/2030	35,534,208
5,000,000	Los Angeles, CA Dept. of Water & Power[5]	5.000		07/01/2034	5,653,600
90,000	Los Angeles, CA Multifamily Hsg. (Arminta North & South)	7.700		06/20/2028	90,100
3,500,000	Los Angeles, CA Regional Airports Improvement Corp. (Air Canada)	8.750		10/01/2014	3,504,410
10,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)	7.000		12/01/2012	9,953
5,350,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)	7.125		12/01/2024	5,152,532
19,050,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)	7.500		12/01/2024	18,823,877
99,245,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)	7.500		12/01/2024	98,066,962
11,740,000	Los Angeles, CA Regional Airports Improvement Corp. (Delta-Continental Airlines)	9.250		08/01/2024	11,814,666
8,755,000	Los Angeles, CA Unified School District[5]	5.000		01/01/2034	9,930,680
26,875,000	Los Angeles, CA Unified School District[5]	5.000		07/01/2030	29,165,982
30,000,000	Los Angeles, CA Unified School District[5]	5.000		07/01/2032	33,828,900
11,000,000	Los Angeles, CA Unified School District[5]	5.000		07/01/2032	12,429,010
7,330,000	Los Angeles, CA Unified School District[5]	5.000		01/01/2034	8,315,101
10,550,000	Los Angeles, CA Unified School District[5]	5.000		01/01/2034	11,967,258

9	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$ 200,000	Maywood, CA Public Financing Authority[1]	7.000%		09/01/2038	$200,022
1,250,000	Modesto, CA Special Tax Community Facilities District No. 4[1]	5.150		09/01/2036	1,255,513
1,470,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax[1]	5.000		09/01/2037	1,447,289
11,535,000	Newport Beach, CA (Presbyterian Hoag Memorial Hospital)[5]	5.000		12/01/2024	12,049,569
20,000,000	Northern CA Tobacco Securitization Authority (TASC)	5.375		06/01/2038	17,035,200
115,975,000	Northern CA Tobacco Securitization Authority (TASC)	6.375	[3]	06/01/2045	3,453,736
2,825,000	Novato, CA Redevel. Agency (Hamilton Field Redevel.)[1]	6.750		09/01/2040	3,288,357
5,915,000	Palm Desert, CA Improvement Bond Act 1915[1]	5.100		09/02/2037	4,906,907
14,440,000	Paramount, CA Unified School District[1]	0.000	[6]	08/01/2045	9,767,649
15,435,000	Peralta, CA Community College District[5]	5.000		08/01/2035	16,196,810
1,000,000	Perris, CA Community Facilities District Special Tax[1]	5.300		09/01/2035	1,016,270
10,000	Perris, CA Public Financing Authority, Series A1	6.125		09/01/2034	10,412
28,054,000	River Rock, CA Entertainment Authority	8.000		11/01/2018	27,365,555
1,750,000	Riverside County, CA Redevel. Agency[1]	7.125		10/01/2042	2,133,915
4,700,000	Riverside, CA (Recovery Zone Facility) COP[1]	5.500		03/01/2040	4,972,882
400,000	Riverside, CA Special Tax Community Facilities District No. 92-1, Series A1	5.300		09/01/2034	401,952
1,750,000	Sacramento County, CA COP[1]	5.750		02/01/2030	1,963,780
325,000	San Bernardino, CA Special Tax Community Facilities District No. 2006-1 (Lytle Creek)[1]	5.625		09/01/2034	335,556
825,000	San Bernardino, CA Special Tax Community Facilities District No. 2006-1 (Lytle Creek)[1]	5.750		09/01/2040	851,557
2,000,000	San Buenaventura, CA Community Memorial Health Systems[1]	8.000		12/01/2031	2,581,180
16,260,000	San Francisco, CA Bay Area Toll Authority[5]	5.125		04/01/2047	18,537,240
750,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	6.750		08/01/2041	890,468

10	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$ 1,000,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	7.000%		08/01/2041	$1,152,000
5,000,000	San Joaquin Hills, CA Transportation Corridor	6.250	[3]	01/15/2031	1,942,950
6,000,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.750		06/01/2026	6,722,940
73,990,000	Silicon Valley CA Tobacco Securitization Authority	8.902	[3]	06/01/2047	4,568,143
28,690,000	Southern CA Tobacco Securitization Authority[1]	5.125		06/01/2046	23,695,645
195,570,000	Southern CA Tobacco Securitization Authority	6.383	[3]	06/01/2046	5,485,739
41,325,000	Southern CA Tobacco Securitization Authority	6.400	[3]	06/01/2046	1,105,031
143,080,000	Southern CA Tobacco Securitization Authority	7.100	[3]	06/01/2046	3,534,076
1,655,000	Stockton, CA Public Financing Authority, Series A1	5.250		09/01/2031	1,275,227
12,115,000	Stockton, CA Unified School District	5.920	[3]	08/01/2038	2,768,883
14,735,000	Stockton, CA Unified School District	5.950	[3]	08/01/2041	2,815,859
17,145,000	Stockton, CA Unified School District	5.950	[3]	08/01/2043	2,917,565
6,245,000	Stockton, CA Unified School District	6.000	[3]	08/01/2037	1,518,784
5,360,000	Stockton, CA Unified School District	6.020	[3]	08/01/2048	664,211
1,335,000	Susanville, CA Public Financing Authority (Utility Enterprises)[1]	5.875		06/01/2035	1,430,426
1,425,000	Susanville, CA Public Financing Authority (Utility Enterprises)[1]	6.000		06/01/2045	1,528,227
5,425,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)	5.450		09/01/2026	3,996,326
11,000,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)	5.500		09/01/2036	7,544,130
2,030,000	Thousand Oaks, CA Community Facilities District	5.000		09/01/2022	2,043,987
6,015,000	Thousand Oaks, CA Community Facilities District	5.375		09/01/2031	6,076,293
4,635,000	Tustin, CA Community Facilities District Special Tax (Legacy/Columbus)[1]	6.000		09/01/2036	4,865,916
200,000	Upland, CA Community Facilities District (San Antonio)[1]	6.100		09/01/2034	207,554

11	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
California Continued
$ 3,500,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)[1]	7.500%	09/01/2042	$4,045,230
60,000	West Patterson, CA Financing Authority Special Tax[1]	6.700	09/01/2032	60,140
35,000	West Patterson, CA Financing Authority Special Tax Community Facilities District No. 2001-1-A1	6.500	09/01/2026	35,095
7,000,000	West Sacramento, CA Special Tax Community Facilities District No. 27[1]	7.000	09/01/2040	7,350,980
4,755,000	Western Placer, CA Unified School District[1]	5.750	08/01/2049	5,256,605
15,000,000	Westminster, CA Redevel. Agency Tax Allocation[5]	5.750	11/01/2045	17,356,350
7,500,000	Westminster, CA Redevel. Agency Tax Allocation[5]	6.250	11/01/2039	9,130,200
75,000	Woodland, CA Special Tax Community Facilities District No. 1[1]	6.000	09/01/2028	76,170

				1,291,368,777
Colorado–4.2%
1,750,000	Arkansas River, CO Power Authority[1]	6.125	10/01/2040	1,890,980
1,000,000	CO Andonea Metropolitan District No. 2	6.125	12/01/2025	892,060
2,380,000	CO Andonea Metropolitan District No. 3	6.250	12/01/2035	1,988,157
5,000,000	CO Arista Metropolitan District	6.750	12/01/2035	3,769,100
14,000,000	CO Arista Metropolitan District	9.250	12/01/2037	11,090,380
3,000,000	CO Beacon Point Metropolitan District[1]	6.125	12/01/2025	3,053,190
3,500,000	CO Beacon Point Metropolitan District[1]	6.250	12/01/2035	3,546,620
500,000	CO Castle Oaks Metropolitan District[1]	6.125	12/01/2035	446,575
5,505,000	CO Central Marksheffel Metropolitan District	7.250	12/01/2029	5,571,005
1,000,000	CO Confluence Metropolitan District	5.400	12/01/2027	874,450
1,000,000	CO Copperleaf Metropolitan District No. 2	5.850	12/01/2026	792,880
1,850,000	CO Copperleaf Metropolitan District No. 2	5.950	12/01/2036	1,340,270

12	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Colorado Continued
$ 1,025,000	CO Country Club Highlands Metropolitan District[2]	7.250%		12/01/2037	$962,588
1,500,000	CO Crystal Crossing Metropolitan District[4]	6.000		12/01/2036	1,008,090
1,210,000	CO Educational and Cultural Facilities Authority (Carbon Valley Academy Charter School)	5.625		12/01/2036	899,877
1,287,000	CO Elbert and Highway 86 Metropolitan District	5.750		12/01/2036	951,595
4,475,000	CO Elbert and Highway 86 Metropolitan District[4]	7.500		12/01/2032	3,035,930
2,385,000	CO Elkhorn Ranch Metropolitan District	6.375		12/01/2035	2,197,515
671,000	CO Fallbrook Metropolitan District[1]	5.625		12/01/2026	602,464
1,800,000	CO Fossil Ridge Metropolitan District No. 1[1]	7.250		12/01/2040	1,917,432
50,000	CO Health Facilities Authority (CLC/CLCSF Obligated Group)	6.250		01/01/2034	51,999
1,225,000	CO Health Facilities Authority Health & Residential Care Facilities (Volunteers of America)	5.300		07/01/2037	1,177,666
2,942,000	CO Heritage Todd Creek Metropolitan District[1]	5.500		12/01/2037	2,364,986
5,080,000	CO High Plains Metropolitan District	6.125		12/01/2025	4,743,958
10,875,000	CO High Plains Metropolitan District	6.250		12/01/2035	9,586,856
491,000	CO Horse Creek Metropolitan District[1]	5.750		12/01/2036	410,083
500,000	CO Huntington Trails Metropolitan District[1]	6.250		12/01/2036	516,655
1,700,000	CO Huntington Trails Metropolitan District[1]	8.250		12/01/2037	1,723,766
2,500,000	CO International Center Metropolitan District No. 3[1]	6.500		12/01/2035	2,149,625
1,118,000	CO Liberty Ranch Metropolitan District[4]	6.250		12/01/2036	983,415
1,875,000	CO Madre Metropolitan District No. 2	5.500		12/01/2036	1,413,956
2,800,000	CO Mountain Shadows Metropolitan District	5.625		12/01/2037	2,266,432
1,630,000	CO Multifamily Hsg. Revenue Bond Pass-Through Certificates (MS Loveland/American International Obligated Group)[1]	6.000	[7]	11/01/2033	1,630,456
3,000,000	CO Murphy Creek Metropolitan District No. 3[4]	6.000		12/01/2026	1,492,680

13	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Colorado Continued
$10,060,000	CO Murphy Creek Metropolitan District No. 3[4]	6.125%		12/01/2035	$4,953,443
2,275,000	CO Neu Towne Metropolitan District[4]	7.250		12/01/2034	684,843
1,290,000	CO North Range Metropolitan District No. 2[1]	5.500		12/15/2018	1,319,335
1,000,000	CO North Range Metropolitan District No. 2[1]	5.500		12/15/2037	983,880
4,500,000	CO Northwest Metropolitan District No. 3[1]	6.125		12/01/2025	4,505,310
7,855,000	CO Northwest Metropolitan District No. 3[1]	6.250		12/01/2035	7,788,154
12,585,000	CO Park Valley Water and Sanitation Metropolitan District	6.000	[3]	12/15/2017	5,789,729
1,590,000	CO Potomac Farms Metropolitan District	7.250		12/01/2037	1,342,055
320,000	CO Potomac Farms Metropolitan District	7.625		12/01/2023	304,509
780,000	CO Prairie Center Metropolitan District No. 3[1]	5.250		12/15/2021	790,616
1,250,000	CO Prairie Center Metropolitan District No. 3[1]	5.400		12/15/2031	1,251,288
970,000	CO Prairie Center Metropolitan District No. 3[1]	5.400		12/15/2031	970,999
2,259,000	CO Regency Metropolitan District	5.750		12/01/2036	1,916,219
16,250,000	CO Regional Transportation District (Denver Transportation Partners)[1]	6.000		01/15/2034	18,942,138
6,530,000	CO Regional Transportation District (Denver Transportation Partners)[1]	6.000		01/15/2041	7,583,158
3,500,000	CO Regional Transportation District COP (Denver Transportation Partners)[1]	5.375		06/01/2031	4,006,345
1,750,000	CO Serenity Ridge Metropolitan District No. 2[4]	7.500		12/01/2034	845,968
500,000	CO Silver Peaks Metropolitan District	5.750		12/01/2036	377,220
5,153,000	CO Sorrell Ranch Metropolitan District	5.750		12/01/2036	5,186,185
1,720,000	CO Sorrell Ranch Metropolitan District[4]	6.750		12/15/2036	1,731,696
1,315,000	CO Stoneridge Metropolitan District[1]	5.625		12/01/2036	1,169,995
8,000,000	CO Talon Pointe Metropolitan District	8.000		12/01/2039	8,226,720

14	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Colorado Continued
$ 655,000	CO Todd Creek Farms Metropolitan District No. 1[2]	6.125%		12/01/2019	$326,950
695,000	CO Traditions Metropolitan District No. 2[1]	5.750		12/01/2036	675,561
4,390,000	CO Traditions Metropolitan District No. 2 CAB	0.000	[6]	12/15/2037	4,029,098
3,755,000	CO Waterview I Metropolitan District	8.000		12/15/2032	3,846,284
500,000	CO Wheatlands Metropolitan District[1]	6.000		12/01/2025	469,785
2,500,000	CO Wheatlands Metropolitan District[1]	6.125		12/01/2035	2,207,125
4,000,000	CO Wheatlands Metropolitan District No. 2	8.250		12/15/2035	4,073,840
500,000	CO Wyndham Hill Metropolitan District[1]	6.250		12/01/2025	470,205
892,000	CO Wyndham Hill Metropolitan District[1]	6.375		12/01/2035	798,679
18,510,000	Colorado Springs, CO Urban Renewal (University Village Colorado)	7.000		12/01/2029	12,555,518
52,375,000	Denver, CO City & County Airport Special Facilities (United Air Lines)[1]	5.250		10/01/2032	53,371,173
35,200,000	Denver, CO City & County Airport Special Facilities (United Air Lines)[1]	5.750		10/01/2032	36,631,936
950,000	Denver, CO International Business Center Metropolitan District No. 1[1]	5.000		12/01/2030	999,942
1,700,000	Denver, CO International Business Center Metropolitan District No. 1[1]	5.375		12/01/2035	1,795,676
675,000	Eagle County, CO Airport Terminal Corp.[1]	5.250		05/01/2020	678,078
500,000	Harvest Junction, CO Metropolitan District[1]	5.000		12/01/2030	512,925
200,000	Harvest Junction, CO Metropolitan District[1]	5.200		12/01/2032	206,086
500,000	Harvest Junction, CO Metropolitan District[1]	5.375		12/01/2037	515,685
750,000	Tabernash Meadows, CO Water & Sanitation District[1]	7.125		12/01/2034	882,510
20,183,519	Woodmen Heights, CO Metropolitan District No. 1	0.000	[6]	12/15/2041	7,951,297
5,632,763	Woodmen Heights, CO Metropolitan District No. 1[1]	6.000		12/01/2041	5,350,900

					296,362,749

15	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Connecticut–0.1%
$ 470,000	Georgetown, CT Special Taxing District[2]	5.125%		10/01/2036	$220,059
3,750,000	Mashantucket, CT Western Pequot Tribe, Series B2	5.500		09/01/2036	1,620,600
1,750,000	Mashantucket, CT Western Pequot Tribe, Series B2	5.750		09/01/2027	756,245
6,000,000	Mashantucket, CT Western Pequot Tribe, Series B2,8	6.500		09/01/2031	2,591,280

					5,188,184
Delaware–0.1%
1,400,000	Bridgeville, DE Special Obligation (Heritage Shores)[1]	5.450		07/01/2035	1,144,122
6,932,000	Millsboro, DE Special Obligation (Plantation Lakes)[1]	5.450		07/01/2036	5,412,575

					6,556,697
District of Columbia–3.3%
10,000,000	District of Columbia (Howard University)[1]	6.250		10/01/2032	11,889,200
25,610,000	District of Columbia (Howard University)[1]	6.500		10/01/2041	31,199,639
5,000,000	District of Columbia (National Public Radio)[5]	5.000		04/01/2035	5,560,250
28,525,000	District of Columbia (National Public Radio)[5]	5.000		04/01/2043	30,656,013
3,200,000	District of Columbia Center for Strategic & International Studies[1]	6.375		03/01/2031	3,473,920
2,000,000	District of Columbia Center for Strategic & International Studies[1]	6.625		03/01/2041	2,190,580
85,000	District of Columbia Tobacco Settlement Financing Corp.	6.250		05/15/2024	86,697
32,680,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.750		05/15/2040	33,330,005
1,375,680,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	6.897	[3]	06/15/2055	12,339,850
1,055,000,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	7.250	[3]	06/15/2055	8,387,250
29,315,000	Metropolitan Washington D.C. Airport Authority[5]	5.000		10/01/2032	31,048,010
16,615,000	Metropolitan Washington D.C. Airport Authority (Dulles Toll Road)[1]	0.000	[6]	10/01/2041	16,458,154

16	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
District of Columbia Continued
$38,485,000	Metropolitan Washington D.C. Airport Authority (Dulles Toll Road-Metrorail)[1]	0.000%[6]	10/01/2044	$33,810,227
12,100,000	Metropolitan Washington D.C. Airport Authority, Series B5	5.000	10/01/2034	12,425,503

				232,855,298
Florida–11.6%
300,000	Aberdeen, FL Community Devel. District[2]	5.500	11/01/2011	153,789
750,000	Alachua County, FL Health Facilities Authority (Oak Hammock University Florida)[1]	8.000	10/01/2032	905,070
1,000,000	Alachua County, FL Health Facilities Authority (Oak Hammock University Florida)[1]	8.000	10/01/2042	1,193,080
1,000,000	Alachua County, FL Health Facilities Authority (Oak Hammock University Florida)[1]	8.000	10/01/2046	1,184,630
8,000,000	Alachua County, FL Industrial Devel. Revenue (North Florida Retirement Village)	5.875	11/15/2042	7,921,760
5,350,000	Amelia Concourse, FL Community Devel. District[2]	5.750	05/01/2038	2,143,050
175,000	Arborwood, FL Community Devel. District (Centex Homes)[1]	5.250	05/01/2016	170,912
13,820,000	Arlington Ridge, FL Community Devel. District[4]	5.500	05/01/2036	5,479,768
2,200,000	Avelar Creek, FL Community Devel. District[1]	5.375	05/01/2036	2,124,606
1,045,000	Avignon Villages, FL Community Devel. District[2]	5.300	05/01/2014	261,417
755,000	Avignon Villages, FL Community Devel. District[2]	5.400	05/01/2037	188,939
14,970,000	Baker, FL Correctional Devel. Corp. (Detention Center)	7.500	02/01/2030	14,931,527
2,145,000	Bay Laurel Center, FL Community Devel. District Special Assessment[1]	5.450	05/01/2037	2,015,485
225,000	Bayshore, FL Hsg. Corp.[2]	8.000	12/01/2016	60,399
10,040,000	Baywinds, FL Community Devel. District	5.250	05/01/2037	5,400,315
4,235,000	Baywinds, FL Community Devel. District	7.020	05/01/2022	3,057,162
10,640,000	Bella Verde, FL Golf Community Devel. District[2]	7.250	12/18/2008	2,935,044

17	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Florida Continued
$ 3,780,000	Belle Isle, FL Charter School (Cornerstone Charter Academy & Cornerstone Charter High School Obligated Group)[1]	6.000%	10/01/2042	$3,790,962
10,000,000	Bonnet Creek, FL Resort Community Devel. District Special Assessment[1]	7.375	05/01/2034	10,030,200
9,625,000	Bonnet Creek, FL Resort Community Devel. District Special Assessment[1]	7.500	05/01/2034	9,659,939
3,780,000	Boynton Village, FL Community Devel. District Special Assessment[2]	6.000	05/01/2038	3,416,099
350,000	Broward County, FL HFA (Single Family)	5.000	10/01/2039	351,099
15,000	Broward County, FL HFA (Stirling Apartments)[1]	5.600	10/01/2018	15,012
125,000	Broward County, FL HFA (Stirling Apartments)[1]	5.750	04/01/2038	125,059
5,845,000	Buckeye Park, FL Community Devel. District[2]	7.875	05/01/2038	2,679,582
755,000	Cascades, FL Groveland Community Devel. District[1]	5.300	05/01/2036	602,188
25,480,000	CFM, FL Community Devel. District, Series A2	6.250	05/01/2035	10,942,641
12,480,000	Chapel Creek, FL Community Devel. District Special Assessment[2]	5.500	05/01/2038	5,249,462
26,530,000	Clearwater Cay, FL Community Devel. District[2]	5.500	05/01/2037	10,120,930
16,095,000	Concord Stations, FL Community Devel. District	5.300	05/01/2035	10,609,985
4,800,000	Copperstone, FL Community Devel. District[1]	5.200	05/01/2038	3,996,768
3,230,000	Creekside, FL Community Devel. District[2]	5.200	05/01/2038	1,358,441
2,625,000	Crosscreek, FL Community Devel. District[2]	5.500	05/01/2017	1,130,535
1,255,000	Crosscreek, FL Community Devel. District[2]	5.600	05/01/2039	540,754
9,100,000	Cypress Creek of Hillsborough County, FL Community Devel. District	5.350	05/01/2037	5,914,272
45,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.050	11/01/2039	45,028
90,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.650	09/01/2017	90,219
1,500,000	Dade County, FL IDA (Miami Cerebral Palsy Residence)[1]	8.000	06/01/2022	1,500,330
35,000	Dade County, FL Res Rec	5.500	10/01/2013	35,141

18	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Florida Continued
$ 7,745,000	Deer Run, FL Community Devel. District Special Assessment[2]	7.625%	05/01/2039	$3,872,655
2,190,000	Durbin Crossing, FL Community Devel. District Special Assessment[2]	5.250	11/01/2015	1,816,671
3,130,000	East Homestead, FL Community Devel. District[1]	5.375	05/01/2036	2,451,291
2,185,000	East Park, FL Community Devel. District Special Assessment[2]	7.500	05/01/2039	1,691,299
1,035,000	Easton Park, FL Community Devel. District[1]	5.200	05/01/2037	1,017,829
3,085,000	FL Capital Trust Agency (American Opportunity)[2]	5.750	06/01/2023	1,758,327
2,000,000	FL Capital Trust Agency (American Opportunity)[2]	5.875	06/01/2038	1,139,920
940,000	FL Capital Trust Agency (American Opportunity)[2]	7.250	06/01/2038	5,292
$685,000	FL Capital Trust Agency (American Opportunity)[2]	8.250	06/01/2038	5,672
7,000,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[2]	7.000	07/15/2032	3,149,230
13,000,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[2]	8.260	07/15/2038	5,848,570
1,750,000	FL Capital Trust Agency (Miami Community Charter School)	7.000	10/15/2040	1,865,045
2,285,000	FL Gateway Services Community Devel. District (Sun City Center)[1]	6.500	05/01/2033	2,304,400
1,330,000	FL Gateway Services District (Water & Sewer)[1]	6.000	10/01/2019	1,356,334
30,000	FL HFA (Hsg. Partners of Panama City)[1]	5.700	05/01/2037	30,011
115,000	FL HFA (Reserve at Kanapaha)[1]	5.700	07/01/2037	115,031
20,000	FL HFA (Spinnaker Cove Apartments)[1]	6.500	07/01/2036	20,149
1,345,000	FL HFA (St. Cloud Village Associates)	8.000	02/15/2030	1,289,102
95,000	FL HFA (Stoddert Arms Apartments)[1]	6.250	09/01/2026	95,088
75,000	FL HFC (Brittany of Rosemont)[1]	6.250	07/01/2035	75,055
20,000	FL HFC (East Lake Apartments)[1]	5.050	10/01/2026	20,007
45,000	FL HFC (Grande Pointe Apartments)[1]	6.000	07/01/2038	45,682
10,000	FL HFC (River Trace Senior Apartments)[1]	5.800	01/01/2041	10,013

19	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Florida Continued
$ 10,000	FL HFC (Sundance Pointe Associates)[1]	5.850%	02/01/2037	$10,014
4,875,000	FL HFC (Westchase Apartments)	6.610	07/01/2038	3,570,645
7,705,000	FL Island at Doral III Community Devel. District Special Assessment[1]	5.900	05/01/2035	7,723,723
3,400,000	FL Lake Ashton II Community Devel. District[4]	5.375	05/01/2036	2,634,558
1,500,000	FL Parker Road Community Devel. District[2]	5.350	05/01/2015	729,180
1,415,000	FL Parker Road Community Devel. District[4]	5.600	05/01/2038	689,247
1,480,000	Flora Ridge, FL Educational Facilities Benefit District[1]	5.300	05/01/2037	1,326,983
3,793,132	Forest Creek, FL Community Devel. District[4,9]	5.450	05/01/2036	2,539,160
1,475,000	Forest Creek, FL Community Devel. District[1]	5.450	05/01/2036	1,488,688
55,000	Forest Creek, FL Community Devel. District[4,9]	7.000	11/01/2013	54,502
8,135,000	Glades, FL Correctional Devel. Corp. (Glades County Detention)[1]	7.375	03/01/2030	8,260,442
3,440,000	Greater Lakes/Sawgrass Bay, FL Community Devel. District	5.500	05/01/2038	1,485,014
5,570,000	Hammocks, FL Community Devel. District Special Assessment[1]	5.500	05/01/2037	5,121,337
3,400,000	Harrison Ranch, FL Community Devel. District[1]	5.300	05/01/2038	3,381,164
10,770,000	Heritage Bay, FL Community Devel. District[1]	5.500	05/01/2036	10,879,100
17,080,000	Heritage Harbour North, FL Community Devel. District[1]	6.375	05/01/2038	16,466,316
1,910,000	Heritage Plantation, FL Community Devel. District[2]	5.100	11/01/2013	765,853
3,480,000	Heritage Plantation, FL Community Devel. District[4]	5.400	05/01/2037	1,396,350
930,000	Highland Meadows, FL Community Devel. District Special Assessment, Series A2	5.500	05/01/2036	379,663
13,500,000	Highlands County, FL Health Facilities Authority (ABH/AGH/AHSGA Obligated Group)[5]	5.125	11/15/2032	14,802,210
10,000,000	Highlands County, FL Health Facilities Authority (ABH/AGH/AHSGA Obligated Group)[5]	5.250	11/15/2036	10,964,600

20	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Florida Continued
$ 4,835,000	Highlands, FL Community Devel. District[2]	5.550%	05/01/2036	$3,038,798
6,020,000	Hillsborough County, FL IDA (H. Lee Moffitt Cancer Center)[1]	5.000	07/01/2031	6,322,023
2,000,000	Hillsborough County, FL IDA (National Gypsum Company)	7.125	04/01/2030	2,005,340
7,535,000	Hillsborough County, FL IDA (Senior Care Group)[1]	6.700	07/01/2021	7,544,871
6,035,000	Hillsborough County, FL IDA (Senior Care Group)[1]	6.750	07/01/2029	6,040,250
10,930,000	Indigo, FL Community Devel. District[4]	5.750	05/01/2036	5,618,129
3,370,000	Jacksonville, FL Health Facilities Authority (Mental Health Center of Jacksonville)[1]	7.000	10/01/2029	3,370,371
1,095,000	Keys Cove, FL Community Devel. District[1]	5.875	05/01/2035	1,149,301
17,000,000	Lakeland, FL Energy System[5]	5.250	10/01/2036	22,335,450
2,000,000	Lakeside Landings, FL Devel. District[2]	5.250	05/01/2013	821,460
750,000	Lakeside Landings, FL Devel. District[2]	5.500	05/01/2038	308,273
8,760,000	Lakewood Ranch, FL Stewardship District[1]	5.500	05/01/2036	7,042,164
16,460,000	Lakewood Ranch, FL Stewardship District (Country Club East Investors)[1]	5.400	05/01/2037	14,507,679
1,100,000	Legends Bay, FL Community Devel. District	5.500	05/01/2014	973,093
4,145,000	Legends Bay, FL Community Devel. District	5.875	05/01/2038	2,987,343
100,000	Leon County, FL Educational Facilities Authority (Southgate Residence Hall)	6.750	09/01/2028	96,893
1,275,000	Liberty County, FL Revenue (Twin Oaks)	8.250	07/01/2028	1,294,087
1,255,000	Madison County, FL Mtg. (Twin Oaks)	6.000	07/01/2025	1,231,670
5,000,000	Magnolia Creek, FL Community Devel. District[2]	5.600	05/01/2014	2,001,950
5,360,000	Magnolia Creek, FL Community Devel. District[2]	5.900	05/01/2039	2,147,270
2,805,000	Magnolia West, FL Community Devel. District Special Assessment[2]	5.350	05/01/2037	1,547,406
2,900,000	Main Street, FL Community Devel. District	6.800	05/01/2038	2,847,017

21	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Florida Continued
$14,965,000	Martin County, FL IDA (Indiantown Cogeneration)[1]	7.875%	12/15/2025	$15,024,561
1,335,000	Martin County, FL IDA (Indiantown Cogeneration)[1]	8.050	12/15/2025	1,340,313
15,000,000	Miami-Dade County, FL Aviation (Miami International Airport)[5]	5.000	10/01/2040	15,858,450
2,700,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.375	10/01/2035	3,093,525
16,975,000	Miami-Dade County, FL Building Better Communities[1]	5.000	07/01/2041	18,991,460
10,000,000	Miami-Dade County, FL School Board COP[5]	5.000	02/01/2027	11,152,800
10,000,000	Miami-Dade County, FL School Board COP[5]	5.250	02/01/2027	11,294,400
50,000,000	Miami-Dade County, FL School Board COP[5]	5.375	02/01/2034	55,948,500
1,955,000	Miromar Lakes, FL Community Devel. District[1]	5.375	05/01/2032	1,961,491
18,145,000	Miromar Lakes, FL Community Devel. District[1]	6.875	05/01/2035	17,799,338
12,875,000	Montecito, FL Community Devel. District[2]	5.100	05/01/2013	5,360,249
5,525,000	Montecito, FL Community Devel. District[4]	5.500	05/01/2037	2,301,991
635,000	Moody River, FL Estates Community Devel. District[1]	5.350	05/01/2036	443,186
15,480,000	Myrtle Creek, FL Improvement District Special Assessment[1]	5.200	05/01/2037	14,160,020
10,820,000	Nassau County, FL (Nassau Care Centers)	6.900	01/01/2038	10,985,221
5,305,000	Naturewalk, FL Community Devel. District[4]	5.300	05/01/2016	2,660,404
6,320,000	Naturewalk, FL Community Devel. District[4]	5.500	05/01/2038	3,171,186
13,100,000	North Springs, FL Improvement District (Parkland Golf-Country Club)[1]	5.450	05/01/2026	12,842,716
3,775,000	Oak Creek, FL Community Devel. District Special Assessment[1]	5.800	05/01/2035	3,606,295
2,750,000	Oakmont Grove, FL Community Devel. District Special Assessment[2]	5.250	05/01/2012	28
4,595,000	Oakmont Grove, FL Community Devel. District Special Assessment[2]	5.400	05/01/2038	46

22	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Florida Continued
$ 2,675,000	Old Palm, FL Community Devel. District (Palm Beach Gardens)[1]	5.375%	05/01/2014	$2,683,587
1,425,000	Orange County, FL Health Facilities Authority (GF Orlando/CFGH Obligated Group)[1]	8.875	07/01/2021	1,442,357
2,850,000	Orange County, FL Health Facilities Authority (GF Orlando/CFGH Obligated Group)[1]	9.000	07/01/2031	2,884,400
750,000	Orange County, FL Health Facilities Authority (Orlando Lutheran Tower)[1]	5.500	07/01/2032	763,823
5,000	Orange County, FL HFA (Park Avenue Villas)[1]	5.250	09/01/2031	5,006
3,750,000	Palm Bay, FL Educational Facilities (Patriot Charter School)[2]	7.000	07/01/2036	1,012,275
13,000,000	Palm Beach County, FL Health Facilities Authority (Bethesda Healthcare System)[1]	5.250	07/01/2040	14,347,450
55,000	Palm Beach County, FL HFA (Golden Lake Hsg. Assoc.)[1]	6.100	08/01/2029	55,103
13,340,000	Palm Coast Park, FL Community Devel. District Special Assessment	5.700	05/01/2037	9,200,465
2,600,000	Palm Glades, FL Community Devel. District[1]	5.300	05/01/2036	2,306,590
6,360,000	Palm Glades, FL Community Devel. District Special Assessment[1]	7.125	05/01/2039	6,174,606
1,850,000	Palm River, FL Community Devel. District[2]	5.150	05/01/2013	737,281
1,565,000	Palm River, FL Community Devel. District[2]	5.375	05/01/2036	624,185
1,500,000	Panther Trails, FL Community Devel. District[1]	5.600	05/01/2036	1,517,400
1,495,000	Parkway Center, FL Community Devel. District, Series A1	6.300	05/01/2034	1,337,008
6,115,000	Pine Ridge Plantation, FL Community Devel. District[2]	5.400	05/01/2037	4,173,549
2,250,000	Pinellas County, FL Educational Facilities Authority (Pinellas Prep Academy)[1]	7.125	09/15/2041	2,543,085
4,615,000	Pinellas County, FL Health Facility Authority (St. Mark Village)[1]	5.650	05/01/2037	4,476,965
30,000	Pinellas County, FL HFA (Single Family Hsg.)[1]	5.200	03/01/2037	30,578
1,805,000	Poinciana West, FL Community Devel. District Special Assessment[1]	6.000	05/01/2037	1,816,281

23	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Florida Continued
$ 1,500,000	Port St. Lucie, FL Special Assessment (Peacock & Lowry)[1]	5.350%	07/01/2027	$1,411,215
10,200,000	Portico, FL Community Devel. District	5.450	05/01/2037	5,677,422
3,005,000	Portofino Cove, FL Community Devel. District Special Assessment[2]	5.500	05/01/2038	1,192,775
5,905,000	Portofino Isles, FL Community Devel. District (Portofino Court)[2]	5.600	05/01/2036	1,748,411
1,000,000	Portofino Landings, FL Community Devel. District Special Assessment[2]	5.200	05/01/2017	396,770
1,955,000	Portofino Landings, FL Community Devel. District Special Assessment[2]	5.400	05/01/2038	775,998
2,470,000	Portofino Vista, FL Community Devel. District[2]	5.000	05/01/2013	979,676
2,870,000	Quarry, FL Community Devel. District[1]	5.500	05/01/2036	2,639,740
455,000	Renaissance Commons, FL Community Devel. District, Series A1	5.600	05/01/2036	426,790
7,200,000	Reunion East, FL Community Devel. District[4]	5.800	05/01/2036	3,243,960
3,070,000	Reunion East, FL Community Devel. District[4]	7.375	05/01/2033	1,508,475
6,930,000	Reunion East, FL Community Devel. District[1]	7.375	05/01/2033	7,070,679
6,415,000	Ridgewood Trails, FL Community Devel. District[4]	5.650	05/01/2038	3,467,628
9,195,000	River Bend, FL Community Devel. District[2]	5.450	05/01/2035	4,100,326
5,795,000	River Bend, FL Community Devel. District[2]	7.125	11/01/2015	1,333,603
7,890,000	River Glen, FL Community Devel. District Special Assessment[2]	5.450	05/01/2038	3,246,419
2,755,000	Rolling Hills, FL Community Devel. District[4]	5.125	11/01/2013	1,088,501
8,210,000	Rolling Hills, FL Community Devel. District[4]	5.450	05/01/2037	3,243,771
200,000	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	119,996
1,895,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)[1]	6.500	07/01/2040	2,042,753

24	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Florida Continued
$ 4,340,000	Seminole County, FL IDA (Progressive Health)[1]	7.500%	03/01/2035	$4,345,685
775,000	Six Mile Creek, FL Community Devel. District[4]	5.500	05/01/2017	201,717
8,625,000	Six Mile Creek, FL Community Devel. District[4]	5.875	05/01/2038	2,245,260
6,900,000	South Bay, FL Community Devel. District[2]	5.125	11/01/2009	2,213,727
14,510,000	South Bay, FL Community Devel. District[2]	5.375	05/01/2013	3,167,968
16,775,000	South Bay, FL Community Devel. District[2]	5.950	05/01/2036	5,384,943
10,785,000	South Fork East, FL Community Devel. District	5.350	05/01/2036	9,406,461
3,615,000	South Fork East, FL Community Devel. District[2]	6.500	05/01/2038	1,521,951
2,075,000	South Fork East, FL Community Devel. District[4]	7.000	11/01/2015	1,730,426
3,100,000	St. Johns County, FL IDA (Glenmoor Health Care)	5.375	01/01/2040	2,815,482
3,500,000	St. Johns County, FL IDA (Presbyterian Retirement)[1]	5.875	08/01/2040	3,887,800
3,500,000	St. Johns County, FL IDA (Presbyterian Retirement)[1]	6.000	08/01/2045	3,923,885
1,000,000	St. Johns County, FL IDA (St. John’s County Welfare Federation)[1]	5.250	10/01/2041	857,470
3,700,000	St. Johns Forest, FL Community Devel. District, Series A1	6.125	05/01/2034	3,715,466
1,000,000	Tavares, FL First Mtg. (Osprey Lodge Lakeview)	8.375	07/01/2036	1,061,840
1,360,000	Tavares, FL First Mtg. (Osprey Lodge Lakeview)	8.750	07/01/2046	1,447,190
16,765,000	Tern Bay, FL Community Devel. District[2]	5.000	05/01/2015	4,162,414
19,075,000	Tern Bay, FL Community Devel. District[2]	5.375	05/01/2037	4,737,276
2,740,000	Town Center, FL at Palm Coast Community Devel. District[1]	6.000	05/01/2036	2,125,445
4,950,000	Treeline, FL Preservation Community Devel. District[4]	6.800	05/01/2039	2,455,448
685,000	Turnbull Creek, FL Community Devel. District Special Assessment	5.250	05/01/2037	507,256
1,320,000	Two Creeks, FL Community Devel. District	5.250	05/01/2037	988,020

25	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Florida Continued
$10,045,000	Verandah East, FL Community Devel. District[1]	5.400%		05/01/2037	$6,035,639
7,400,000	Verano Center, FL Community Devel. District[1]	5.375		05/01/2037	5,232,688
2,400,000	Villa Portofino East, FL Community Devel. District[1]	5.200		05/01/2037	2,118,840
1,265,000	Villa Vizcaya, FL Community Devel. District Special Assessment[2]	5.550		05/01/2039	639,065
1,955,000	Villages of Westport, FL Community Devel. District[4]	5.400		05/01/2020	1,433,504
8,340,000	Villages of Westport, FL Community Devel. District[4]	5.700		05/01/2035	5,051,455
2,645,000	Villagewalk of Bonita Springs, FL Community Devel. District[1]	5.150		05/01/2038	2,294,511
4,395,000	Waterford Estates, FL Community Devel. District Special Assessment[2]	5.125		05/01/2013	1,311,600
3,350,000	Waterford Estates, FL Community Devel. District Special Assessment[2]	5.500		05/01/2037	1,000,310
3,600,000	Watergrass, FL Community Devel. District Special Assessment[1]	5.125		11/01/2014	2,772,000
2,270,000	Watergrass, FL Community Devel. District Special Assessment[1]	5.375		05/01/2039	1,199,491
3,190,000	Waterlefe, FL Community Devel. District Golf Course[2]	8.125		10/01/2025	237,815
9,960,000	Waters Edge, FL Community Devel. District	0.000	[6]	05/01/2039	4,683,092
1,570,000	Waters Edge, FL Community Devel. District[2]	5.350		05/01/2039	392,783
143,000	Waters Edge, FL Community Devel. District[1]	5.350		05/01/2039	144,178
14,800,000	Waterstone, FL Community Devel. District[2]	5.500		05/01/2018	5,936,280
2,300,000	West Villages, FL Improvement District[2]	5.350		05/01/2015	1,777,003
15,005,000	West Villages, FL Improvement District[2]	5.500		05/01/2037	6,712,937
20,600,000	West Villages, FL Improvement District[4]	5.500		05/01/2038	9,636,886
18,550,000	West Villages, FL Improvement District[2]	5.800		05/01/2036	8,914,759
14,925,000	Westridge, FL Community Devel. District[2]	5.800		05/01/2037	5,686,425
11,210,000	Westside, FL Community Devel. District[4]	5.650		05/01/2037	4,853,818
17,340,000	Westside, FL Community Devel. District[4]	7.200		05/01/2038	7,425,335

26	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Florida Continued
$ 7,420,000	Wyld Palms, FL Community Devel. District[2]	5.400%	05/01/2015	$2,301,610
4,340,000	Wyld Palms, FL Community Devel. District[2]	5.500	05/01/2038	1,346,745
3,830,000	Zephyr Ridge, FL Community Devel. District[2]	5.250	05/01/2013	1,525,221
2,665,000	Zephyr Ridge, FL Community Devel. District[2]	5.625	05/01/2037	1,062,056

				818,686,117
Georgia–1.2%
60,000	Acworth, GA Hsg. Authority (Wingate Falls Apartments)[1]	6.200	03/01/2027	60,124
25,000	Acworth, GA Hsg. Authority (Wingate Falls Apartments)[1]	6.200	03/01/2029	25,046
30,000	Americus-Sumter County, GA Hospital Authority (South Georgia Methodist Home for the Aging)[1]	6.250	05/15/2016	30,052
1,770,000	Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta University)	6.250	07/01/2014	1,309,729
3,000,000	Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta University)	6.250	07/01/2036	1,799,760
4,400,000	Atlanta, GA Tax Allocation (Beltline)[1]	7.500	01/01/2031	5,222,008
770,000	Atlanta, GA Tax Allocation (Beltline)[1]	7.500	01/01/2031	913,851
140,000	Atlanta, GA Urban Residential Finance Authority (Spring Branch Apartments)[2]	4.250	04/01/2026	27,997
210,000	Charlton County, GA Solid Waste Management Authority (Chesser Island Road Landfill)[1]	7.375	04/01/2018	210,160
15,000	Cherokee County, GA Hospital Authority (RT Jones Memorial Hospital)[1]	7.300	12/01/2013	15,512
50,000	Crisp County, GA Devel. Authority (International Paper Company)[1]	6.200	02/01/2020	50,430
430,000	East Point, GA (Camp Creek), Series B1	8.000	02/01/2026	430,714
31,945,000	Fulton County, GA Devel. Authority (PHC)[5]	5.000	06/15/2029	35,745,166
13,730,000	Fulton County, GA Devel. Authority (PHC/Piedmont Hospital/PHF Obligated Group)[5]	5.250	06/15/2037	15,288,904

27	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Georgia Continued
$ 6,000,000	Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation)[1]	5.000%	07/01/2027	$6,004,560
2,770,000	Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation)[1]	5.000	07/01/2029	2,742,023
1,000,000	Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation)[1]	5.125	07/01/2042	967,660
24,150,000	Irwin County, GA COP[2]	8.000	08/01/2037	8,489,691
2,000,000	Marietta, GA Devel. Authority (University Facilities)[1]	7.000	06/15/2039	2,104,760
430,000	Savannah, GA EDA (Skidway Health & Living Services)	6.850	01/01/2019	444,057
1,055,000	Savannah, GA EDA (Skidway Health & Living Services)	7.400	01/01/2024	1,088,676
2,985,000	Savannah, GA EDA (Skidway Health & Living Services)	7.400	01/01/2034	3,061,237

				86,032,117
Hawaii–0.1%
400,000	HI Dept. of Transportation (Continental Airlines)[1]	5.625	11/15/2027	399,984
5,915,000	HI Dept. of Transportation (Continental Airlines)	7.000	06/01/2020	5,916,834
3,000,000	Kuakini, HI Health System (KMC/KHS/KGC/KSS Obligated Group)[1]	6.300	07/01/2022	3,003,060

				9,319,878
Idaho–0.0%
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.350	01/01/2025	5,141
1,800,000	Nampa, ID Local Improvement District No. 148	6.625	09/01/2030	1,854,468

				1,859,609
Illinois–6.7%
1,300,000	Annawan, IL Tax Increment (Patriot Renewable Fuels)	5.625	01/01/2018	1,197,170
4,000,000	Bolingbrook, IL Will and Du Page Counties Wastewater Facilities (Crossroads Treatment)[1]	6.600	01/01/2035	3,822,840
30,685,000	Caseyville, IL Tax (Forest Lakes)[4]	7.000	12/30/2022	9,205,500
5,000,000	Chicago, IL Board of Education[1]	5.000	12/01/2041	5,387,400
32,500,000	Chicago, IL GO5	5.250	01/01/2033	35,656,400
65,000	Chicago, IL Midway Airport, Series B1	5.625	01/01/2029	65,104

28	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Illinois Continued
$ 35,000	Chicago, IL Multifamily Hsg. (Cottage View Terrace)[1]	6.125%		02/20/2042	$35,059
8,000,000	Chicago, IL Transit Authority Sales Tax Receipts[1]	5.250		12/01/2040	9,185,040
10,032,000	Cortland, IL Special Tax (Sheaffer System)[4]	5.500		03/01/2017	6,718,330
915,000	Country Club Hills, IL GO1	5.000		12/01/2026	970,943
965,000	Country Club Hills, IL GO1	5.000		12/01/2027	1,020,787
1,010,000	Country Club Hills, IL GO1	5.000		12/01/2028	1,065,994
1,060,000	Country Club Hills, IL GO1	5.000		12/01/2029	1,116,763
1,120,000	Country Club Hills, IL GO1	5.000		12/01/2030	1,175,754
1,175,000	Country Club Hills, IL GO1	5.000		12/01/2031	1,232,939
2,425,000	Country Club Hills, IL GO1	5.000		12/01/2032	2,538,878
355,000	Deerfield, IL (Chicagoland Conservative Jewish High School Foundation)	6.000	[3]	10/01/2031	77,628
669,000	Deerfield, IL (Chicagoland Conservative Jewish High School Foundation)	6.000		10/01/2042	552,654
1,000,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)[1]	5.625		03/01/2036	1,002,770
1,585,000	Franklin Park, IL GO1	6.250		07/01/2030	1,886,134
3,750,000	Gilberts, IL Special Service Area No. 19 Special Tax (Conservancy)[2]	5.375		03/01/2016	1,313,588
1,375,000	Godfrey, IL (United Methodist Village)[1]	5.875		11/15/2029	897,243
6,165,000	Harvey, IL GO	5.500		12/01/2027	5,980,420
2,500,000	Harvey, IL GO	5.625		12/01/2032	2,408,200
11,135,000	IL Educational Facilities Authority (Plum Creek Rolling Meadows)[1]	6.500		12/01/2037	11,355,362
41,175,000	IL Finance Authority (Advocate Health Care)[5]	5.375		04/01/2044	45,489,296
11,000,000	IL Finance Authority (Advocate Health Care)[5]	5.375		04/01/2044	12,152,564
685,000	IL Finance Authority (Advocate Health Care)[1]	5.375		04/01/2044	756,774
20,000,000	IL Finance Authority (Advocate Health Care)[5]	5.500		04/01/2044	22,286,543
3,195,000	IL Finance Authority (Bethel Terrace Apartments)[1]	5.375		09/01/2035	3,205,128
145,000	IL Finance Authority (Bridgeway/Bridgeway Foundation/Occupation Devel. Center Obligated Group)	4.625		07/01/2027	100,547

29	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Illinois Continued
$ 5,000,000	IL Finance Authority (Central Dupage Health System/Central Dupage Hospital Assoc.)[5]	5.375%	11/01/2039	$5,592,400
12,500,000	IL Finance Authority (Central Dupage Health)[5]	5.500	11/01/2039	14,110,625
4,750,000	IL Finance Authority (DeKalb Supportive Living)[1]	6.100	12/01/2041	4,736,843
2,250,000	IL Finance Authority (Franciscan Communities)[1]	5.500	05/15/2027	2,306,138
2,000,000	IL Finance Authority (Friendship Village Schaumburg)[1]	5.375	02/15/2025	2,024,700
2,000,000	IL Finance Authority (Friendship Village Schaumburg)[1]	5.625	02/15/2037	2,014,300
30,000,000	IL Finance Authority (Illinois River Energy)	8.500	07/01/2019	22,088,100
1,000,000	IL Finance Authority (Lake Forest College)[1]	6.000	10/01/2048	1,043,990
3,000,000	IL Finance Authority (LH&S/LH&SFTA/LHFTA Obligated Group)[1]	5.625	05/15/2042	3,059,820
850,000	IL Finance Authority (Luther Oaks)	6.000	08/15/2026	876,860
1,500,000	IL Finance Authority (Luther Oaks)	6.000	08/15/2039	1,516,005
3,265,000	IL Finance Authority (Lutheran Social Services of Illinois/Vesper Management Corp. Obligated Group)[1]	5.000	08/15/2024	3,284,166
3,640,000	IL Finance Authority (Lutheran Social Services of Illinois/Vesper Management Corp. Obligated Group)[1]	5.125	08/15/2028	3,650,483
1,250,000	IL Finance Authority (Montgomery Place)[1]	5.500	05/15/2026	1,277,613
2,050,000	IL Finance Authority (Montgomery Place)[1]	5.750	05/15/2038	2,080,135
6,350,000	IL Finance Authority (OSF Healthcare System)[1]	5.750	11/15/2033	7,046,468
21,000,000	IL Finance Authority (Provena Health)[1]	7.750	08/15/2034	27,286,770
1,090,000	IL Finance Authority (RUMC/RCMC/CMH/ RCF/TYW Obligated Group)[1]	7.250	11/01/2030	1,375,286
11,970,000	IL Finance Authority (St. Anthony Lassing)	6.500	12/01/2032	12,235,495
1,500,000	IL Finance Authority (The New Admiral at the Lake)	8.000	05/15/2040	1,770,420

30	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Illinois Continued
$ 5,775,000	IL Finance Authority (The New Admiral at the Lake)	8.000%	05/15/2046	$6,816,117
2,850,000	IL Finance Authority (Uno Charter School Network)[1]	7.125	10/01/2041	3,324,354
8,700,000	IL Health Facilities Authority[2]	6.900	11/15/2033	3,567,000
40,000,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)[5]	5.500	06/15/2050	44,954,000
7,140,000	Lake County, IL Special Service Area No. 8[2]	7.125	03/01/2037	3,636,902
500,000	Lombard, IL Public Facilities Corp. (Conference Center & Hotel)	5.500	01/01/2036	324,995
13,635,000	Lombard, IL Public Facilities Corp. (Conference Center & Hotel)	7.125	01/01/2036	9,253,938
2,950,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)[2]	5.750	03/01/2022	811,899
4,000,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)[2]	6.125	03/01/2040	1,101,280
1,778,000	Manhattan, IL Special Service Area Special Tax (Lakeside Towns Liberty)[2]	5.750	03/01/2022	578,259
134,000	Peoria, IL Hsg. (Peoria Oak Woods Apartments)[1]	7.750	10/15/2033	134,051
3,500,000	Plano, IL Special Service Area No. 5	6.000	03/01/2036	3,372,180
4,630,000	Quad Cities, IL Regional EDA (Heritage Woods Moline)[1]	6.000	12/01/2041	4,433,642
5,975,000	Quad Cities, IL Regional EDA (Pheasant Ridge Apartments)	6.375	08/01/2040	3,913,267
162	Robbins, IL Res Rec (Robbins Res Rec Partners)[1]	7.250	10/15/2024	162
2,500,000	Southwestern IL Devel. Authority (Comprehensive Mental Health Center)	6.625	06/01/2037	2,567,900
1,500,000	Southwestern IL Devel. Authority (Eden Retirement Center)	5.850	12/01/2036	1,206,210
14,865,000	Southwestern IL Devel. Authority (Local Government Programming)[1]	7.000	10/01/2022	15,501,073
5,850,000	Southwestern IL Devel. Authority (Village of Sauget)[1]	5.625	11/01/2026	5,028,134
15,230,000	Southwestern IL Devel. Authority Solid Waste Disposal (Center Ethanol Company)	8.250	12/01/2019	11,511,900

31	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Illinois Continued
$12,795,000	Upper, IL River Valley Devel. Authority (DeerPath Huntley)	6.500%	12/01/2032	$13,078,793
8,170,000	Upper, IL River Valley Devel. Authority (Living Springs McHenry)[1]	6.100	12/01/2041	7,984,704
3,025,000	Vernon Hills, IL Tax Increment (Town Center)[1]	6.250	12/30/2026	3,010,631
3,110,000	Volo Village, IL Special Service Area (Lancaster Falls)[1]	5.750	03/01/2036	3,097,840
5,500,000	Volo Village, IL Special Service Area (Remington Pointe)[1]	6.450	03/01/2034	5,509,130
2,000,000	Will-Kankakee, IL Regional Devel. Authority (Senior Estates Supportive Living)[1]	7.000	12/01/2042	2,085,820
5,035,000	Yorkville, IL United City Special Services Area Special Tax (Bristol Bay)[1]	5.875	03/01/2036	5,079,157

				471,119,707
Indiana–1.8%
970,000	Anderson, IN Multifamily Hsg. (Cross Lakes Apartments)[1]	8.000	12/01/2045	1,053,178
1,155,000	Anderson, IN Multifamily Hsg. (Cross Lakes Apartments)[1]	9.000	12/01/2045	1,199,722
16,090,000	Bluffton, IN Solid Waste Disposal Facility (Bluffton Subordinate Industrial Bio-Energy)	7.500	09/01/2019	11,224,223
4,300,000	Carmel, IN Redevel. District COP[1]	6.500	07/15/2035	4,600,957
14,700,000	Carmel, IN Redevel. District COP[1]	7.750	01/15/2030	17,096,394
11,830,000	Carmel, IN Redevel. District COP[1]	8.000	01/15/2035	13,759,355
1,475,000	East Chicago, IN Solid Waste Disposal (USG Corp.)	5.500	09/01/2028	1,399,436
5,805,000	East Chicago, IN Solid Waste Disposal (USG Corp.)	6.375	08/01/2029	5,805,987
25,000	Fort Wayne, IN Pollution Control (General Motors Corp.)[2]	6.200	10/15/2025	—
600,000	Hammond, IN Local Public Improvement District[1]	6.500	08/15/2030	626,670
1,000,000	Hammond, IN Local Public Improvement District[1]	6.750	08/15/2035	1,052,240
1,675,000	IN Finance Authority (BHI Senior Living)[1]	5.500	11/15/2031	1,853,940
2,850,000	IN Finance Authority (BHI Senior Living)[1]	5.750	11/15/2041	3,180,486
11,505,000	IN Finance Authority (Marian University)[1]	6.375	09/15/2041	12,805,295

32	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Indiana Continued
$ 925,000	IN Finance Authority Educational Facilities (Irvington Community)[1]	9.000%	07/01/2039	$1,138,379
3,485,000	IN Health & Educational Facilities Financing Authority (AH/SVH Obligated Group)[1]	5.000	11/15/2036	3,764,218
7,360,000	IN Health Facility Financing Authority (Methodist Hospitals)[1]	5.500	09/15/2031	7,365,226
550,000	Indianapolis, IN Pollution Control (General Motors Corp.)[2]	5.625	04/01/2011	6
30,000	North Manchester, IN (Estelle Peabody Memorial Home)[2]	6.500	07/01/2015	10,200
17,505,000	North Manchester, IN (Estelle Peabody Memorial Home)[2]	7.250	07/01/2033	5,951,525
6,820,000	Shelbyville, IN Redevel. District Tax Increment (Central Shelbyville Economic)[1]	6.500	07/01/2022	6,996,297
230,000	St. Joseph County, IN Economic Devel. (Holy Cross Village Notre Dame)[1]	5.550	05/15/2019	230,242
5,380,000	Vincennes, IN Economic Devel. (Southwest Indiana Regional Youth Village)	6.250	01/01/2024	3,313,273
21,400,000	Wabash County, IN Economic Devel. (North Manchester Ethanol)	9.250	07/01/2020	16,669,744
4,500,000	Wabash County, IN Economic Devel. (North Manchester Ethanol)	14.000	07/01/2020	3,588,795

				124,685,788
Iowa–1.6%
5,475,000	Dickinson County, IA Hsg. (Spirit Lake)[1]	5.875	12/01/2036	5,481,023
250,000	IA Finance Authority (Amity Fellowserve)[1]	5.900	10/01/2016	266,325
740,000	IA Finance Authority (Amity Fellowserve)[1]	6.000	10/01/2028	740,318
940,000	IA Finance Authority (Amity Fellowserve)[1]	6.375	10/01/2026	986,154
2,190,000	IA Finance Authority (Amity Fellowserve)[1]	6.500	10/01/2036	2,271,665
1,160,000	IA Finance Authority (Boys & Girls Home and Family Services)[2]	5.900	12/01/2028	371,258
1,955,000	IA Finance Authority (Fore Windsor Pointe Apartments)[1]	5.450	06/01/2035	1,984,775
1,000,000	IA Finance Authority Senior Hsg. (Bethany Manor)[1]	5.550	11/01/2041	1,003,370

33	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Iowa Continued
$ 1,175,000	IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)[1]	5.375%		06/01/2025	$981,395
34,000,000	IA Tobacco Settlement Authority[1]	5.500		06/01/2042	31,349,700
360,990,000	IA Tobacco Settlement Authority	7.125	[3]	06/01/2046	10,631,156
60,000,000	IA Tobacco Settlement Authority (TASC)[1]	5.625		06/01/2046	56,679,000

					112,746,139
Kansas–0.1%
55,000	KS Devel. Finance Authority (VS/VSCF/JGCCF Obligated Group)[1]	5.500		11/15/2015	55,053
850,000	Lenexa, KS Multifamily Hsg. (Meadows Apartments)[1]	7.950		10/15/2035	825,571
4,270,089	Olathe, KS Tax Increment (Gateway)[4]	5.000		03/01/2026	2,236,288
2,442,651	Olathe, KS Transportation Devel. District (Gateway)[4]	5.000		12/01/2028	978,453

					4,095,365
Kentucky–0.3%
2,315,000	Kuttawa, KY (1st Mtg.-GF/Kentucky)[1]	6.750		03/01/2029	2,316,713
14,000,000	KY EDFA (Baptist Healthcare System)[5]	5.375		08/15/2024	16,151,240
1,250,000	KY EDFA (Masonic Home Independent Living II)[1]	7.250		05/15/2041	1,421,613
1,000,000	KY EDFA (Masonic Home Independent Living II)[1]	7.375		05/15/2046	1,146,700

					21,036,266
Louisiana–1.3%
20,000	De Soto Parish, LA Environmental Improvement (International Paper Company)[1]	5.600		11/01/2022	20,060
1,200,000	Juban Park, LA Community Devel. District Special Assessment[2]	5.150		10/01/2014	396,192
3,465,000	LA CDA (Eunice Student Hsg. Foundation)	7.375		09/01/2033	2,874,218
11,415,000	LA HFA (La Chateau)[1]	7.250		09/01/2039	12,220,442
875,000	LA Local Government EF&CD Authority (Cypress Apartments)[1]	8.000		04/20/2028	854,551
415,000	LA Local Government EF&CD Authority (Sharlo Apartments)	8.000		06/20/2028	407,692
5,350,000	LA Public Facilities Authority (Progressive Healthcare)	6.375		10/01/2028	5,265,684
65,120,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.875		05/15/2039	66,746,698

34	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Louisiana Continued
$ 7,400,000	Lakeshore Villages, LA Master Community Devel. District[4]	5.250%		07/01/2017	$2,961,554
60,000	New Orleans, LA Sewage Service[1]	5.400		06/01/2017	60,172

					91,807,263
Maine–0.3%
2,000,000	ME H&HEFA (Maine General Medical Center)[1]	6.750		07/01/2041	2,411,540
10,000	North Berwick, ME (Hussey Seating Company)	7.000		12/01/2013	10,027
4,800,000	Rumford, ME Pollution Control (Boise Cascade Corp.)[1]	6.625		07/01/2020	4,802,400
12,265,000	Rumford, ME Solid Waste Disposal (Boise Cascade Corp.)[1]	6.875		10/01/2026	12,268,434

					19,492,401
Maryland–0.3%
6,704,000	Brunswick, MD Special Obligation (Brunswick Crossing)[1]	5.500		07/01/2036	6,140,395
5,135,000	MD EDC Student Hsg. (Bowie State University)[1]	6.000		06/01/2023	5,149,840
400,000	MD EDC Student Hsg. (University of Maryland)[1]	5.625		10/01/2023	341,008
8,500,000	MD EDC Student Hsg. (University of Maryland)[1]	5.750		10/01/2033	6,614,870
600,000	MD H&HEFA (King Farm Presbyterian Community)[1]	5.300		01/01/2037	568,518
925,000	MD H&HEFA (Washington Christian Academy)[2],[9]	5.500		07/01/2038	369,954
2,250,000	Salisbury, MD Special Obligation (Villages at Aydelotte Farm)	5.250		01/01/2037	858,690

					20,043,275
Massachusetts–1.8%
1,750,000	MA Devel. Finance Agency (Boston Architectural College)[1]	5.000		01/01/2027	1,644,843
1,500,000	MA Devel. Finance Agency (Boston Architectural College)[1]	5.000		01/01/2037	1,328,955
720,000	MA Devel. Finance Agency (Eastern Nazarene College)[1]	5.625		04/01/2019	720,526
2,630,000	MA Devel. Finance Agency (Eastern Nazarene College)[1]	5.625		04/01/2029	2,630,736
6,905,000	MA Devel. Finance Agency (Lasell College)[1]	6.000		07/01/2041	7,537,498
1,600,702	MA Devel. Finance Agency (Linden Ponds)	0.965	[3]	11/15/2056	8,484
321,825	MA Devel. Finance Agency (Linden Ponds)[1]	5.500		11/15/2046	204,285

35	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Massachusetts Continued
$ 685,000	MA Devel. Finance Agency (Linden Ponds)[1]	6.250%		11/15/2018	$645,893
6,062,305	MA Devel. Finance Agency (Linden Ponds)[1]	6.250		11/15/2046	4,490,531
65,000	MA Devel. Finance Agency (May Institute)	5.750		09/01/2029	65,020
262,697	MA Devel. Finance Agency (Northern Berkshire Healthcare)	3.184	[3]	02/15/2043	26,309
371,250	MA Devel. Finance Agency (Northern Berkshire Healthcare)	6.000		02/15/2043	319,412
448,200	MA Devel. Finance Agency (Northern Berkshire Healthcare)	35.007	[3]	02/15/2043	4
200,000	MA Devel. Finance Agency (Regis College)[1]	5.250		10/01/2018	200,068
1,000,000	MA Devel. Finance Agency (VOA Concord)[1]	5.200		11/01/2041	952,870
18,415,000	MA Educational Financing Authority, Series H5	6.350		01/01/2030	20,602,516
35,000	MA H&EFA (Holyoke Hospital)[1]	6.500		07/01/2015	34,997
50,080,000	MA HFA, Series A5	5.250		07/01/2025	50,927,772
9,980,000	MA HFA, Series A5	5.300		06/01/2049	10,417,100
17,790,000	MA HFA, Series C5	5.350		12/01/2042	19,180,466
8,015,000	MA HFA, Series C5	5.400		12/01/2049	8,302,124
50,000	MA Port Authority (Delta Air Lines)	5.000		01/01/2027	49,200

					130,289,609
Michigan–4.1%
2,900,000	Detroit, MI City School District[1]	5.000		05/01/2028	3,290,398
1,720,000	Detroit, MI City School District[1]	5.000		05/01/2031	1,951,546
10,100,000	Detroit, MI City School District[5]	6.000		05/01/2029	12,472,894
100,000	Detroit, MI GO	5.000		04/01/2014	98,068
5,850,000	Detroit, MI GO	5.000		04/01/2021	5,282,375
225,000	Detroit, MI GO	5.250		04/01/2014	222,251
2,600,000	Detroit, MI GO	5.250		04/01/2016	2,504,372
350,000	Detroit, MI GO	5.250		04/01/2017	333,865
1,000,000	Detroit, MI GO	5.250		04/01/2020	943,010
2,110,000	Detroit, MI GO	5.250		04/01/2020	1,954,831
2,210,000	Detroit, MI GO	5.250		04/01/2021	2,071,035
1,330,000	Detroit, MI GO	5.250		04/01/2022	1,208,518
100,000	Detroit, MI GO	5.250		04/01/2023	91,561
10,000,000	Detroit, MI GO1	5.250		11/01/2035	11,039,400
40,000	Detroit, MI GO	5.375		04/01/2015	39,562
2,980,000	Detroit, MI Local Devel. Finance Authority[1]	6.700		05/01/2021	2,979,553
1,890,000	Detroit, MI Local Devel. Finance Authority[1]	6.850		05/01/2021	1,885,199

36	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Michigan Continued
$ 425,000	Detroit, MI Local Devel. Finance Authority (Chrysler Corp.)[1]	5.375%		05/01/2018	$413,874
10,800,000	Detroit, MI Water and Sewerage Dept.[1]	5.000		07/01/2032	11,528,676
23,500,000	Detroit, MI Water and Sewerage Dept.[1]	5.250		07/01/2039	25,510,660
720,000	East Lansing, MI Economic Corp. (Burcham Hills)	5.250		07/01/2037	720,266
500,000	Kalamazoo, MI EDC (Heritage Community)	5.500		05/15/2036	485,225
440,000	Macomb, MI Public Academy	6.750		05/01/2037	441,285
1,400,000	MI Finance Authority (Old Redford Public School Academy)[1]	5.900		12/01/2030	1,415,148
1,400,000	MI Finance Authority (Old Redford Public School Academy)[1]	6.500		12/01/2040	1,463,364
25,000,000	MI Finance Authority (Trinity Health Corp.)[5]	5.000		12/01/2039	27,844,250
10,000,000	MI Finance Authority (Trinity Health Corp.)[1]	5.000		12/01/2039	11,137,700
13,320,000	MI Hospital Finance Authority (McLaren Health Care Corp.)[5]	5.000		08/01/2035	14,381,737
2,900,000	MI Hospital Finance Authority (Oakwood Obligated Group)[1]	5.000		07/15/2037	3,058,079
2,810,000	MI Hsg. Devel. Authority (Waverly Lansing)[1]	5.500		02/20/2043	2,930,858
7,000,000	MI Hsg. Devel. Authority, Series A1	5.150		10/01/2029	7,049,000
900,000	MI Public Educational Facilities Authority (American Montessori)	6.500		12/01/2037	905,337
1,400,000	MI Public Educational Facilities Authority (Old Redford Academy)[1]	6.000		12/01/2035	1,410,850
1,368,375	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	7.875		08/31/2028	1,377,639
3,700,000	MI Strategic Fund Solid Waste (Genesee Power Station)	7.500		01/01/2021	3,699,889
429,990,000	MI Tobacco Settlement Finance Authority	7.294	[3]	06/01/2052	5,736,067
3,048,780,000	MI Tobacco Settlement Finance Authority	8.877	[3]	06/01/2058	19,146,338
1,625,000	Pontiac, MI City School District[1]	4.500		05/01/2020	1,442,903
1,500,000	Star International Academy, MI (Public School Academy)[1]	5.000		03/01/2033	1,519,275
14,895,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.000		12/01/2034	15,237,883

37	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Michigan Continued
$52,930,000	Wayne County, MI Airport Authority (Detroit MetroWayne Airport)[5]	5.000%	12/01/2029	$55,317,515
10,000,000	Wayne County, MI Airport Authority (Detroit MetroWayne Airport)[5]	5.000	12/01/2034	10,433,217
14,215,000	Wayne, MI Charter County Airport Facilities (Northwest Airlines)	6.000	12/01/2029	12,988,246

				285,963,719
Minnesota–0.8%
3,000,000	Columbia Heights, MN Multifamily & Health Care Facilities (Crest View Corp.)	5.700	07/01/2042	2,231,940
1,510,000	Eveleth, MN Multifamily (Manor House Woodland)	5.500	10/01/2025	1,389,185
2,830,000	Eveleth, MN Multifamily (Manor House Woodland)	5.700	10/01/2036	2,494,164
1,000,000	Falcon Heights, MN (Kaleidoscope Charter School)	6.000	11/01/2037	1,027,540
525,000	International Falls, MN Pollution Control (Boise Cascade Corp.)[1]	5.500	04/01/2023	506,625
6,370,000	International Falls, MN Solid Waste Disposal (Boise Cascade Corp.)[1]	6.850	12/01/2029	6,371,656
1,750,000	Lake Crystal, MN Hsg. (Ecumen-Second Century)[1]	6.250	09/01/2040	1,902,198
14,680,000	Lamberton, MN Solid Waste (Highwater Ethanol)	8.500	12/01/2022	11,125,385
730,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)[1]	5.400	04/01/2028	692,631
5,340,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)[1]	5.500	04/01/2042	4,863,565
500,000	Minneapolis, MN Tax Increment (Ivy Tower)	5.500	02/01/2022	481,025
1,000,000	Minneapolis, MN Tax Increment (Ivy Tower)	5.700	02/01/2029	917,520
900,000	New Hope, MN Hsg. & Health Care Facilities (Minnesota Masonic Home North Ridge)[1]	5.900	03/01/2019	900,999
2,100,000	Northwest MN Multi-County Hsg. and Redevel. Authority	5.450	07/01/2041	1,969,884
500,000	Pine City, MN Health Care & Hsg. (North Branch)[1]	6.125	10/20/2047	507,085
3,700,000	Richfield, MN Senior Hsg. (Richfield Senior Hsg.)	6.625	12/01/2039	3,571,351
830,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)[1]	5.375	08/01/2021	854,452

38	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Minnesota Continued
$ 790,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)[1]	5.625%	02/01/2031	$800,159
1,635,000	St. Paul, MN Hsg. & Redevel. Authority (Bridgecreek Senior Place)[1]	7.000	09/15/2037	1,634,902
1,818,398	St. Paul, MN Hsg. & Redevel. Authority (Episcopal Nursing Home)[1]	5.630	10/01/2033	1,861,039
3,000,000	St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)[1]	6.250	03/01/2029	3,103,200
400,000	St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)[1]	5.750	09/01/2026	406,832
650,000	St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)[1]	6.000	09/01/2036	661,934
1,700,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)[1]	6.800	03/01/2029	1,701,275
1,200,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)[1]	7.000	03/01/2029	1,201,092
2,305,000	St. Paul, MN Hsg. & Redevel. Authority Charter School (Hmong College Prep Academy)[1]	5.500	09/01/2043	2,313,505
705,000	St. Paul, MN Port Authority (Great Northern)[1]	6.000	03/01/2030	717,041
522,551	St. Paul, MN Port Authority Parking Revenue (4th Parking Ramp)[2]	8.000	12/01/2027	137,076
1,170,000	Wadena, MN Hsg. & Redevel. Authority (Humphrey Manor East)[1]	6.000	02/01/2019	1,041,160

				57,386,420
Mississippi–0.2%
175,000	Jackson, MS Hsg. Authority (Elton Park Apartments)[1]	5.400	04/01/2039	175,175
2,790,000	Meridian, MS Tax Increment (Meridian Crossroads)[1]	8.750	12/01/2024	3,070,841
3,885,000	MS Business Finance Corp. (Intrinergy Wiggins)	8.000	01/01/2023	3,668,062
1,395,000	Ridgeland, MS Tax Increment (Colony Park)[1]	5.250	10/01/2027	1,526,297
1,755,000	Ridgeland, MS Tax Increment (Colony Park)[1]	5.375	10/01/2028	1,928,956
16,410,000	Stonebridge, MS Public Improvement District Special Assessment[2]	7.500	10/01/2042	4,102,828
175,000	Warren County, MS Environmental Improvement (International Paper Company)[1]	6.250	09/01/2023	175,623

				14,647,782

39	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Missouri–1.5%
$ 250,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.500%	03/01/2020	$252,250
400,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.625	03/01/2025	393,512
500,000	Branson Hills, MO Infrastructure Facilities	5.000	04/01/2016	455,190
500,000	Branson Hills, MO Infrastructure Facilities	5.000	04/01/2017	442,680
730,000	Branson Hills, MO Infrastructure Facilities	5.500	04/01/2022	584,263
750,000	Branson Hills, MO Infrastructure Facilities	5.500	04/01/2027	543,135
4,900,000	Branson, MO Commerce Park Community Improvement District	5.750	06/01/2026	4,579,834
2,485,000	Branson, MO IDA (Branson Hills Redevel.)	5.750	05/01/2026	2,410,202
13,000,000	Branson, MO IDA (Branson Hills Redevel.)	7.050	05/01/2027	13,063,830
1,460,000	Branson, MO IDA (Branson Landing)	5.250	06/01/2021	1,405,279
2,470,000	Branson, MO IDA (Branson Landing)	5.500	06/01/2029	2,285,071
23,200,000	Branson, MO IDA (Branson Shoppe Redevel.)[1]	5.950	11/01/2029	22,762,912
570,000	Broadway-Fairview, MO Transportation Devel. District (Columbia)	6.125	12/01/2036	474,417
1,215,000	Chillicothe, MO Tax Increment (South U.S. 65)[1]	5.500	04/01/2021	1,121,542
1,100,000	Chillicothe, MO Tax Increment (South U.S. 65)[1]	5.625	04/01/2027	1,083,412
1,250,000	Jennings, MO Tax Increment & Community Improvement (Northland Redevel. Area)[1]	5.000	11/01/2023	1,254,475
500,000	Kansas City, MO IDA (Plaza Library)[1]	5.900	03/01/2024	508,405
1,292,000	Kansas City, MO IDA (West Paseo)[1]	6.750	07/01/2036	1,301,832
3,750,000	Kansas City, MO Tax Increment (Briarcliff West)[1]	5.400	06/01/2024	3,692,775
1,400,000	Kansas City, MO Tax Increment (Shoal Creek Parkway)[1]	6.500	06/01/2025	1,458,268

40	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Missouri Continued
$1,400,000	Lees Summit, MO IDA (Kensington Farms)[1]	5.500%	03/01/2021	$1,398,964
750,000	Lees Summit, MO IDA (Kensington Farms)[1]	5.750	03/01/2029	720,780
2,800,000	Lees Summit, MO Tax (Summit Fair Community Improvement District)[1]	6.000	05/01/2042	2,806,692
2,365,000	Liberty, MO Tax Increment (Liberty Triangle)[1]	5.875	10/01/2029	2,384,417
3,105,000	MO Dardenne Town Square Transportation Devel. District	5.000	05/01/2026	1,664,032
3,825,000	MO Dardenne Town Square Transportation Devel. District	5.000	05/01/2036	1,897,621
2,405,000	MO Enright Arlington Community Improvement District[2]	5.400	03/01/2026	2,059,762
1,600,000	MO Good Shepard Nursing Home District[1]	5.900	08/15/2023	1,601,264
230,000	MO Grindstone Plaza Transportation Devel. District	5.250	10/01/2021	202,782
400,000	MO Grindstone Plaza Transportation Devel. District	5.400	10/01/2026	331,496
115,000	MO Grindstone Plaza Transportation Devel. District	5.550	10/01/2036	86,145
3,915,000	MO HDC (Mansion Apartments Phase II)	6.170	04/01/2032	3,790,112
755,000	Northwoods, MO Transportation Devel. District	5.850	02/01/2031	687,156
2,000,000	St. Joseph, MO IDA (Shoppes at North Village)[1]	5.500	11/01/2027	2,008,240
4,580,000	St. Louis, MO IDA (Railway Exchange Building Redevel.)[1]	8.000	04/01/2033	4,584,076
2,442,000	St. Louis, MO Tax Increment (1601 Washington Redevel.)	6.000	08/21/2026	2,264,418
2,034,000	St. Louis, MO Tax Increment (Pet Building Redevel.)	5.500	05/29/2028	1,780,279
1,660,000	St. Louis, MO Tax Increment (Printers Lofts)[4]	6.000	08/21/2026	1,202,172
3,043,000	St. Louis, MO Tax Increment (Security Building Redevel.)	6.300	04/01/2027	2,939,538
2,386,000	St. Louis, MO Tax Increment (Washington East Condominiums)	5.500	01/20/2028	2,142,437
1,510,000	St. Louis, MO Tax Increment (Washington East Condominiums)	5.500	01/20/2028	1,322,881
1,108,000	St. Louis, MO Tax Increment Financing, Series A	5.500	09/02/2028	962,741
1,865,000	Stone Canyon, MO Improvement District (Infrastructure)[2]	5.700	04/01/2022	1,324,411
975,000	Stone Canyon, MO Improvement District (Infrastructure)[2]	5.750	04/01/2027	614,387
2,225,000	Suemandy, MO Mid-Rivers Community Improvement District[1]	7.500	10/01/2029	2,410,209

				103,260,296

41	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Montana–0.1%
$ 5,935,000	Hardin, MT Tax Increment Industrial Infrastructure Devel. (Rocky Mountain Power)[1]	0.000	%6	09/01/2031	$4,994,421
1,125,000	MT Facilities Finance Authority (St. John’s Lutheran)[1]	6.000		05/15/2025	1,176,244
1,650,000	MT Facilities Finance Authority (St. John’s Lutheran)[1]	6.125		05/15/2036	1,706,133

					7,876,798
Multi States–0.1%
8,000,000	Munimae TE Bond Subsidiary[1]	5.900		11/29/2049	4,799,920
Nebraska–0.9%
1,120,000	Beatrice, NE Community Redevel. Authority (Beatrice Biodiesel)	6.625		12/01/2021	655,334
20,000,000	Douglas County, NE Hospital Authority (Methodist Health System)[5]	5.750		11/01/2048	22,518,890
1,250,000	Mead Village, NE Tax Increment (Biofuels-Mead)[1]	5.750		01/01/2022	565,350
17,500,000	NE Central Plains Gas Energy[1]	5.000		09/01/2032	19,082,875
2,400,000	NE Educational Facilities Authority (Midland Lutheran College)[1]	5.600		09/15/2029	1,968,312
6,960,000	Santee Sioux Nation, NE Tribal Health Care (Indian Health Service)[1]	8.750		10/01/2020	7,481,930
45,745,000	Saunders County, NE Individual Devel. (Mead Biofuels)[2]	7.000		12/01/2026	9,069,861

					61,342,552
Nevada–0.1%
1,000,000	Clark County, NV Improvement District[1]	5.000		02/01/2026	852,910
770,000	Clark County, NV Improvement District[1]	5.050		02/01/2031	619,373
120,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.400		08/01/2020	102,095
470,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.500		08/01/2025	353,351
1,780,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[1]	6.150		08/01/2037	1,630,249

					3,557,978

42	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
New Hampshire–0.1%
$ 1,780,000	NH Business Finance Authority (Air Cargo at Pease)[4]	6.750%	04/01/2024	$910,595
1,485,000	NH Business Finance Authority (Huggins Hospital)[1]	6.875	10/01/2039	1,640,108
4,620,000	NH H&EFA (Franklin Pierce College)[1]	6.050	10/01/2034	4,663,705
515,000	NH HE&HFA (Franklin Pierce College)[1]	5.300	10/01/2028	509,520

				7,723,928
New Jersey–7.0%
7,000,000	NJ EDA (Continental Airlines)[1]	5.125	09/15/2023	7,151,830
20,000,000	NJ EDA (Continental Airlines)[1]	5.250	09/15/2029	20,546,200
25,935,000	NJ EDA (Continental Airlines)[1]	7.000	11/15/2030	26,032,256
16,920,000	NJ EDA (Continental Airlines)	7.200	11/15/2030	16,983,788
16,500,000	NJ EDA (Continental Airlines)[1]	9.000	06/01/2033	17,156,535
865,164	NJ EDA (Empowerment Zone-Cumberland)[2]	7.750	03/01/2021	8,435
7,490,000	NJ EDA (Engel Burman at Woodcliff Lake)[1]	8.000	05/01/2044	8,267,162
7,505,000	NJ EDA (Engel Burman at Woodcliff Lake)[1]	8.000	05/01/2044	8,283,719
7,505,000	NJ EDA (Engel Burman at Woodcliff Lake)[10]	8.000	05/01/2044	8,283,719
11,000,000	NJ EDA (GMT Realty)	6.875	01/01/2037	11,188,760
10,360,000	NJ EDA (School Facilities)[5]	5.000	09/01/2024	12,261,144
2,040,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)	7.250	07/01/2014	2,041,244
8,450,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)	7.250	07/01/2027	8,125,098
160,440,000	NJ Tobacco Settlement Financing Corp.	4.750	06/01/2034	139,131,907
96,125,000	NJ Tobacco Settlement Financing Corp.[5]	5.000	06/01/2029	92,650,673
115,435,000	NJ Tobacco Settlement Financing Corp.	5.000	06/01/2041	101,018,323
10,000,000	NJ Transportation Trust Fund Authority[5]	5.000	12/15/2023	12,358,180
2,000,000	NJ Transportation Trust Fund Authority[1]	6.000	06/15/2035	2,472,500
210,000	Weehawken Township, NJ GO1	6.000	08/01/2021	235,360
210,000	Weehawken Township, NJ GO1	6.000	08/01/2022	232,136
260,000	Weehawken Township, NJ GO1	6.000	08/01/2023	285,259
260,000	Weehawken Township, NJ GO1	6.000	08/01/2024	284,370
235,000	Weehawken Township, NJ GO1	6.000	08/01/2025	255,269

				495,253,867

43	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
New Mexico–0.3%
$ 336,000	Dona Ana County, NM Multifamily (Montana Meadows Apartments)	8.500%		12/01/2015	$337,885
4,700,000	Eldorado, NM Area Water and Sanitation District[1]	6.000		02/01/2025	4,695,441
3,500,000	Farmington, NM Pollution Control (Public Service Company of New Mexico)[1]	6.250		06/01/2040	3,990,945
775,000	Mariposa East, NM Public Improvement District[2]	5.500		09/01/2016	627,425
500,000	Mariposa East, NM Public Improvement District[2]	5.750		09/01/2021	403,650
875,000	Montecito Estates, NM Public Improvement District[1]	7.000		10/01/2037	903,473
2,750,000	NM Hospital Equipment Loan Council (Gerald Champion Memorial Hospital)[1]	5.500		07/01/2042	2,835,030
175,000	NM Regional Hsg. Authority (Wildewood Apartments)[1]	8.750		12/01/2020	175,081
1,925,000	NM Trails Public Improvement District	7.750		10/01/2038	1,965,387
4,625,000	Saltillo, NM Improvement District[1]	7.625		10/01/2037	4,697,520
1,000,000	Ventana West, NM Public Improvement District Special Levy[1]	6.875		08/01/2033	1,014,700

					21,646,537
New York–6.7%
3,000,000	Albany, NY IDA (New Covenant Charter School)[2]	7.000		05/01/2035	449,940
1,785,000	Dutchess County, NY IDA (St. Francis Hospital)	7.500		03/01/2029	1,836,944
17,700,000	Erie County, NY Tobacco Asset Securitization Corp.	6.656	[3]	06/01/2055	192,045
75,000	Huntington, NY Hsg. Authority (GJSR)[1]	6.000		05/01/2029	75,075
1,250,000	Huntington, NY Hsg. Authority (GJSR)[1]	6.000		05/01/2039	1,250,988
1,000,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	6.000		06/01/2030	1,145,620
1,000,000	Nassau County, NY IDA (Amsterdam at Harborside)	6.500		01/01/2027	584,210
412,100,000	NY Counties Tobacco Trust V	7.151	[3]	06/01/2060	2,134,678
500,000,000	NY Counties Tobacco Trust V	7.836	[3]	06/01/2060	2,590,000

44	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
New York Continued
$37,380,000	NY Liberty Devel. Corp. (Bank of America Tower)[5,11]	5.125%		01/15/2044	$41,544,872
8,765,000	NY/NJ Port Authority Austin Trust Inverse Certificates	7.707	[1][2]	04/01/2036	9,944,944
31,835,000	NYC IDA (American Airlines)[2]	6.900		08/01/2024	20,756,102
8,870,000	NYC IDA (American Airlines)	7.500		08/01/2016	9,323,346
42,500,000	NYC IDA (American Airlines)	7.625		08/01/2025	44,886,375
37,000,000	NYC IDA (American Airlines)	7.750		08/01/2031	39,076,440
7,200,000	NYC IDA (American Airlines)	8.000		08/01/2028	7,604,208
2,995,000	NYC IDA (American Airlines)	8.500		08/01/2028	3,040,015
19,550,000	NYC IDA (British Airways)[1]	7.625		12/01/2032	20,038,750
5,500,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	5.650		10/01/2028	4,856,225
5,045,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	5.750		10/01/2036	4,333,151
8,630,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	6.200		10/01/2022	8,278,241
12,955,000	NYC Municipal Water Finance Authority[5]	5.750		06/15/2040	15,599,358
14,575,000	NYC Transitional Finance Authority[5]	5.000		02/01/2031	17,269,603
18,130,000	NYC Transitional Finance Authority[5]	5.000		02/01/2035	21,129,065
25,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.250		07/15/2037	29,228,250
2,200,000	NYS DA (North Shore L.I. Jewish Obligated Group)[1]	5.000		05/01/2041	2,439,976
31,295,000	NYS DA (Personal Income Tax)[1]	5.000		03/15/2036	33,989,812
22,200,000	NYS DA (St. Mary’s Hospital for Children)	7.875		11/15/2041	24,044,820
75,000	NYS DA (State Personal Income Tax Authority)[1]	5.000		03/15/2035	81,599
31,750,000	NYS Liberty Devel. Corp. (4 World Trade Center)[1]	5.750		11/15/2051	37,500,560
200,000	Port Authority NY/NJ (JFK International Air Terminal)	5.750		12/01/2025	200,052
3,600,000	Port Authority NY/NJ (KIAC)[1]	6.750		10/01/2019	3,600,108
25,000,000	Port Authority NY/NJ, 166th Series[5]	5.250		07/15/2036	29,774,500
6,600,000	Syracuse, NY IDA (Carousel Center)[1]	5.000		01/01/2036	6,775,428
7,530,000	Westchester County, NY IDA (EBC White Plains)[1]	8.000		11/01/2043	8,383,601
7,530,000	Westchester County, NY IDA (EBC White Plains)[1]	8.000		11/01/2043	8,383,601

45	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
New York Continued
$ 7,530,000	Westchester County, NY IDA (EBC White Plains)[1]	8.000%		11/01/2043	$8,383,601
2,600,000	Yonkers, NY IDA (St. Joseph’s Hospital), Series 98-C	6.200		03/01/2020	2,602,444

					473,328,547
North Carolina–1.0%
48,200,000	Charlotte, NC Douglas International Airport Special Facilities (US Airways)	5.600		07/01/2027	45,149,422
12,005,000	Charlotte, NC Douglas International Airport Special Facilities (US Airways)	7.750		02/01/2028	12,023,488
4,380,000	Gaston, NC IFPCFA (National Gypsum)	5.750		08/01/2035	4,026,052
1,500,000	NC Medical Care Commission (AHACHC)[1]	5.800		10/01/2034	1,584,570
1,650,000	NC Medical Care Commission (Whitestone)[1]	7.750		03/01/2031	1,903,077
4,725,000	NC Medical Care Commission (Whitestone)[1]	7.750		03/01/2041	5,396,990

					70,083,599
North Dakota–0.1%
500,000	Burleigh County, ND Nursing Home (Baptist Home)	6.200		07/01/2032	506,315
1,000,000	Cando, ND Nursing Facility (Towner County Medical Center)	7.125		08/01/2022	1,001,120
65,000	Cass County, ND Industrial Devel. Revenue (Fraser Ltd.)[1]	7.000		11/01/2015	64,316
2,670,000	Richland County, ND Hsg. (Birchwood Properties)	6.750		05/01/2029	2,249,101

					3,820,852
Ohio–5.6%
9,950,000	Allen County, OH Hospital Facilities (Catholic Healthcare)[1]	5.000		06/01/2038	10,753,761
12,055,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	0.000	[6]	06/01/2037	10,509,790
5,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.125		06/01/2024	4,368,500
25,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.750		06/01/2034	21,153,500
11,245,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.875		06/01/2030	9,761,335
107,190,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.875		06/01/2047	92,040,837
6,542,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.000		06/01/2042	5,670,998
13,395,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.500		06/01/2047	12,591,702

46	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Ohio Continued
$2,347,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.504%[3]	06/01/2052	$25,300,660
1,280,000	Butler County, OH Hsg. (Anthony Wayne Apartments)	6.500	09/01/2030	987,034
4,495,000	Centerville, OH Health Care (Bethany Lutheran Village)[1]	6.000	11/01/2038	4,677,587
19,805,000	Cleveland, OH Airport (Continental Airlines)	5.700	12/01/2019	19,806,188
1,500,000	Cleveland-Cuyahoga County, OH Port Authority (St. Clarence)[1]	6.250	05/01/2038	1,503,600
500,000	Columbus-Franklin County, OH Finance Authority, Series A1	6.000	05/15/2035	520,660
10,425,000	Cuyahoga County, OH Hospital Facilities (CSAHS-UHHS-Cuyahoga/Canton Obligated Group)[1]	7.500	01/01/2030	10,441,993
32,500,000	Gallia County, OH Hospital Facilities (Holzer/HHlths/HMCG/HMCJ Obligated Group)	8.000	07/01/2042	36,601,175
7,500,000	Grove City, OH Tax Increment Financing[1]	5.375	12/01/2031	7,569,300
1,450,000	Hancock County, OH Hospital (BVRHC/BVHF Obligated Group)[1]	6.250	12/01/2034	1,719,149
4,200,000	Hickory Chase, OH Community Authority Infrastructure Improvement[2]	7.000	12/01/2038	2,728,026
125,000	Lake County, OH Hospital Facilities (Lake Hospital System)[1]	5.750	08/15/2038	138,064
685,000	Lorain County, OH Port Authority (Alumalloy LLC)[1]	6.000	11/15/2025	665,114
5,500,000	Miami University, OH1	5.000	09/01/2036	6,354,755
10,000,000	Montgomery County, OH (Miami Valley Hospital)[5]	5.750	11/15/2023	12,201,200
11,410,000	OH Air Quality Devel. Authority (Fostoria Ethanol)	8.500	02/01/2020	8,354,288
11,690,000	OH Air Quality Devel. Authority (Marion Ethanol)	8.500	02/01/2020	8,559,301
50,000	OH Environmental Facilities (Ford Motor Company)[1]	5.750	04/01/2035	52,053
2,130,000	OH Higher Education Facility Commission (Ashland University)[1]	6.250	09/01/2024	2,292,072
2,050,000	OH Port Authority of Columbiana Solid Waste (A&L Salvage)[2]	14.500	07/01/2028	—

47	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Ohio Continued
$16,320,000	OH Port Authority of Columbiana Solid Waste (Apex Environmental)[9]	7.250%	08/01/2034	$12,449,222
14,000,000	OH Solid Waste Disposal (General Motors Corp.)[2]	6.300	12/01/2032	140
14,515,000	OH Solid Waste Disposal (USG Corp.)	5.600	08/01/2032	13,838,891
32,620,000	OH Solid Waste Disposal (USG Corp.)	5.650	03/01/2033	31,267,575
6,640,000	OH Solid Waste Disposal (USG Corp.)	6.050	08/01/2034	6,639,402
2,215,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[4]	6.300	02/15/2024	1,335,933
2,500,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[4]	6.400	02/15/2034	1,508,050
4,100,000	Southeastern OH Port Authority Hospital Facility (Memorial Health System)[1]	5.750	12/01/2032	4,344,360
3,000,000	Southeastern OH Port Authority Hospital Facility (Memorial Health System)[1]	6.000	12/01/2042	3,213,090
1,955,000	Toledo-Lucas County, OH Port Authority (Town Square at Levis Commons)	5.400	11/01/2036	1,098,104
3,415,000	Warren County, OH Port Authority (Corridor 75 Park)	7.500	12/01/2034	3,521,924

				396,539,333
Oklahoma–1.2%
1,700,000	Ardmore, OK Devel. Authority (Airpark Increment District)	5.750	11/01/2022	1,740,341
1,500,000	Atoka County, OK Healthcare Authority (Atoka Memorial Hospital)	6.625	10/01/2037	1,538,025
4,960,000	Grady County, OK Criminal Justice Authority[1]	7.000	11/01/2041	5,159,838
50,000	OK Ordnance Works Authority Sewer & Solid Waste Disposal Facilities (Ralston Purina Group)[1]	6.500	09/01/2026	50,125
2,850,000	Oklahoma County, OK Finance Authority (Var-Sail Assoc.)[1]	5.250	12/01/2041	3,025,560
69,820,000	Tulsa, OK Municipal Airport Trust (American Airlines)	7.750	06/01/2035	75,429,339

				86,943,228

48	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Oregon–0.1%
$ 10,000	Lane County, OR Hsg. Authority & Community Services (Firewood)[1]	6.600%	11/01/2015	$10,059
795,000	OR Facilities Authority (Concordia University)[1]	6.125	09/01/2030	867,377
2,225,000	OR Facilities Authority (Student Housing-Ashland)[1]	5.000	07/01/2044	2,445,831
1,300,000	Salem, OR Hospital Finance Authority (Capital Manor)[1]	6.000	05/15/2042	1,404,806
1,300,000	Salem, OR Hospital Finance Authority (Capital Manor)[1]	6.000	05/15/2047	1,404,806
510,000	Western Generation, OR Agency Cogeneration (Wauna Cogeneration)[1]	5.000	01/01/2021	512,545

				6,645,424
Pennsylvania–1.2%
1,500,000	Chester County, PA H&EFA (Chester County Hospital)[1]	6.750	07/01/2031	1,501,695
1,300,000	Luzerne County, PA IDA[1]	7.500	12/15/2019	1,356,134
500,000	Luzerne County, PA IDA[1]	7.750	12/15/2027	527,500
24,937,498	PA EDFA (Bionol Clearfield)[2]	8.500	07/15/2015	2,480,034
5,000,000	PA EDFA (National Gypsum Company)	6.250	11/01/2027	4,985,550
2,100,000	PA EDFA (Northampton Generating)[2]	6.500	01/01/2013	1,333,437
10,950,000	PA EDFA (Northampton Generating)[2]	6.600	01/01/2019	6,986,429
16,000,000	PA EDFA (USG Corp.)	6.000	06/01/2031	15,990,080
11,500,000	PA Geisinger Authority Health System, Series A5	5.250	06/01/2039	12,834,920
2,700,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875	11/15/2016	2,702,808
3,500,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875	11/15/2021	3,502,380
4,000,000	PA HEFA (Shippensburg University)[1]	6.250	10/01/2043	4,512,440
4,000,000	Philadelphia, PA Authority for Industrial Devel. (Green Woods Charter School)[1]	5.500	06/15/2032	3,999,720
4,100,000	Philadelphia, PA Authority for Industrial Devel. (Green Woods Charter School)[1]	5.750	06/15/2042	4,099,672
1,165,000	Philadelphia, PA Authority for Industrial Devel1 (Green Woods Charter School)[1]	5.500	06/15/2022	1,170,965

49	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Pennsylvania Continued
$ 2,000,000	Philadelphia, PA GO1	6.000%		08/01/2036	$2,364,240
2,000,000	Philadelphia, PA GO1	6.500		08/01/2041	2,448,940
3,350,000	Philadelphia, PA H&HEFA (Temple University Health System)[1]	5.625		07/01/2036	3,585,606
4,500,000	Philadelphia, PA H&HEFA (Temple University Health System)[1]	5.625		07/01/2042	4,787,685
6,000,000	York, PA GO1	7.250		11/15/2041	7,005,300

					88,175,535
Rhode Island–1.5%
45,000,000	Central Falls, RI Detention Facility	7.250		07/15/2035	39,151,800
45,000	RI Health & Educational Building Corp. (Roger Williams General Hospital)[1]	5.500		07/01/2018	44,759
20,000	RI Health & Educational Building Corp. (Roger Williams Medical Center)[1]	5.500		07/01/2028	18,589
10,950,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[5]	5.200		10/01/2047	11,368,440
52,090,000	RI Tobacco Settlement Financing Corp. (TASC)	6.125	[3]	06/01/2052	676,649
28,225,000	RI Tobacco Settlement Financing Corp. (TASC)[1]	6.250		06/01/2042	28,789,218
42,825,000	RI Tobacco Settlement Financing Corp. (TASC)	7.868	[3]	06/01/2052	461,225
25,605,000	RI Tobacco Settlement Financing Corp. (TASC), Series A1	6.125		06/01/2032	26,116,844

					106,627,524
South Carolina–0.6%
1,375,000	Allendale County, SC School District Energy Savings Special Obligation[1]	8.500		12/01/2018	1,477,231
15,000	Georgetown County, SC Environmental Improvement (International Paper Company)[1]	6.250		09/01/2023	15,053
6,988,000	Hardeeville, SC Assessment Revenue (Anderson Tract Municipal Improvement District)	7.750		11/01/2039	6,612,255
800,000	Myrtle Beach, SC Tax Increment (Myrtle Beach Air Force Base)	5.250		11/01/2026	731,176
2,000,000	Myrtle Beach, SC Tax Increment (Myrtle Beach Air Force Base)	5.300		11/01/2035	1,741,600
15,911,000	Richland County, SC Assessment Revenue (Village at Sandhill Improvement District)[1]	6.200		11/01/2036	14,913,858
200,000	SC Connector 2000 Assoc. Toll Road, Series B	6.300	[3]	01/01/2026	7,972
7,620,000	SC Connector 2000 Assoc. Toll Road, Series B	6.453	[3]	01/01/2020	303,733

50	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
South Carolina Continued
$ 8,500,000	SC Connector 2000 Assoc. Toll Road, Series B	6.621%[3]	01/01/2024	$338,810
1,400,000	SC Jobs-EDA (Palmetto Health)[1]	5.750	08/01/2039	1,579,312
10,000,000	SC Public Service Authority[1]	5.000	12/01/2036	11,464,000

				39,185,000
South Dakota–0.5%
1,000,000	Lower Brule, SD Sioux Tribe, Series B1	5.500	05/01/2019	864,070
33,765,000	SD Educational Enhancement Funding Corp. Tobacco Settlement[1]	6.500	06/01/2032	34,777,275
1,425,000	Turner County, SD Tax Increment[1]	5.000	12/15/2026	1,317,313

				36,958,658
Tennessee–0.3%
1,760,000	Johnson City, TN H&EFB (Mountain States Health Alliance)[1]	5.500	07/01/2036	1,867,290
8,890,000	Memphis, TN HE&HFB (NH/Mendenhall Hsg./Highland Hsg./NTH/VH Obligated Group)[2]	5.750	04/01/2042	5,333,911
215,000	Memphis-Shelby County, TN Airport Authority (Express Airlines)	6.125	12/01/2016	204,676
7,870,000	Metropolitan Knoxville, TN Airport Authority (Northwest Airlines)	8.000	04/01/2032	7,905,809
485,000	Shelby County, TN HE&HF (Lapaloma Apartments)	7.750	12/01/2029	418,264
3,550,000	Shelby County, TN HE&HF (The Village at Germantown)[1]	6.750	12/01/2018	3,608,327
1,450,000	Shelby County, TN HE&HF (The Village at Germantown)[1]	7.000	12/01/2023	1,473,693

				20,811,970
Texas–14.0%
230,000	Beaumont, TX Multifamily HDC (Madison on the Lake Apartments)	7.750	12/01/2028	220,030
80,000	Bexar County, TX HFC (American Opportunity Hsg.)	7.500	01/01/2013	79,378
980,000	Bexar County, TX HFC (American Opportunity Hsg.)	8.000	01/01/2031	671,192
1,130,000	Bexar County, TX HFC (American Opportunity Hsg.-Nob Hill Apartments)[2]	8.500	06/01/2031	338,831
965,000	Bexar County, TX HFC (Doral Club)[1]	8.750	10/01/2036	741,873
200,000	Bexar County, TX HFC (Honey Creek LLC)[2]	8.000	04/01/2030	87,998

51	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Texas Continued
$ 100,000	Bexar County, TX HFC (Honey Creek LLC)[2]	9.000%		04/01/2030	$19,748
1,460,000	Bexar County, TX HFC (Perrin Square)[2]	9.750		11/20/2031	291,912
41,315,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	5.000		03/01/2041	4,074,485
13,500,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	5.400		05/01/2029	1,410,345
2,345,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	6.300		07/01/2032	270,097
2,000,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	6.750	[7]	09/01/2034	1,748,400
14,080,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	6.750		04/01/2038	12,308,736
11,420,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	6.750		10/01/2038	1,423,046
10,000,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	7.700		03/01/2032	1,397,700
28,120,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	7.700		04/01/2033	3,924,146
16,325,000	Cambridge, TX Student Hsg. (Cambridge Student Hsg. Devel.)[1]	7.000		11/01/2039	19,308,067
190,000	Cass County, TX IDC (International Paper Company)[1]	6.600		03/15/2024	190,730
6,880,000	Central TX Regional Mobility Authority[1]	6.250		01/01/2046	8,058,819
750,000	Clifton, TX Higher Education Finance Corp. (Idea Public Schools)[1]	5.750		08/15/2041	829,418
305,000	Dallas-Fort Worth, TX International Airport Facility (American Airlines)[2]	8.250		11/01/2036	197,347
22,100,000	Dallas-Fort Worth, TX International Airport Facility Improvement Corp.[2]	9.000		05/01/2029	10,236,278
40,945,000	Dallas-Fort Worth, TX International Airport Facility Improvement Corp.[2]	9.125		05/01/2029	18,880,968
2,115,000	Danbury, TX Higher Education Finance Corp. (Island Foundation)	6.250		02/15/2036	2,112,187

52	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Texas Continued
$ 125,000	Decatur, TX Hospital Authority (Wise Regional Health System)[1]	5.625%	09/01/2013	$129,053
22,950,000	Donna, TX GO1	6.250	02/15/2037	22,053,803
50,000	Gainesville, TX Hsg. Authority	6.800	12/01/2020	50,009
11,238,709	Gulf Coast, TX IDA (Microgy Holdings)[2]	7.000	12/01/2036	103,958
20,000	Gulf Coast, TX IDA Solid Waste (Citgo Petroleum Corp.)[1]	8.000	04/01/2028	20,033
3,225,000	Harris County, TX Cultural Education Facilities Finance Corp. (Space Center Houston)[1]	7.000	08/15/2028	3,541,566
1,510,000	Harris County, TX HFC (Copperwood Ranch Apartments)[1]	5.450	12/01/2023	1,520,676
1,750,000	HFDC of Central TX (Legacy at Willow Bend Retirement Community)[1]	5.625	11/01/2026	1,798,650
2,750,000	HFDC of Central TX (Legacy at Willow Bend Retirement Community)[1]	5.750	11/01/2036	2,797,053
2,000,000	HFDC of Central TX (Lutheran Social Services of the South)	6.875	02/15/2032	2,032,060
7,980,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	5.700	07/15/2029	7,999,631
7,290,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	5.700	07/15/2029	7,307,933
12,740,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	6.125	07/15/2017	12,738,599
20,245,000	Houston, TX Airport Special Facilities (Continental Airlines)	6.125	07/15/2027	20,243,785
18,755,000	Houston, TX Airport Special Facilities (Continental Airlines)	6.125	07/15/2027	18,753,875
100,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	7.000	07/01/2029	100,425
3,520,000	Houston, TX Airport Special Facilities (Continental Airlines)	7.375	07/01/2022	3,534,995
2,000,000	Houston, TX Airport System[1]	5.000	07/01/2024	2,295,800
1,210,000	Houston, TX Airport System[1]	5.000	07/01/2025	1,376,109
555,000	Houston, TX Airport System[1]	5.000	07/01/2026	628,049
815,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	6.500	05/15/2031	1,022,173

53	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Texas Continued
$ 500,000	Houston, TX Higher Education Finance Corp. (Ninos)[1]	6.000%		08/15/2036	$535,215
750,000	Houston, TX Higher Education Finance Corp. (Ninos)[1]	6.000		08/15/2041	796,343
11,400,000	Houston, TX Utility System[1]	5.000		11/15/2033	13,269,828
10,000,000	La Vernia, TX Higher Education Finance Corp.[1]	7.125		02/15/2038	11,656,600
1,945,000	Lubbock, TX HFC (Las Colinas Quail Creek Apartments)[1]	6.000		07/01/2032	1,829,486
1,800,000	Maverick County, TX GO COP	8.750		03/01/2034	1,812,888
6,110,000	Maverick County, TX GO COP	8.750		03/01/2034	6,153,748
610,000	Midlothian, TX Devel. Authority Tax Increment[1]	5.125		11/15/2026	613,959
720,000	Newark, TX Cultural Education Facilities Finance Corp.[1]	7.250		08/15/2021	783,115
3,855,000	Newark, TX Cultural Education Facilities Finance Corp.[1]	8.250		08/15/2031	4,317,639
8,605,000	Newark, TX Cultural Education Facilities Finance Corp.[1]	8.500		08/15/2041	9,701,277
1,630,000	Newark, TX Cultural Education Facilities Finance Corp. (A.W. Brown Fellowship Charter School)[1]	6.000		08/15/2042	1,712,837
1,600,000	North Central TX HFC (Village Kaufman Apartments)[1]	6.150		01/01/2043	1,640,368
38,000,000	North Central TX HFDC (Children’s Medical Center)[5]	5.750		08/15/2039	43,581,820
55,610,000	North TX Tollway Authority[5]	5.500		09/01/2041	66,349,403
16,000,000	North TX Tollway Authority[1]	5.750		01/01/2048	18,772,000
5,920,000	North TX Tollway Authority[1]	5.750		01/01/2048	6,945,640
2,130,000	Sabine Neches, TX HFC (Fox Run Apartments)[1]	6.150		01/01/2043	2,168,596
3,599,213	Sabine Neches, TX HFC (Single Family Mtg.)[5]	5.430	[7]	12/01/2039	3,982,403
4,100,000	Sabine River, TX Authority Pollution Control (TXU Electric Company)	6.150		08/01/2022	462,234
1,800,000	Sabine River, TX Authority Pollution Control (TXU Electric Company)	6.450		06/01/2021	208,512
10,000,000	San Jacinto, TX Community College District[5]	5.125		02/15/2038	11,411,200
27,085,000	Sanger, TX Industrial Devel. Corp. (Texas Pellets)[1]	7.500		07/01/2038	27,081,750
5,510,000	Springhill, TX Courtland Heights Public Facility Corp.	5.850		12/01/2028	3,476,039

54	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Texas Continued
$ 14,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[5]	5.750%	11/15/2024	$16,517,060
34,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[5]	6.250	11/15/2029	40,112,860
3,810,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community)[1]	5.750	11/15/2037	3,949,522
13,500,000	Tarrant County, TX Health Facilities Devel. Corp. (Cook Childrens Medical Center)[5]	5.000	12/01/2033	14,898,330
27,525,000	Travis County, TX HFDC (Longhorn Village)	7.125	01/01/2046	29,047,683
1,600,000	Travis County, TX HFDC (Querencia Barton Creek)[1]	5.650	11/15/2035	1,630,112
2,495,000	Trinity, TX River Authority (TXU Energy Company)	6.250	05/01/2028	288,497
20,300,000	Trophy Club, TX Public Improvement (Highlands Trophy Club)[1]	7.750	10/01/2037	20,782,937
6,170,000	TX Affordable Hsg. Corp. (South Texas Affordable Properties Corp.)[2]	8.000	03/01/2032	308,315
34,600,000	TX Angelina & Neches River Authority (Aspen Power)[2]	6.500	11/01/2029	30,041,450
250,000	TX Angelina & Neches River Authority Waste Disposal (Temple-Inland)[1]	6.950	05/01/2023	257,920
11,000,000	TX GO (College Student Loan)[1]	5.000	08/01/2036	12,704,450
276,760,000	TX Municipal Gas Acquisition & Supply Corp.[5]	6.250	12/15/2026	350,790,071
1,000,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250	12/15/2026	1,267,490
1,600,000	TX Public Finance Authority Charter School Finance Corp. (Ed-Burnham Wood)[1]	6.250	09/01/2036	1,638,224
635,000	TX Student Hsg. Corp. (University of North Texas)[1]	6.750	07/01/2021	526,358
200,000	TX Student Hsg. Corp. (University of North Texas)[1]	6.850	07/01/2031	155,838
13,260,000	TX Turnpike Authority (Central TX Turnpike System)[1]	5.500	08/15/2039	13,359,052

55	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Texas Continued
$ 2,110,000	Vintage Township, TX Public Facilities Corp.[1]	7.375%	10/01/2038	$2,164,818
638,000	Vintage Township, TX Public Facilities Corp.[1]	7.375	10/01/2038	654,575
2,920,000	Wise County, TX (Parket County Junior College District)[1]	7.500	08/15/2025	3,264,064
4,615,000	Wise County, TX (Parket County Junior College District)[1]	7.750	08/15/2028	5,208,581

				987,701,073
U.S. Possessions–6.8%
11,700,000	Guam Government Business Privilege[1]	5.125	01/01/2042	13,038,480
1,500,000	Guam Government Department of Education COP (John F. Kennedy High School)[1]	6.625	12/01/2030	1,643,880
2,200,000	Guam Government Department of Education COP (John F. Kennedy High School)[1]	6.875	12/01/2040	2,426,512
200,000	Northern Mariana Islands Commonwealth, Series A1	6.750	10/01/2033	200,286
28,915,000	Northern Mariana Islands Commonwealth, Series B	5.000	10/01/2033	23,481,004
34,365,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.250	07/01/2042	34,686,656
26,550,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.750	07/01/2037	27,903,785
23,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000	07/01/2047	24,517,310
72,305,000	Puerto Rico Commonwealth GO1	5.500	07/01/2039	74,792,292
11,540,000	Puerto Rico Commonwealth GO1	5.750	07/01/2036	12,204,127
4,650,000	Puerto Rico Commonwealth GO1	6.500	07/01/2037	5,161,826
3,000,000	Puerto Rico Commonwealth GO1	6.500	07/01/2040	3,388,530
10,000,000	Puerto Rico Commonwealth GO1	6.500	07/01/2040	11,295,100
4,430,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2026	4,679,896
3,700,000	Puerto Rico Highway & Transportation Authority[1]	5.250	07/01/2035	3,930,880
6,415,000	Puerto Rico Highway & Transportation Authority	5.300	07/01/2035	6,620,344
605,000	Puerto Rico Highway & Transportation Authority, Series H1	5.450	07/01/2035	627,772
500,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	501,990

56	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
U.S. Possessions Continued
$ 3,000,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	6.000%	07/01/2033	$3,413,220
34,600,000	Puerto Rico Public Buildings Authority[1]	5.250	07/01/2042	34,950,152
36,500,000	Puerto Rico Public Finance Corp., Series B1	5.500	08/01/2031	38,265,140
9,560,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.250	08/01/2027	10,578,714
37,610,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.250	08/01/2057	39,609,704
16,820,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.500	08/01/2042	17,972,843
12,005,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.750	08/01/2037	13,277,290
25,000,000	Puerto Rico Sales Tax Financing Corp., Series A-1[1]	5.250	08/01/2043	26,537,000
15,890,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.250	08/01/2041	16,815,910
17,000,000	Puerto Rico Sales Tax Financing Corp., Series C5	5.750	08/01/2057	18,756,270
10,175,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.000	08/01/2039	11,407,294

				482,684,207
Utah–0.2%
6,350,000	UT Charter School Finance Authority (Hawthorn Academy)[1]	8.250	07/15/2046	7,190,677
750,000	UT Charter School Finance Authority (Vista Entrada School of Performing Arts & Technology)[1]	6.300	07/15/2032	792,045
1,640,000	UT Charter School Finance Authority (Vista Entrada School of Performing Arts & Technology)[1]	6.550	07/15/2042	1,726,526
1,595,000	UT HFA (RHA Community Service of Utah)	6.875	07/01/2027	1,596,691
1,315,000	Utah County, UT Charter School (Lincoln Academy)	5.875	06/15/2037	1,324,139
825,000	Utah County, UT Charter School (Renaissance Academy)[1]	5.625	07/15/2037	816,775
4,400,000	West Valley City, UT Sewer (East Hollywood High School)	5.625	06/15/2037	3,925,020

				17,371,873
Vermont–0.0%
280,000	Burlington, VT Electric[1]	5.500	07/01/2029	319,628
315,000	Burlington, VT Electric[1]	5.625	07/01/2030	360,722

57	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Vermont Continued
$ 460,000	Burlington, VT Electric[1]	5.750%		07/01/2031	$528,062
1,872,805	VT Educational & Health Buildings Financing Agency (Marlboro College)[1]	2.779		04/01/2019	1,829,693

					3,038,105
Virginia–1.1%
1,875,000	Celebrate, VA North Community Devel. Authority Special Assessment	6.750		03/01/2034	1,327,500
14,600,000	Farms New Kent, VA Community Devel. Authority Special Assessment	5.125		03/01/2036	9,241,508
9,200,000	Farms New Kent, VA Community Devel. Authority Special Assessment	5.450		03/01/2036	5,815,688
3,206,000	Farms New Kent, VA Community Devel. Authority Special Assessment	5.800		03/01/2036	1,934,372
4,000,000	Lewistown, VA Commerce Center Community Devel. Authority	6.050		03/01/2027	2,323,160
3,000,000	New Port, VA CDA	5.600		09/01/2036	1,813,980
2,050,000	Norfolk, VA EDA, Series A	6.000		11/01/2036	1,608,287
410,000	Norfolk, VA Redevel. & Hsg. Authority (First Mtg.-Retirement Community)	6.125		01/01/2035	411,615
21,446,000	Peninsula, VA Town Center Community Devel. Authority Special Obligation[1]	6.450		09/01/2037	22,689,439
5,100,000	VA Celebrate South CDA Special Assessment[2]	6.250		03/01/2037	3,087,234
3,400,000	VA H2O Community Devel. Authority	5.200		09/01/2037	2,072,946
9,770,000	VA Small Business Financing Authority (Hampton Roads Proton)	9.000		07/01/2039	10,543,393
253,700,000	VA Tobacco Settlement Authority	7.441	[3]	06/01/2047	6,758,568
6,000,000	VA Tobacco Settlement Financing Corp.[1]	5.200		06/01/2046	4,796,580
2,500,000	West Point, VA IDA Solid Waste (Chesapeake Corp.)[2]	6.375		03/01/2019	250

					74,424,520
Washington–2.5%
1,500,000	Grant County, WA Public Hospital District No. 3 (Columbia Basin Hospital)[1]	5.500		12/01/2036	1,599,780
750,000	Greater Wenatchee, WA Regional Events Center[1]	5.000		09/01/2027	755,745

58	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Washington Continued
$ 1,000,000	Greater Wenatchee, WA Regional Events Center[1]	5.250%	09/01/2032	$1,004,500
2,150,000	Greater Wenatchee, WA Regional Events Center[1]	5.500	09/01/2042	2,159,546
25,000	King County, WA Hsg. Authority (Cascadian Apartments)[1]	6.800	07/01/2019	25,131
10,000	King County, WA Hsg. Authority (Kona Village)[1]	6.700	01/01/2020	10,009
120,000	King County, WA Hsg. Authority (Southwood Square Apartments)[1]	6.100	10/01/2021	120,064
725,000	King County, WA Hsg. Authority (Southwood Square Apartments)[1]	6.200	10/01/2031	725,160
20,000	King County, WA Hsg. Authority (Woodridge Park)[1]	6.250	05/01/2015	20,373
50,000	King County, WA Hsg. Authority (Woodridge Park)[1]	6.350	05/01/2025	50,692
1,680,000	Kitsap County, WA Consolidated Hsg. Authority[1]	5.500	06/01/2027	1,586,558
2,350,000	Kitsap County, WA Consolidated Hsg. Authority[1]	5.600	06/01/2037	2,226,931
50,000	Kitsap County, WA Consolidated Hsg. Authority (Heritage Apartments)[1]	6.100	10/01/2031	50,003
36,900,000	Port of Seattle, WA5	5.000	10/01/2032	39,162,929
2,080,000	Seattle, WA Hsg. Authority (Newholly Phase II)[1]	7.000	01/01/2032	2,100,758
2,305,000	Snohomish County, WA Hsg. Authority (Westwood Crossing Apartments)[1]	5.250	05/01/2037	2,123,343
100,000	Snohomish County, WA Hsg. Authority (Whispering Pines Apartments)[1]	5.100	09/01/2015	99,743
1,675,000	Snohomish County, WA Hsg. Authority (Whispering Pines Apartments)[1]	5.600	09/01/2025	1,622,740
1,250,000	Snohomish County, WA Hsg. Authority (Whispering Pines Apartments)[1]	5.750	09/01/2030	1,202,725
1,500,000	Tes Properties, WA5	5.500	12/01/2029	1,722,000
12,000,000	Tes Properties, WA5	5.625	12/01/2038	13,634,640
18,075,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[1]	6.375	10/01/2036	22,149,647
19,500,000	WA Health Care Facilities Authority (Peacehealth)[5]	5.000	11/01/2018	22,922,250

59	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Value
Washington Continued
$17,410,000	WA Health Care Facilities Authority (Peacehealth)[5]	5.000%		11/01/2028	$19,036,854
15,000,000	WA Health Care Facilities Authority (Seattle Childrens Hospital)[5]	5.625		10/01/2038	17,135,550
10,860,000	WA Kalispel Tribe Indians Priority District[1]	6.750		01/01/2038	10,614,673
14,285,000	WA Tobacco Settlement Authority (TASC)[1]	6.625		06/01/2032	14,892,113

					178,754,457
West Virginia–0.6%
3,000,000	Brooke County, WV (Bethany College)[1]	6.500		10/01/2031	3,480,210
4,500,000	Brooke County, WV (Bethany College)[1]	6.750		10/01/2037	5,264,550
13,435,000	Harrison County, WV Tax Increment (Charles Pointe)	7.000		06/01/2028	13,111,082
1,840,000	Harrison County, WV Tax Increment (Charles Pointe)[1]	7.000		06/01/2035	1,860,111
13,710,000	Harrison County, WV Tax Increment (Charles Pointe)	7.000		06/01/2035	12,883,287
3,045,000	WV Hospital Finance Authority (UTD Health System)[1]	5.500		06/01/2039	3,382,264

					39,981,504
Wisconsin–0.7%
3,970,000	Necedah, WI Community Devel. Authority Exempt Facility (Castle Rock Renewable Fuels)	7.500		03/01/2018	2,821,836
1,750,000	Sokaogon, WI Chippewa Community (Gaming)[2]	7.000		01/01/2026	786,363
1,800,000	Sokaogon, WI Chippewa Community (Gaming)[2]	8.250		01/01/2017	808,830
3,000,000	WI H&EFA (AE Nursing Centers)	7.250		06/01/2038	3,240,810
10,000,000	WI H&EFA (AHCG/SVH/SVE Obligated Group)[5]	5.000		11/15/2033	11,129,600
750,000	WI H&EFA (Beloit College)[1]	6.125		06/01/2035	852,285
2,015,000	WI H&EFA (Beloit College)[1]	6.125		06/01/2039	2,282,209
1,000,000	WI H&EFA (Eastcastle Place)	6.125		12/01/2034	602,410
7,335,000	WI H&EFA (Wellington Homes)	6.750		09/01/2037	7,558,938
2,385,000	WI H&EFA (Wisconsin Illinois Senior Hsg.)	5.800		08/01/2029	2,404,128
2,000,000	WI Public Finance Authority (Las Ventanas Retirement Community)	0.210	[3]	10/01/2042	1,000,120
4,657,500	WI Public Finance Authority (Las Ventanas Retirement Community)	7.000		10/01/2042	4,460,907
2,000,000	WI Public Finance Authority (Las Ventanas Retirement Community)	36.094	[3]	10/01/2042	20

60	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Value
Wisconsin Continued
$ 660,000	WI Public Finance Authority (Thomas Jefferson Classical Academy)[1]	7.000%	07/01/2031	$730,844
1,325,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)[1]	5.750	07/15/2032	1,364,604
845,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)[1]	6.000	07/15/2042	860,464
5,875,000	WI Public Finance Authority Educational Facility (Horizon Academy West Charter School)[1]	6.000	09/01/2045	5,913,423

				46,817,791

	Total Municipal Bonds and Notes (Cost $8,735,959,059)			8,145,394,400
Corporate Bonds and Notes–0.2%
9,573,244	Delta Air Lines, Inc., Sr.Unsec. Nts.[13] (Cost $9,477,512)	8.000	12/01/2015	9,485,936

Shares
Common Stocks–0.0%
1,111	Converted Organics, Inc.[13,14]			2
7,679	Delta Air Lines, Inc.[13,14]			73,949
59,830	General Motors Co.[13,14]			1,525,665
15,021	Motors Liquidation Co. GUC Trust[13,14]			299,669

	Total Common Stocks (Cost $9,860,298)			1,899,285
Preferred Stocks–0.0%
9,486	Converted Organics, Inc., Series A13,14 (Cost $9,486,000)			3

Units		Strike Price	Expiration
Rights, Warrants, and Certificates–0.0%
54,392	General Motors Co. Wts.[13,14]	$10.000	07/10/2016	894,748
54,392	General Motors Co. Wts.[13,14]	18.330	07/10/2019	558,606

Total Rights, Warrants, and Certificates (Cost $7,679,687)				1,453,354

Total Investments, at Value (Cost $8,772,462,556)–115.7%				8,158,232,978
Liabilities in Excess of Other Assets–(15.7)				(1,104,288,791)

Net Assets–100.0%				$7,053,944,187

61	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Footnotes to Statement of Investments

1.	All or a portion of the security position has been segregated for collateral to cover borrowings.
2.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.
3.	Zero coupon bond reflects effective yield on the date of purchase.
4.	This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.
5.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.
6.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
7.	Represents the current interest rate for a variable or increasing rate security.
8.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $2,591,280 or 0.04% of the Fund’s net assets as of October 31, 2012.
9.	Subject to a forbearance agreement. Rate shown is the original contractual interest rate. See accompanying Notes.
10.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after October 31, 2012. See accompanying Notes.
11.	Restricted security. The aggregate value of restricted securities as of October 31, 2012 was $41,544,872, which represents 0.59% of the Fund’s net assets. See accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation
NY Liberty Devel. Corp. (Bank of America Tower)	7/23/10-3/4/11	$37,405,819	$41,544,872	$4,139,053

12.	Represents the current interest rate for an inverse floating rate security. See accompanying Notes.
13.	Received as a result of a corporate action.
14.	Non-income producing security.

To simplify the listings of securities, abbreviations are used per the table below:

ABH	Adventist Bolingbrook Hospital
ACMC	Advocate Condell Medical Center
AE	American Eagle
AGH	Adventist Glenoaks Hospital
AH	Ascension Health
AHACHC	ARC/HDS Alamance County Housing Corp.
AHCG	Ascension Health Credit Group
AHCN	Advocate Health Care Network
AH&HC	Advocate Health & Hospitals Corp.
AHSGA	Adventist Health System-Georgia
ANSHN	Advocate North Side Health Network
AUS	Allegheny United Hospital
BHI	Baptist Homes of Indiana

62	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

BVHF	Blanchard Valley Health Foundation
BVRHC	Blanchard Valley Regional Health Center
CAB	Capital Appreciation Bond
CDA	Communities Devel. Authority
CDHA	Central Dupage Hospital Association
CDHS	Central Dupage Health System
CFGH	Central Florida Group Homes
CLC	Christian Living Communities
CLCSF	Christian Living Communities Stewardship Fund
CMH	Copley Memorial Hospital
COP	Certificates of Participation
CSAHS	The Sisters of Charity of St. Augustine Health System
DA	Dormitory Authority
DRIVERS	Derivative Inverse Tax Exempt Receipts
EBC	Engel Berman Corp.
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority
EF&CD	Environmental Facilities and Community Devel.
GJSR	Gurwin Jewish Senior Residences
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
H&EFB	Health and Educational Facilities Board
H&HEFA	Hospitals and Higher Education Facilities Authority
HDC	Housing Devel. Corp.
HE&HF	Higher Educational and Housing Facilities
HE&HFA	Higher Education and Health Facilities Authority
HE&HFB	Health Educational and Housing Facility Board
HEFA	Higher Education Facilities Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
HHlthS	Holzer Health Systems
HMCG	Holzer Medical Center–Gallipolis
HMCJ	Holzer Medical Center–Jackson
HUHS	Hahnemann University Hospital System
IDA	Industrial Devel. Agency
IDC	Industrial Devel. Corp.
IFPCFA	Industrial Facilities and Pollution Control Financing Authority
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
JGCCF	Jewish Geriatric & Convalescent Center Foundation
KGC	Kuakini Geriatric Care
KHS	Kuakini Health System
KMC	Kuakini Medical Center
KSS	Kuakini Support Services
LHFTA	Luthern Home for the Aged
LH&S	Luthern Home & Services
LH&SFTA	Luthern Home & Services for the Aged
L.I.	Long Island
MCP	Medical College Of Pennsylvania
M-S-R	Modesto Irrigation Disctrict of the City of Santa Clara and the City of Redding
NH	Northgate Housing

63	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

NTH	North Terrace Housing
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
PHC	Piedmont Healthcare
PHF	Piedmont Hospital Foundation
RCF	Rush–Copley Foundation
RCMC	Rush–Copley Medical Center
RHA	Resource Healthcare of America
RITES	Residual Interest Tax Exempt Securities
ROLs	Residual Option Longs
RUMC	Rush University Medical Center
Res Rec	Resource Recovery Facility
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
SVE	St. Vincent’s East
SVH	Saint Vincent’s Hospital
TASC	Tobacco Settlement Asset-Backed Bonds
TYW	The YMCA of Wichita
UHHS	University Hospitals Health System
VH	Village Housing
VS	Village Shalom
VSCF	Village Shalom Charitable Foundation

Notes to Statement of Investments

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”)

64	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

65	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

66	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of October 31, 2012, the Fund’s maximum exposure under such agreements is estimated at $965,015,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At October 31, 2012, municipal bond holdings with a value of $2,244,977,059 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $1,236,715,000 in short-term floating rate securities issued and outstanding at that date.

At October 31, 2012, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 4,400,000	CA GO ROLs[3]	11.544%	12/1/36	$4,718,384
77,555,000	CA Golden State Tobacco Securitization Corp. ROLs[3]	6.699	6/1/47	63,638,531
3,855,000	CA Health Facilities Financing Authority ROLs[3]	17.573	7/1/39	6,273,164
5,550,000	CA Health Facilities Financing Authority ROLs[3]	7.871	11/15/42	6,336,047

67	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$12,000,000	CA Health Facilities Financing Authority ROLs[3]	8.310%	11/15/46	$14,235,360
5,000,000	CA Infrastructure and Economic Devel. (Sanford Consortium) RITES	7.822	5/15/40	6,264,900
2,615,000	Cerritos, CA Community College District DRIVERS	15.574	8/1/33	4,184,209
16,250,000	Chicago, IL GO ROLs[3]	8.370	1/1/33	19,406,400
11,000,000	Desert, CA Community College District[3]	11.421	8/1/37	13,968,680
2,525,000	Detroit, MI City School District ROLs[3]	18.144	5/1/29	4,897,894
5,000,000	District of Columbia GO ROLs[3]	7.824	4/1/43	5,747,100
2,500,000	District of Columbia GO ROLs[3]	7.824	4/1/35	3,060,250
9,265,000	District of Columbia GO ROLs[3]	7.822	4/1/43	10,648,913
4,675,000	Douglas County, NE Hospital Authority ROLs[3]	18.410	11/1/48	7,193,890
14,530,000	Fulton County, GA Devel. Authority (PHC/Piedmont Hospital/PHF Obligated Group) DRIVERS	7.789	6/15/29	17,986,978
6,865,000	Fulton County, GA Devel. Authority (PHC/Piedmont Hospital/PHF Obligated Group) DRIVERS	8.223	6/15/37	8,423,904
1,445,000	Fulton County, GA Devel. Authority (PHC/Piedmont Hospital/PHF Obligated Group) DRIVERS	7.777	6/15/29	1,788,188
5,000,000	Grossmont, CA Union High School District ROLs[3]	12.909	8/1/45	7,727,450
11,750,000	Highlands County, FL Health Facilities Authority ROLs[3]	8.241	11/15/36	14,016,810
6,670,000	IL Finance Authority (Advocate Health Care) DRIVERS	12.541	4/1/44	8,956,543
5,790,000	IL Finance Authority (Advocate Health Care) DRIVERS	12.224	4/1/44	7,610,550
3,670,000	IL Finance Authority (Advocate Health Care) DRIVERS	12.211	4/1/44	4,822,564
3,335,000	IL Finance Authority (Advocate Health Care) DRIVERS	12.215	4/1/44	4,382,790
2,935,000	IL Finance Authority (Advocate Health Care) DRIVERS	12.215	4/1/44	3,857,060
1,670,000	IL Finance Authority (AH&HC/ANSHN/ACMC/AHCN Obligated Group)	12.198	4/1/44	2,193,896
6,250,000	IL Finance Authority (CDHS/CDHA Obligated Group) DRIVERS	8.658	11/1/39	7,860,625
2,500,000	IL Finance Authority (CDHS/CDHA Obligated Group) DRIVERS	8.440	11/1/39	3,092,400
20,000,000	IL Metropolitan Pier & Exposition Authority ROLs[3]	8.796	6/15/50	24,954,000
3,500,000	KY EDFA (Baptist Healthcare System) ROLs[3]	16.086	8/15/24	5,651,240
8,500,000	Lakeland, FL Energy System DRIVERS	8.183	10/1/36	13,835,450
7,985,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) DRIVERS	15.852	5/15/30	11,579,208
1,250,000	Los Angeles, CA Dept. of Water & Power DRIVERS	14.681	7/1/34	1,903,600
13,440,000	Los Angeles, CA Unified School District DRIVERS	7.788	7/1/30	15,730,982
2,750,000	Los Angeles, CA Unified School District ROLs[3]	14.329	7/1/32	4,179,010
1,835,000	Los Angeles, CA Unified School District ROLs[3]	14.849	1/1/34	2,820,101
2,640,000	Los Angeles, CA Unified School District ROLs[3]	14.855	1/1/34	4,057,258
2,190,000	Los Angeles, CA Unified School District ROLs[3]	14.771	1/1/34	3,365,680
7,500,000	Los Angeles, CA Unified School District ROLs[3]	14.929	7/1/32	11,328,900

68	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 6,050,000	MA Educational Financing Authority ROLs[3]	15.237%	1/1/30	$7,847,516
3,750,000	MA HFA ROLs[3]	10.753	6/1/49	4,187,100
3,010,000	MA HFA ROLs[3]	10.991	12/1/49	3,297,124
8,895,000	MA HFA ROLs[3]	8.494	12/1/42	10,285,466
16,695,000	MA HFA ROLs[3]	11.454	7/1/25	17,542,772
9,775,000	Metropolitan Washington D.C. Airport Authority ROLs[3]	11.418	10/1/32	11,508,010
4,035,000	Metropolitan Washington D.C. Airport Authority, Series B DRIVERS	11.060	10/1/34	4,360,503
12,500,000	MI Finance Authority ROLs[3]	7.974	12/1/33	15,344,250
6,660,000	MI Hospital Finance Authority (McLaren Health Care Corp.) DRIVERS	7.719	8/1/35	7,721,737
5,000,000	Miami-Dade County, FL Aviation ROLs[3]	11.201	10/1/40	5,858,450
2,500,000	Miami-Dade County, FL School Board ROLs[3]	15.740	2/1/27	3,794,400
2,500,000	Miami-Dade County, FL School Board ROLs[3]	14.869	2/1/27	3,652,800
12,500,000	Miami-Dade County, FL School Board ROLs[3]	16.176	2/1/34	18,448,500
2,500,000	Montgomery County, OH (Miami Valley Hospital) DRIVERS	17.304	11/15/23	4,701,200
2,885,000	Newport Beach, CA GO ROLs[3]	14.862	12/1/24	3,399,569
3,420,000	NJ EDA ROLs[3]	11.018	9/1/24	5,321,144
60,560,000	NJ Tobacco Settlement Financing Corp. ROLs[3]	5.242	6/1/29	57,085,673
3,300,000	NJ Transportation Trust Fund Authority ROLs[3]	11.021	12/15/23	5,658,180
9,500,000	North Central Texas HFDC (Children’s Medical Center) DRIVERS	17.304	8/15/39	15,081,820
27,805,000	North TX Tollway Authority ROLs[3]	8.806	9/1/41	38,544,403
18,695,000	NY Liberty Devel. Corp. ROLs[3]	8.140	1/15/44	22,859,872
3,240,000	NYC Municipal Water Finance Authority ROLs[3]	17.866	6/15/40	5,884,358
7,290,000	NYC Transitional Finance Authority ROLs[3]	7.982	2/1/30	9,984,603
9,065,000	NYC Transitional Finance Authority ROLs[3]	7.984	2/1/35	12,064,065
2,875,000	PA Geisinger Authority Health System, Series A DRIVERS	15.567	6/1/39	4,209,920
7,720,000	Peralta, CA Community College District DRIVERS	7.787	8/1/35	8,481,810
3,100,000	Pima County, AZ IDA ROLs[3]	16.266	7/1/39	4,347,316
12,500,000	Port Authority NY/NJ, 166th Series DRIVERS	8.223	7/15/36	17,274,500
11,070,000	Port of Seattle, WA Special Facilities ROLs[3]	12.460	10/1/32	13,332,929
3,670,000	Puerto Rico Sales Tax Financing Corp. DRIVERS	11.885	8/1/57	4,254,851
4,250,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	17.513	8/1/57	6,006,270
8,875,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	12.228	8/1/57	10,289,853
2,750,000	RI Hsg. & Mtg. Finance Corp. ROLs[3]	15.708	10/1/47	3,168,440
1,022,000	Sabine Neches, TX HFC (Single Family Mtg.) ROLs	13.966	12/1/39	1,287,403

69	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 9,335,000	San Francisco, CA Bay Area Toll Authority ROLs[3]	12.029%	4/1/47	$13,253,646
2,500,000	San Jacinto, TX Community College District ROLs[3]	14.764	2/15/38	3,911,200
3,500,000	Tarrant County, TX Cultural Education Facilities Finance Corp. ROLs[3]	16.943	11/15/24	6,017,060
8,500,000	Tarrant County, TX Cultural Education Facilities Finance Corp. ROLs[3]	18.686	11/15/29	14,612,860
6,750,000	Tarrant County, TX Health Facilities Devel. Corp. (Cook Childrens Medical Center) DRIVERS	7.789	12/1/33	8,148,330
375,000	Tes Properties, WA DRIVERS	16.436	12/1/29	597,000
3,000,000	Tes Properties, WA DRIVERS	16.870	12/1/38	4,634,640
92,305,000	TX Municipal Gas Acquisition & Supply Corp. ROLs[3]	12.215	12/15/26	166,340,071
4,355,000	WA Health Care Facilities Authority (Peacehealth) DRIVERS	14.271	11/1/28	5,981,854
5,000,000	WA Health Care Facilities Authority (Seattle Childrens Hospital/Seattle Childrens Healthcare System	12.872	10/1/38	7,135,550
4,875,000	WA Health Care Facilities Authority ROLs[3]	14.509	11/1/18	8,297,250
5,670,000	Wayne County, MI Airport Authority ROLs[3]	11.415	12/1/29	6,436,981
3,645,000	Wayne County, MI Airport Authority ROLs[3]	11.417	12/1/29	4,138,059
8,335,000	Wayne County, MI Airport Authority ROLs[3]	11.419	12/1/29	9,462,475
3,335,000	Wayne County, MI Airport Authority ROLs[3]	11.416	12/1/34	3,768,217
1,875,000	Westminster, CA Redevel. Agency Tax Allocation ROLs[3]	19.136	11/1/39	3,505,200
3,750,000	Westminster, CA Redevel. Agency Tax Allocation ROLs[3]	17.393	11/1/45	6,106,350
5,000,000	WI H&EFA ROLs[3]	7.874	11/15/33	6,129,600

				$1,008,262,059

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”
3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 35% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse

70	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $1,236,715,000 as of October 31, 2012.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of October 31, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$9,461,280
Sold securities	1,974,140

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of October 31, 2012 is as follows:

Cost	$742,264,185
Market Value	$323,259,620
Market Value as a % of Net Assets	4.58%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal

71	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

or coupon interest rates. As of October 31, 2012, securities with an aggregate market value of $15,412,838, representing 0.22% of the Fund’s net assets, were subject to these forbearance agreements. Interest payments of $557,119 are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

72	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value

73	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

74	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

The table below categorizes amounts as of October 31, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$8,681,906	$979,132	$9,661,038
Alaska	—	14,798,264	—	14,798,264
Arizona	—	149,757,292	—	149,757,292
Arkansas	—	4,279,570	—	4,279,570
California	—	1,291,368,777	—	1,291,368,777
Colorado	—	294,831,938	1,530,811	296,362,749
Connecticut	—	5,188,184	—	5,188,184
Delaware	—	6,556,697	—	6,556,697
District of Columbia	—	232,855,298	—	232,855,298
Florida	—	814,775,595	3,910,522	818,686,117
Georgia	—	86,032,117	—	86,032,117
Hawaii	—	9,319,878	—	9,319,878
Idaho	—	1,859,609	—	1,859,609
Illinois	—	471,119,707	—	471,119,707
Indiana	—	118,724,063	5,961,725	124,685,788
Iowa	—	112,746,139	—	112,746,139
Kansas	—	4,095,365	—	4,095,365
Kentucky	—	21,036,266	—	21,036,266
Louisiana	—	88,933,045	2,874,218	91,807,263
Maine	—	19,492,401	—	19,492,401
Maryland	—	19,673,321	369,954	20,043,275
Massachusetts	—	130,289,609	—	130,289,609
Michigan	—	285,963,719	—	285,963,719
Minnesota	—	57,386,420	—	57,386,420
Mississippi	—	14,647,782	—	14,647,782
Missouri	—	103,260,296	—	103,260,296
Montana	—	7,876,798	—	7,876,798
Multi States	—	4,799,920	—	4,799,920
Nebraska	—	61,342,552	—	61,342,552
Nevada	—	3,557,978	—	3,557,978
New Hampshire	—	7,723,928	—	7,723,928
New Jersey	—	495,253,867	—	495,253,867
New Mexico	—	21,646,537	—	21,646,537
New York	—	472,878,607	449,940	473,328,547
North Carolina	—	70,083,599	—	70,083,599
North Dakota	—	3,820,852	—	3,820,852
Ohio	—	396,539,333	—	396,539,333
Oklahoma	—	86,943,228	—	86,943,228
Oregon	—	6,645,424	—	6,645,424
Pennsylvania	—	88,175,535	—	88,175,535
Rhode Island	—	106,627,524	—	106,627,524
South Carolina	—	39,185,000	—	39,185,000
South Dakota	—	36,958,658	—	36,958,658
Tennessee	—	20,811,970	—	20,811,970
Texas	—	987,254,496	446,577	987,701,073
U.S. Possessions	—	482,684,207	—	482,684,207
Utah	—	17,371,873	—	17,371,873
Vermont	—	3,038,105	—	3,038,105
Virginia	—	74,424,520	—	74,424,520
Washington	—	178,754,457	—	178,754,457
West Virginia	—	39,981,504	—	39,981,504
Wisconsin	—	46,817,791	—	46,817,791
Corporate Bonds and Notes	—	9,485,936	—	9,485,936

75	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Common Stocks	$1,899,285	$—	$—	$1,899,285
Preferred Stocks	—	—	3	3
Rights, Warrants, and Certificates	1,453,354	—	—	1,453,354

Total Assets	$3,352,639	$8,138,357,457	$16,522,882	$8,158,232,978

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 2**	Transfers into Level 3**	Transfers out of Level 3 *
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$(1,407,780)	$1,407,780	$—
Colorado	—	(1,530,368)	1,530,368	—
Florida	—	(3,910,964)	3,910,964	—
Indiana	11,642,927	(5,959,971)	5,959,971	(11,642,927)
Louisiana	—	(2,932,459)	2,932,459	—
Maryland	—	(370,000)	370,000	—
New York	—	(674,970)	674,970	—
Texas	—	(446,648)	446,648	—

Total Assets	$11,642,927	$(17,233,160)	$17,233,160	$(11,642,927)

*	Transferred from Level 3 to Level 2 due to the availability of market data for this security.

**	Transferred from Level 2 to Level 3 as the pricing vendor is using an alternative valuation method. This is due to a lack of observable market data.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

Restricted Securities

As of October 31, 2012, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

76	Oppenheimer Rochester National Municipals

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$7,521,693,364 [1]

Gross unrealized appreciation	$855,509,070
Gross unrealized depreciation	(1,529,163,661)

Net unrealized depreciation	$(673,654,591)

1.	The Federal tax cost of securities does not include cost of $1,310,194,205, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

77	Oppenheimer Rochester National Municipals

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Multi-State Municipal Trust

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	12/11/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	12/11/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	12/11/2012